January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.21%, 07/15/37(a)(b)	USD	250	$ 250,795
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 4.73%, 04/20/37(a)(b)		250	250,274
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1 mo. Term SOFR + 0.80%), 4.48%, 08/25/35(a)		203	181,063
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(b)		136	137,811
Affirm Asset Securitization Trust(b)
Series 2023-X1, Class D, 9.55%, 11/15/28		213	214,337
Series 2024-A, Class A, 5.61%, 02/15/29		100	100,157
Series 2024-A, Class B, 5.93%, 02/15/29		510	510,820
Series 2024-B, Class C, 5.06%, 09/15/29		2,250	2,254,677
Series 2024-X1, Class D, 7.29%, 05/15/29		100	100,100
Series 2024-X2, Class C, 5.62%, 12/17/29		700	701,564
Series 2024-X2, Class D, 6.08%, 12/17/29		525	528,108
Series 2025-X1, Class B, 5.19%, 04/15/30		1,150	1,152,750
Series 2025-X2, Class A, 4.45%, 10/15/30		185	184,707
Affirm Master Trust(b)
Series 2025-1A, Class A, 4.99%, 02/15/33		361	364,631
Series 2025-1A, Class B, 5.13%, 02/15/33		1,000	1,007,739
Series 2025-1A, Class C, 5.28%, 02/15/33		640	645,138
Series 2025-3A, Class B, 4.75%, 10/16/34		980	982,016
Series 2025-3A, Class C, 4.89%, 10/16/34		1,850	1,855,951
Series 2026-1A, Class A, 4.37%, 02/15/34		172	171,972
AGL CLO Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		250	251,213
AGL Core CLO Ltd.(a)(b)
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/20/37		250	250,972
Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 4.91%, 01/22/38		250	250,841
Aimco CLO Ltd., Series 2021-14A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 4.89%, 10/20/38(a)(b)		250	250,847
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(b)		89	88,350
Anchorage Capital CLO Ltd.(a)(b)
Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/22/38		250	252,078
Series 2016-2RA, Class A1R3, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/20/34		1,000	1,001,122
Series 2020-15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/20/38		250	251,285
Series 2025-34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/15/39		250	250,797
Apidos CLO LV, Series 2025-55A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.93%, 01/20/39(a)(b)		250	250,750
Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/21/38(a)(b)		250	250,880
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.20%, 10/16/37(a)(b)		250	249,982
ARES LX CLO Ltd., Series 2021-60A, Class AR, (3- mo. CME Term SOFR + 1.18%), 4.85%, 07/18/34(a)(b)		250	250,361
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.42%, 04/15/34(a)(b)		250	250,965
Security		Par (000)	Value
Asset-Backed Securities (continued)
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.59%), 4.27%, 05/25/35(a)	USD	145	$ 121,763
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1 mo. Term SOFR + 1.09%), 4.76%, 12/25/34(a)		140	132,586
Atlas Senior Loan Fund XXII Ltd., Series 2023-22A, Class A1, (3-mo. CME Term SOFR + 1.98%), 5.65%, 01/20/36(a)(b)		500	500,548
Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 07/15/37(a)(b)		480	481,476
Ballyrock CLO Ltd.(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/20/37		250	250,941
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38		420	421,735
Series 2025-32A, Class A1A, (3-mo. CME Term SOFR + 1.21%), 4.88%, 01/25/39		250	250,624
Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/39		250	252,065
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 5.00%, 11/25/51(b)		56	55,655
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.06%, 01/27/39(a)(b)		250	251,149
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1 mo. Term SOFR + 0.45%), 4.13%, 09/25/36(a)		56	55,211
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1 mo. Term SOFR + 5.36%), 6.49%, 06/25/35(a)		210	216,143
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1 mo. Term SOFR + 2.11%), 5.79%, 03/25/37(a)(b)		25	25,094
Benefit Street Partners CLO Ltd., Series 2025-44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.94%, 01/15/39(a)(b)		250	251,035
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.30%), 4.97%, 07/20/38(a)(b)		322	323,557
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ARR, (3-mo. CME Term SOFR + 1.29%), 4.96%, 07/15/37(a)(b)		500	502,496
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/25/38(a)(b)		1,100	1,102,420
Benefit Street Partners CLO XXV Ltd., Series 2021- 25A, Class A1R, (3-mo. CME Term SOFR + 1.00%), 4.67%, 01/15/35(a)(b)		250	250,137
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		250	251,130
Birch Grove CLO Ltd., Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/19/38(a)(b)		550	551,579
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(b)		70	70,227
BlueMountain CLO Ltd.(a)(b)
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.93%, 04/20/31		32	32,205

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.(a)(b) (continued)
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 10/25/30	USD	250	$ 250,625
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		100	100,172
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 01/15/39(a)(b)		250	251,079
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 05/15/37(a)(b)		250	251,214
Carlyle U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/21/37		250	250,980
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.45%, 10/21/37		250	251,630
CarVal CLO IV Ltd., Series 2021-1A, Class A1R, (3- mo. CME Term SOFR + 1.30%), 4.97%, 03/31/38(a)(b)		250	251,223
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)		100	98,932
CIFC Funding III Ltd.(a)(b)
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/18/38		400	402,909
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/21/37		250	250,979
CIFC Funding Ltd.(a)(b)
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/17/37		250	250,842
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/16/37		250	251,016
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/40		250	251,090
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/25/37		250	251,756
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/20/37		250	250,000
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.30%), 5.97%, 01/20/37		300	300,000
CIFC Funding VII Ltd., Series 2019-7A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/19/38(a)(b)		250	251,025
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1 mo. Term SOFR + 2.74%), 5.54%, 10/25/37		150	150,322
Series 2007-1, Class 2M2, (1 mo. Term SOFR + 2.74%), 5.54%, 10/25/37		676	665,503
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		67	70,356
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 5.45%, 06/25/54(a)(b)		113	114,835
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(b)		247	247,878
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		100	100,803
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(a)		67	68,595
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55(b)		445	450,851
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(b)		15	12,978
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(b)	USD	372	$ 312,139
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 01/15/38(a)(b)		250	250,937
CWABS Asset-Backed Certificates Trust(a)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		165	160,963
Series 2006-13, Class 1AF4, 3.95%, 01/25/37		14	14,195
Series 2006-14, Class M1, (1 mo. Term SOFR + 0.55%), 4.22%, 02/25/37		22	23,201
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1 mo. Term SOFR + 1.61%), 5.29%, 06/25/47(a)(b)		30	25,501
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 3.93%, 01/15/37(a)		1	790
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(b)		206	205,555
Deephaven Residential Mortgage Trust, Series 2025- CES1, Class A1A, 5.22%, 10/25/55(b)		96	97,269
Diameter Capital CLO Ltd.(a)(b)
Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/20/37		460	461,721
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.98%, 04/20/38		500	502,359
Series 2025-12A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.16%, 10/20/38		250	250,941
Dowson PLC(a)(c)
Series 2024-1, Class E, (1-day SONIA GBP 3.95%), 7.68%, 08/20/31	GBP	110	150,275
Series 2024-1, Class F, (1-day SONIA GBP 6.95%), 10.68%, 08/20/31		162	219,195
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	USD	450	453,367
Dryden CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.18%, 08/20/34(a)(b)		250	250,268
Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/15/38(a)(b)		510	512,341
Elmwood CLO 24 Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/17/38(a)(b)		258	259,084
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3- mo. CME Term SOFR + 1.43%), 5.10%, 07/17/37(a)(b)		250	250,875
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3- mo. CME Term SOFR + 1.15%), 4.82%, 04/22/38(a)(b)		250	250,300
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/37(a)(b)		250	251,173
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 9.62%, 07/18/37(a)(b)		250	249,528
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(a)		288	262,405
Exeter Automobile Receivables Trust
Series 2022-5A, Class D, 7.40%, 02/15/29		92	93,274
Series 2023-2A, Class D, 6.32%, 08/15/29		545	555,181
series 2023-3A, Class D, 6.68%, 04/16/29		400	408,652
Series 2023-4A, Class D, 6.95%, 12/17/29		350	357,305
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
FIGRE Trust, Series 2026-HE1, Class A, 4.98%, 01/25/56(a)(b)	USD	150	$ 149,996
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1 mo. Term SOFR + 0.35%), 4.03%, 10/25/36(a)		27	17,462
FirstKey Homes Trust(b)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	583,228
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	626,718
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		111	111,771
Fondo de Titulizacion Santander Consumo, Series 9, Class F, (3-mo. EURIBOR + 4.87%), 6.90%, 10/25/40(a)(c)	EUR	180	215,539
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.07%, 10/18/34(a)		83	100,232
Foundation Finance Trust(b)
Series 2025-1A, Class A, 4.95%, 04/15/50	USD	93	93,602
Series 2025-2A, Class D, 5.68%, 04/15/52		114	114,569
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1, Class A, 4.50%, 06/25/52(b)		58	57,469
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-44A, Class A1R, (3-mo. CME Term SOFR + 1.57%), 5.24%, 10/21/38		250	250,250
Series 2023-66A, Class AR, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/25/38		250	250,991
Golub Capital Private Credit Fund CLO, Series 2025- 1A, Class A1, (3-mo. CME Term SOFR + 1.47%), 5.14%, 10/18/39(a)(b)		250	249,996
GoodLeap Home Improvement Solutions Trust(b)
Series 2024-1A, Class A, 5.35%, 10/20/46		250	252,759
Series 2025-1A, Class A, 5.38%, 02/20/49		207	209,666
Series 2025-2A, Class A, 5.32%, 06/20/49		206	208,358
Series 2025-2A, Class B, 5.98%, 06/20/49		346	351,234
Series 2025-3A, Class A, 5.00%, 10/20/49		326	326,695
Gracie Point International Funding LLC(a)(b)
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 6.45%, 03/01/27		22	21,606
Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 5.89%, 03/01/28		110	110,040
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class A4, 5.15%, 10/27/59		45	45,663
Series 2024-2, Class B, 5.26%, 10/27/59		93	94,347
Series 2024-2, Class D, 6.43%, 10/27/59		301	307,009
Series 2025-3A, Class A3, 4.52%, 12/27/60		123	123,348
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		219	224,626
GSAMP Trust, Series 2006-HE4, Class M1, (1 mo. Term SOFR + 0.56%), 4.24%, 06/25/36(a)		100	87,747
Hill FL BV, Series 2025-1FL, Class E, (1-mo. EURIBOR + 2.64%), 4.61%, 10/18/32(a)(c)	EUR	100	118,852
Household Capital RMBS, Series 2025-1, Class A, (3-Month BBSW + 1.90%), 5.63%, 07/21/87(a)(c)	AUD	87	60,746
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.10%, 05/20/32	USD	160	160,549
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.05%, 10/20/32		212	212,633
Series 2025-2, Class B2, (30-day Avg SOFR + 1.20%), 4.90%, 09/20/33		213	213,932
Security		Par (000)	Value
Asset-Backed Securities (continued)
INCREF LLC, Series 2025-FL1, Class A, (1 mo. Term SOFR + 1.73%), 5.40%, 10/19/42(a)(b)	USD	109	$ 109,281
Invesco Euro CLO VI DAC, Series 6A, Class D, (3- mo. EURIBOR + 3.05%), 5.07%, 07/15/34(a)(b)	EUR	250	294,396
Invesco U.S. CLO Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 07/15/38(a)(b)	USD	250	251,243
Jersey Mikes Funding LLC, Series 2026-1A, Class A2, 5.48%, 02/15/56		404	404,000
JP Morgan Mortgage Trust 2026-CES1, Series 2026- CES1, Class A1B, 4.96%, 06/25/56(b)		35	34,999
Kennedy Lewis CLO Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.92%, 04/22/36(a)(b)		250	250,822
KKR CLO Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/34(a)(b)		250	250,135
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/20/34(a)(b)		250	250,236
Lendmark Funding Trust(b)
Series 2025-1A, Class A, 4.94%, 09/20/34		171	172,740
Series 2025-1A, Class B, 5.33%, 09/20/34		181	183,649
Series 2025-3A, Class A, 4.51%, 05/21/35		206	205,727
LMRE SFR1 Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(b)		100	97,634
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.47%), 4.15%, 03/25/46(a)		105	92,952
Lyra Music Assets Delaware LP(b)
Series 2024-2A, Class A2, 5.76%, 12/22/64		139	140,236
Series 2025-1A, Class A2, 5.60%, 09/20/65		93	93,532
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/25/37(a)(b)		250	251,066
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/23/37		250	251,582
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 5.92%, 07/23/37		250	251,266
Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, (3-mo. CME Term SOFR + 2.16%), 5.83%, 04/20/32(a)(b)		250	250,000
Mariner Finance Issuance Trust(b)
Series 2024-AA, Class A, 5.13%, 09/22/36		178	180,366
Series 2024-BA, Class A, 4.91%, 11/20/38		304	307,967
Series 2025-AA, Class A, 4.98%, 05/20/38		257	260,523
Series 2025-BA, Class A, 4.59%, 11/22/38		210	210,454
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1 mo. Term SOFR + 0.41%), 4.09%, 05/25/37(a)(b)		162	146,542
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(b)		92	92,055
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.01%, 07/18/38(a)(b)		250	251,123
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006- HE8, Class A2FP, (1 mo. Term SOFR + 0.18%), 3.86%, 10/25/36(a)		40	17,364
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		27	5,761
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		292	101,329

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Loan Trust(b)
Series 2015-AA, Class B, 3.50%, 12/15/44	USD	143	$ 141,308
Series 2016-AA, Class B, 3.50%, 12/16/58(a)		144	142,286
Navient Private Education Refi Loan Trust(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68		10	9,907
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 5.39%, 11/15/68(a)		295	297,640
Series 2021-CA, Class A, 1.06%, 10/15/69		94	86,472
Series 2024-A, Class A, 5.66%, 10/15/72		114	117,209
Navient Refinance Loan Trust(b)
Series 2025-B, Class A, 4.72%, 09/15/55		139	138,659
Series 2025-C, Class A, 4.80%, 10/15/55		132	132,510
Nelnet Student Loan Trust(b)
Series 2021-A, Class A1, (1 mo. Term SOFR + 0.91%), 4.59%, 04/20/62(a)		75	74,621
Series 2021-A, Class B1, 2.85%, 04/20/62		100	90,452
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 5.95%, 11/25/53(a)		41	41,783
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 4.81%, 03/15/57(a)		316	315,206
Series 2025-BA, Class A1B, (30-day Avg SOFR + 1.35%), 5.06%, 05/17/55(a)		550	552,746
Series 2025-BA, Class B, 4.98%, 05/17/55		110	110,066
Series 2025-BA, Class C, 5.38%, 05/17/55		125	125,032
Series 2025-BA, Class D, 6.04%, 05/17/55		105	104,408
Series 2025-CA, Class A1B, (30-day Avg SOFR + 1.35%), 5.05%, 06/22/65(a)		134	134,678
Series 2025-CA, Class D, 5.82%, 06/22/65		113	111,060
NetCredit Combined Receivables LLC(b)
Series 2024-A, Class B, 8.31%, 10/21/30		464	469,428
Series 2025-A, Class A, 7.29%, 10/20/31		418	423,448
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/20/39(a)(b)		250	251,000
Neuberger Berman Loan Advisers CLO Ltd., Series 2020-36RA, Class A, (3-mo. CME Term SOFR + 1.27%), 4.94%, 07/20/39(a)(b)		250	251,241
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37		250	251,125
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/20/37		250	250,920
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/16/37		250	251,797
Octagon Investment Partners 39 Ltd., Series 2018- 3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/20/30(a)(b)		250	250,145
OHA Credit Funding Ltd.(a)(b)
Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 4.96%, 01/22/38		250	251,082
Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/19/38		250	251,260
Series 2021-10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.93%, 07/18/37		250	250,620
Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.15%, 04/20/37		250	250,455
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.13%, 04/20/37(a)(b)		500	501,625
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/18/37(a)(b)	USD	500	$ 502,245
OHA Loan Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/20/37(a)(b)		250	250,980
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(b)		160	161,412
Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.79%, 07/14/38(b)		100	101,076
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class A, 1.75%, 09/14/35		71	69,709
Series 2020-2A, Class B, 2.21%, 09/14/35		240	231,467
Series 2024-1A, Class A, 5.79%, 05/14/41		184	192,867
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37		8	7,821
Orchard Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/20/37(a)(b)		310	311,479
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. Term SOFR + 1.31%), 4.99%, 10/15/37(a)(b)		12	11,712
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 04/20/36(a)(b)		250	250,246
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/24/36(a)(b)		250	250,149
OZLM XIX Ltd., Series 2017-19A, Class A1RR, (3- mo. CME Term SOFR + 1.35%), 5.02%, 01/15/35(a)(b)		250	250,322
Palmer Square CLO Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/37(a)(b)		300	302,013
Palmer Square Loan Funding Ltd.(a)(b)
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.27%, 04/15/31		250	250,357
Series 2022-3A, Class BR, (3-mo. CME Term SOFR + 2.00%), 5.67%, 04/15/31		250	250,264
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.66%, 01/15/34		250	250,181
Park Blue CLO Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.35%), 5.43%, 10/20/38(a)(b)		620	622,785
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(b)		152	151,784
Progress Residential Trust(b)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	136,449
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	689,730
Quest Trust, Series 2004-X2, Class M3, (1 mo. Term SOFR + 3.34%), 7.01%, 06/25/34(a)(b)		504	463,845
Rad CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.10%, 01/15/35(a)(b)		250	250,389
RCKT Mortgage Trust, Series 2024-CES2, Class B1, 8.01%, 04/25/44(a)(b)		145	148,677
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/25/38(a)(b)		250	251,058
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 07/25/38(a)(b)		250	251,410
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(a)(b)	USD	250	$ 251,303
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/15/38(a)(b)		160	160,426
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/26/37(a)(b)		250	250,593
Regional Management Issuance Trust(b)
Series 2021-2, Class A, 1.90%, 08/15/33		120	116,578
Series 2021-2, Class B, 2.35%, 08/15/33		300	282,936
Series 2022-1, Class A, 3.07%, 03/15/32		10	9,530
Series 2025-2, Class A, 4.59%, 11/16/37		274	273,456
Republic Finance Issuance Trust(b)
Series 2024-A, Class B, 6.47%, 08/20/32		100	102,122
Series 2024-B, Class A, 5.42%, 11/20/37		200	203,598
Series 2024-B, Class B, 5.86%, 11/20/37		100	102,297
Series 2025-A, Class A, 4.59%, 11/20/34		239	239,536
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		450	432,482
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(b)		181	178,929
Sagard-Halseypoint CLO Ltd.(a)(b)
Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.06%, 01/30/38		1,110	1,114,097
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/38		500	502,210
Sandstone Peak IV Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/20/39(a)(b)		250	251,000
Santander Drive Auto Receivables Trust
Series 2022-7, Class B, 5.95%, 01/17/28		29	29,110
Series 2024-1, Class C, 5.45%, 03/15/30		240	243,229
Secucor Finance 2013-1 DAC(a)(c)
Series 2025-1, Class D, (1-mo. EURIBOR + 3.40%), 5.39%, 09/20/36	EUR	100	118,052
Series 2025-1, Class F, (1-mo. EURIBOR + 6.20%), 8.19%, 09/20/36		100	121,026
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)	USD	67	69,012
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(b)		182	180,470
Silver Point CLO Ltd.(a)(b)
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/20/38		250	251,011
Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.18%, 10/15/38		250	250,965
SMB Private Education Loan Trust(b)
Series 2018-B, Class A2B, (1 mo. Term SOFR + 0.83%), 4.51%, 01/15/37(a)		64	63,503
Series 2019-B, Class B, 3.56%, 06/15/43		800	769,698
Series 2021-A, Class A2A1, (1 mo. Term SOFR + 0.84%), 4.52%, 01/15/53(a)		275	272,542
Series 2021-A, Class B, 2.31%, 01/15/53		258	252,232
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.16%, 03/15/56(a)		98	98,823
Series 2024-A, Class B, 5.88%, 03/15/56		154	158,394
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 4.81%, 06/17/52(a)		78	78,144
Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/34(b)	USD	249	$ 250,715
SoFi Personal Loan Trust, Series 2024-1A, Class A, 6.06%, 02/12/31(b)		30	29,372
Soundview Home Loan Trust(a)
Series 2005-OPT3, Class M4, (1 mo. Term SOFR + 1.13%), 4.81%, 11/25/35		25	21,268
Series 2007-NS1, Class M1, (1 mo. Term SOFR + 0.64%), 4.31%, 01/25/37		19	19,855
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(b)		85	85,828
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		84	85,631
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(b)		165	166,290
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(b)		670	672,124
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(b)		243	241,772
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 4.93%, 10/13/32(a)(b)		49	48,848
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/15/34(a)(b)		250	249,871
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/25/37(a)(b)		250	250,578
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/20/37(a)(b)		250	250,918
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.26%), 5.13%, 01/15/39(a)(b)		250	250,988
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 5.13%, 07/25/37(a)(b)		500	501,919
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/25/38(a)(b)		250	251,134
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 4.89%, 01/20/35(a)(b)		250	250,274
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 09/26/33(b)		202	203,249
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(b)		95	95,316
Upgrade Master Pass-Thru Trust(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32		79	79,506
Series 2025-ST5, Class B, 5.25%, 09/15/32		100	100,368
Series 2025-ST6, Class A, 4.61%, 10/15/32		82	81,652
Series 2025-ST7, Class A, 4.55%, 11/15/32		162	161,561
Series 2025-ST7, Class B, 4.98%, 11/15/32		100	100,144
Series 2025-ST8, Class C, 5.25%, 12/15/33		100	100,163
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/35(b)		650	648,908
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		209	209,773
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.80%, 07/20/32(a)(b)		150	150,364
Vista Point Securitization Trust, Series 2025-CES3, Class A1, 5.30%, 11/25/55(b)		148	148,908

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 04/25/31(a)(b)	USD	3	$ 3,049
WaMu Asset-Backed Certificates WaMu Trust(a)
Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.09%, 01/25/37		253	114,770
Series 2007-HE2, Class 2A2, (1 mo. Term SOFR + 0.49%), 4.17%, 04/25/37		376	135,959
Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.29%, 04/25/37		555	200,555
Series 2007-HE2, Class 2A4, (1 mo. Term SOFR + 0.83%), 4.51%, 04/25/37		256	92,462
Washington Mutual Asset-Backed Certificates WMABS Trust(a)
Series 2007-HE1, Class 2A1, (1 mo. Term SOFR + 0.23%), 3.73%, 11/25/36		6	1,737
Series 2007-HE1, Class 2A2, (1 mo. Term SOFR + 0.45%), 3.73%, 11/25/36		49	15,474
Series 2007-HE2, Class 2A1, (1 mo. Term SOFR + 0.31%), 3.99%, 02/25/37		488	152,117
Westlake Automobile Receivables Trust(b)
Series 2022-1A, Class D, 3.49%, 03/15/27		19	19,250
Series 2023-1A, Class D, 6.79%, 11/15/28		570	582,913
Series 2023-2A, Class C, 6.29%, 03/15/28		181	181,302
Series 2023-2A, Class D, 7.01%, 11/15/28		900	917,593
Series 2023-3A, Class C, 6.02%, 09/15/28		305	307,952
Series 2023-3A, Class D, 6.47%, 03/15/29		180	184,721
Series 2023-4A, Class C, 6.64%, 11/15/28		550	560,043
Series 2024-1A, Class D, 6.02%, 10/15/29		680	698,051
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,200,134
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/24/37(a)(b)		250	250,549
Whitebox CLO II Ltd.(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/24/37		519	520,868
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 5.42%, 10/24/37		400	401,010
Whitebox CLO III Ltd., Series 2021-3A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 10/15/35(a)(b)		250	250,223
Total Asset-Backed Securities — 6.2% (Cost: $78,427,325)			79,447,778

	Shares
Common Stocks
Banks — 0.1%
Flagstar Bank NA(d)	15,648	206,867
Capital Markets — 0.0%
Wealthfront Corp.(d)(e)	1,394	12,100
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(d)(e)	3,297	29,080
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc., Class A(d)	612	33,776
Entertainment — 0.0%
Walt Disney Co.(d)	129	14,551
Hotels, Restaurants & Leisure(e) — 0.0%
Caesars Entertainment, Inc.(d)	1,680	34,776
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Genius Sports Ltd.	13,583	$ 118,172
Six Flags Entertainment Corp.(d)	1,987	35,786
		188,734
Household Durables — 0.0%
Century Communities, Inc.	691	43,519
M/I Homes, Inc.(e)	175	23,397
Meritage Homes Corp.(d)	557	38,717
Tri Pointe Homes, Inc.(d)(e)	1,219	40,654
		146,287
Media(e) — 0.0%
AMC Networks, Inc., Class A	3,574	27,556
EchoStar Corp., Class A(d)	715	80,952
		108,508
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	7,288	30,464
Trading Companies & Distributors — 0.0%
QXO, Inc.(e)	896	19,873
Total Common Stocks — 0.1% (Cost: $745,883)		790,240

		Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	79	79,025
7.50%, 06/01/29		48	47,497
7.88%, 04/01/30		36	37,903
7.13%, 02/15/31		42	43,798
7.50%, 03/15/33		38	40,376
Omnicom Group, Inc.
4.75%, 03/30/30		50	50,462
3.38%, 03/01/41		5	3,764
Summer BC Holdco B SARL, (3-mo. EURIBOR + 4.25%), 6.31%, 02/15/30(a)(c)	EUR	100	111,347
WPP Finance 2013, 3.63%, 06/09/31(c)		350	410,525
			824,697
Aerospace & Defense — 0.5%
Boeing Co.
2.80%, 03/01/27	USD	251	247,887
6.30%, 05/01/29		495	525,800
3.60%, 05/01/34		647	588,920
6.53%, 05/01/34		200	221,249
5.71%, 05/01/40		75	76,668
3.75%, 02/01/50		307	224,833
5.81%, 05/01/50		130	128,395
5.93%, 05/01/60		200	196,811
7.01%, 05/01/64		35	39,965
Bombardier, Inc.(b)
8.75%, 11/15/30		100	107,167
7.25%, 07/01/31		112	118,906
6.75%, 06/15/33		165	173,315
Embraer Netherlands Finance BV, 5.98%, 02/11/35		21	22,233
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	194,653
General Dynamics Corp.
2.25%, 06/01/31		200	181,590
4.25%, 04/01/50		75	63,121
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
General Electric Co.
4.30%, 07/29/30	USD	100	$ 100,681
6.75%, 03/15/32		25	28,244
4.90%, 01/29/36(d)		150	151,722
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	65,503
1.80%, 01/15/31		240	213,391
Lockheed Martin Corp.
4.45%, 05/15/28		147	148,881
4.07%, 12/15/42		100	85,925
4.09%, 09/15/52		100	79,743
Northrop Grumman Corp.
4.90%, 06/01/34		35	35,467
5.25%, 07/15/35		535	553,299
5.15%, 05/01/40		60	59,932
5.20%, 06/01/54		50	47,113
RTX Corp.
7.20%, 08/15/27		42	44,035
4.13%, 11/16/28		70	70,327
4.45%, 11/16/38		100	94,009
4.50%, 06/01/42		275	249,024
4.63%, 11/16/48		50	43,855
3.03%, 03/15/52(d)		100	65,353
TransDigm, Inc.(b)
7.13%, 12/01/31		107	112,212
6.63%, 03/01/32		107	110,635
6.38%, 05/31/33		303	308,458
6.25%, 01/31/34		10	10,335
6.75%, 01/31/34		26	26,910
			5,816,567
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)		86	90,850
Automobile Components — 0.1%
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		100	97,564
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 06/15/31(c)	EUR	100	120,430
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	184	194,802
IHO Verwaltungs GmbH, (8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(b)(f)		64	68,206
Lear Corp., 3.80%, 09/15/27		35	34,849
Magna International, Inc., 2.45%, 06/15/30		215	199,378
Mahle GmbH, 6.50%, 05/02/31(c)	EUR	100	123,616
Phinia, Inc.(b)
6.75%, 04/15/29	USD	45	46,518
6.63%, 10/15/32		39	40,601
Tenneco, Inc., 8.00%, 11/17/28(b)		100	100,595
ZF Europe Finance BV, 7.00%, 06/12/30(c)	EUR	200	252,696
			1,279,255
Automobiles — 0.5%
American Honda Finance Corp.
2.35%, 01/08/27	USD	25	24,664
4.55%, 07/09/27		255	257,332
3.50%, 02/15/28		150	148,756
4.90%, 03/13/29		160	163,558
Asbury Automotive Group, Inc., 4.75%, 03/01/30(d)		100	98,452
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		123	109,782
Carvana Co.(b)(f)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		73	76,424
Security		Par (000)	Value
Automobiles (continued)
Carvana Co.(b)(f) (continued)
(9.00% PIK), 9.00%, 06/01/31	USD	32	$ 35,202
Ford Motor Co., 4.75%, 01/15/43		261	209,356
Ford Motor Credit Co. LLC
4.27%, 01/09/27		250	249,865
3.82%, 11/02/27		200	197,812
5.92%, 03/20/28		200	205,034
4.97%, 04/06/29		220	221,178
7.20%, 06/10/30		590	634,696
5.75%, 04/06/33		350	353,263
General Motors Co.
6.60%, 04/01/36		105	114,378
5.15%, 04/01/38		100	96,471
6.75%, 04/01/46		100	107,537
5.40%, 04/01/48		100	90,700
5.95%, 04/01/49		155	150,995
General Motors Financial Co., Inc.
5.40%, 04/06/26		5	5,013
5.40%, 05/08/27		102	103,635
5.80%, 01/07/29		135	140,768
5.65%, 01/17/29		300	310,973
5.35%, 01/07/30		150	155,035
3.60%, 06/21/30		150	144,744
5.75%, 02/08/31		45	47,297
2.70%, 06/10/31		50	45,473
5.60%, 06/18/31		150	156,587
Honda Motor Co. Ltd., 2.53%, 03/10/27		50	49,303
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		100	105,346
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31		135	159,463
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)		112	120,666
Nissan Motor Acceptance Co. LLC(b)(d)
7.05%, 09/15/28		100	103,688
6.13%, 09/30/30		62	61,828
Nissan Motor Co. Ltd.
7.50%, 07/17/30(b)		62	65,098
7.75%, 07/17/32(b)		124	130,867
6.38%, 07/17/33(c)	EUR	100	122,694
8.13%, 07/17/35(b)	USD	59	63,007
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(c)	EUR	100	121,620
Toyota Motor Credit Corp.
5.25%, 09/11/28	USD	75	77,547
2.15%, 02/13/30		50	46,386
3.38%, 04/01/30		75	72,920
4.55%, 05/17/30		70	71,162
			6,026,575
Banks — 4.2%
Banco Santander SA
4.25%, 04/11/27		200	200,411
5.59%, 08/08/28		600	621,886
Bank of America Corp.
7.75%, 05/14/38		153	186,413
4.88%, 04/01/44		27	25,569
(1-day SOFR + 0.96%), 1.73%, 07/22/27(a)		110	108,847
(1-day SOFR + 1.05%), 2.55%, 02/04/28(a)		70	69,015
(1-day SOFR + 1.31%), 5.51%, 01/24/36(a)		883	916,629
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		355	324,672
(1-day SOFR + 1.58%), 3.31%, 04/22/42(a)		125	97,851
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)		255	264,404
(1-day SOFR + 1.70%), 5.74%, 02/12/36(a)		400	413,587
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		25	24,884

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)	USD	271	$ 171,901
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)		340	349,269
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)		603	441,874
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		100	103,763
(1-day SOFR + 2.04%), 4.95%, 07/22/28(a)		235	238,237
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)		160	149,232
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(a)		250	233,059
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(a)		792	783,374
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(a)		206	204,757
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		490	391,473
Series L, 4.18%, 11/25/27		80	80,104
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)		40	28,735
Bank of Montreal
5.72%, 09/25/28		30	31,261
(1-day SOFR + 0.88%), 4.57%, 09/10/27(a)		160	160,550
Bank of New York Mellon Corp.(a)
(1-day SOFR + 0.84%), 4.89%, 07/21/28		25	25,380
(1-day SOFR + 1.03%), 4.95%, 04/26/27		5	5,012
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28		175	180,587
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	124,496
Bank of Nova Scotia
1.35%, 06/24/26		300	297,133
5.25%, 06/12/28		50	51,503
5.45%, 08/01/29		25	26,047
(1-day SOFR + 1.05%), 4.81%, 02/02/34(a)(g)		103	103,111
(5-year CMT + 2.05%), 4.59%, 05/04/37(a)		115	112,600
Barclays PLC
5.20%, 05/12/26		350	351,181
(1-day SOFR + 2.21%), 5.83%, 05/09/27(a)		250	251,134
(1-year CMT + 3.50%), 7.44%, 11/02/33(a)		200	228,676
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(a)		500	508,650
BNP Paribas SA(a)
(1-day SOFR + 1.29%), 4.92%, 01/15/34(b)		250	248,737
(3-mo. EURIBOR + 1.05%), 3.74%, 04/20/34(c)	EUR	100	119,182
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	USD	120	124,155
Citigroup, Inc.
4.45%, 09/29/27		100	100,645
6.63%, 01/15/28		100	105,231
5.92%, 12/11/30(a)(h)		512	510,510
6.00%, 10/31/33		50	53,372
8.13%, 07/15/39		220	279,755
4.65%, 07/23/48		250	219,776
(1-day SOFR + 0.87%), 4.79%, 03/04/29(a)		88	89,272
(1-day SOFR + 1.14%), 4.64%, 05/07/28(a)		400	403,068
(1-day SOFR + 1.42%), 2.98%, 11/05/30(a)		363	345,960
(1-day SOFR + 1.49%), 5.17%, 09/11/36(a)		345	346,467
(1-day SOFR + 1.83%), 6.02%, 01/24/36(a)		191	199,118
(1-day SOFR + 1.94%), 3.79%, 03/17/33(a)		104	98,955
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)		100	101,048
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		230	213,244
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		20	21,176
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)		745	744,886
(1-day SOFR + 4.55%), 5.32%, 03/26/41(a)		116	115,435
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(a)		425	421,842
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)	USD	100	$ 84,213
(3-mo. EURIBOR + 1.58%), 4.11%, 04/29/36(a)	EUR	100	121,340
(5-year CMT + 1.73%), 5.41%, 09/19/39(a)	USD	179	178,937
Citizens Financial Group, Inc.
3.25%, 04/30/30		25	23,903
(1-day SOFR + 2.01%), 5.84%, 01/23/30(a)		100	104,305
Cooperatieve Rabobank UA, 4.80%, 01/09/29		250	255,964
Deutsche Bank AG, (1-day SOFR + 2.51%), 6.82%, 11/20/29(a)		150	159,990
Fifth Third Bancorp
3.95%, 03/14/28		75	74,943
(1-day SOFR + 1.24%), 5.14%, 01/29/37(a)		40	39,725
(1-day SOFR + 2.34%), 6.34%, 07/27/29(a)		20	21,027
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(a)		50	50,673
First Citizens BancShares, Inc., (1-day SOFR + 1.41%), 5.23%, 03/12/31(a)		205	208,006
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		47	51,812
Goldman Sachs Group, Inc.
2.60%, 02/07/30		150	140,808
6.75%, 10/01/37		375	416,311
6.25%, 02/01/41		200	217,389
5.15%, 05/22/45		50	46,844
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)		30	29,554
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)		220	216,719
(1-day SOFR + 0.96%), 4.52%, 01/21/32(a)		366	365,862
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		701	622,184
(1-day SOFR + 1.19%), 5.07%, 01/21/37(a)		122	121,477
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)		70	71,691
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		637	580,156
(1-day SOFR + 1.32%), 4.94%, 04/23/28(a)		72	72,777
(1-day SOFR + 1.38%), 5.54%, 01/28/36(a)		200	206,754
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		100	91,889
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)		790	790,632
(1-day SOFR + 1.58%), 5.22%, 04/23/31(a)		171	176,139
(1-day SOFR + 1.70%), 5.73%, 01/28/56(a)		100	100,811
(1-day SOFR + 1.73%), 4.48%, 08/23/28(a)		391	393,441
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)		40	42,347
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)		267	267,633
(5-year CMT + 1.18%), 5.39%, 02/02/41(a)(g)		950	941,142
HSBC Holdings PLC
6.50%, 09/15/37		200	216,638
(1-day SOFR + 1.29%), 5.29%, 11/19/30(a)		500	516,499
(1-day SOFR + 1.43%), 5.13%, 11/06/36(a)		200	199,754
(1-day SOFR + 1.56%), 5.45%, 03/03/36(a)		395	405,686
(1-day SOFR + 1.57%), 5.89%, 08/14/27(a)		200	201,953
(1-day SOFR + 1.90%), 5.87%, 11/18/35(a)		468	486,750
(1-day SOFR + 2.11%), 4.76%, 06/09/28(a)		211	212,833
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)		200	218,429
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)		200	215,920
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		200	211,060
HSBC USA, Inc., 4.65%, 06/03/28		233	236,619
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29(a)		150	157,220
ING Groep NV(a)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	733,890
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	215,817
Inter-American Development Bank, 4.50%, 05/15/26		1,190	1,192,540
JPMorgan Chase & Co.
6.40%, 05/15/38		50	56,046
4.95%, 06/01/45		105	98,377
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 0.80%), 4.92%, 01/24/29(a)	USD	440	$ 447,945
(1-day SOFR + 1.01%), 5.14%, 01/24/31(a)		1,403	1,447,606
(1-day SOFR + 1.02%), 2.07%, 06/01/29(a)		22	21,039
(1-day SOFR + 1.13%), 5.00%, 07/22/30(a)		1,769	1,815,733
(1-day SOFR + 1.19%), 5.04%, 01/23/28(a)		50	50,507
(1-day SOFR + 1.26%), 2.96%, 01/25/33(a)		175	160,491
(1-day SOFR + 1.34%), 4.95%, 10/22/35(a)		350	351,475
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)		23	23,610
(1-day SOFR + 1.64%), 5.58%, 07/23/36(a)		605	621,499
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)		65	65,097
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)		500	545,554
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)		217	224,434
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)		95	92,823
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)		325	328,982
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)		395	401,339
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		300	316,572
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(a)		224	199,217
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(a)		100	99,795
KeyCorp
2.55%, 10/01/29		50	47,344
(1-day SOFR + 1.37%), 5.31%, 01/28/37(a)		29	29,033
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		50	54,176
Lloyds Banking Group PLC(a)
(1-year CMT + 0.83%), 4.82%, 06/13/29		200	203,248
(1-year CMT + 0.85%), 1.63%, 05/11/27		200	198,700
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28		200	198,445
M&T Bank Corp.(a)
(1-day SOFR + 2.26%), 6.08%, 03/13/32		270	286,787
(1-day SOFR + 2.80%), 7.41%, 10/30/29		1,020	1,105,662
Mitsubishi UFJ Financial Group, Inc.(a)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	196,911
(1-year CMT + 1.30%), 4.08%, 04/19/28		354	354,382
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	256,872
(1-year CMT + 1.53%), 5.48%, 02/22/31		600	623,733
Mizuho Financial Group, Inc.(a)
(1-year CMT + 1.90%), 5.75%, 07/06/34		150	158,604
(1-year CMT + 2.05%), 5.41%, 09/13/28		200	204,589
Morgan Stanley
4.35%, 09/08/26		75	75,209
3.59%, 07/22/28(a)		25	24,839
4.38%, 01/22/47		155	133,485
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)		270	268,305
(1-day SOFR + 1.00%), 2.48%, 01/21/28(a)		50	49,296
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		109	95,701
(1-day SOFR + 1.10%), 4.65%, 10/18/30(a)		50	50,613
(1-day SOFR + 1.11%), 5.23%, 01/15/31(a)		46	47,358
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		689	646,549
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)		827	733,883
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		197	176,830
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		425	442,564
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		691	629,821
(1-day SOFR + 1.38%), 4.99%, 04/12/29(a)		24	24,439
(1-day SOFR + 1.42%), 5.59%, 01/18/36(a)		250	260,271
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		125	132,219
(1-day SOFR + 1.59%), 5.16%, 04/20/29(a)		198	202,351
(1-day SOFR + 1.71%), 5.52%, 11/19/55(a)		125	123,344
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)		35	36,206
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)		375	388,973
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)		110	120,024
Security		Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(a)	USD	20	$ 19,890
(3-mo. EURIBOR + 1.12%), 3.75%, 11/07/36(a)	EUR	200	234,949
(5-year CMT + 2.43%), 5.95%, 01/19/38(a)	USD	205	214,429
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29(a)		395	394,699
Morgan Stanley Private Bank NA, (1-day SOFR + 1.08%), 4.73%, 07/18/31(a)		735	744,661
NatWest Group PLC, (3-mo. SOFR US + 2.02%), 4.89%, 05/18/29(a)		225	228,808
PNC Financial Services Group, Inc.(a)
(1-day SOFR + 1.26%), 4.81%, 10/21/32		505	512,290
(1-day SOFR + 1.42%), 5.37%, 07/21/36		110	112,628
(1-day SOFR + 1.60%), 5.40%, 07/23/35		18	18,536
(1-day SOFR + 1.62%), 5.35%, 12/02/28		50	51,238
(5-year CMT + 1.17%), 5.42%, 01/25/41		178	177,835
Regions Financial Corp., (1-day SOFR + 1.49%), 5.72%, 06/06/30(a)		25	26,103
Royal Bank of Canada
3.63%, 05/04/27		200	199,714
4.95%, 02/01/29		105	107,883
5.00%, 02/01/33		25	25,614
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(a)		225	227,114
Santander Holdings USA, Inc.(a)
(1-day SOFR + 1.25%), 2.49%, 01/06/28		75	73,870
(1-day SOFR + 2.50%), 6.17%, 01/09/30		100	104,383
Santander U.K. Group Holdings PLC(a)
(1-day SOFR + 2.60%), 6.53%, 01/10/29		200	208,778
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28		200	199,011
State Street Corp.(a)
(1-day SOFR + 1.00%), 2.62%, 02/07/33		100	90,318
(1-day SOFR + 1.73%), 4.16%, 08/04/33		25	24,473
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		125	125,709
Sumitomo Mitsui Financial Group, Inc.
2.17%, 01/14/27		200	196,930
2.93%, 09/17/41		192	140,994
(1-day SOFR + 1.36%), 5.57%, 01/15/47(a)		200	199,830
Toronto-Dominion Bank
5.26%, 12/11/26		25	25,306
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(a)		50	49,761
Truist Bank, Series BKNT, 2.25%, 03/11/30		540	494,420
Truist Financial Corp.(a)
(1-day SOFR + 0.97%), 4.60%, 01/27/32		71	71,181
(1-day SOFR + 1.37%), 4.12%, 06/06/28		258	258,685
(1-day SOFR + 2.05%), 6.05%, 06/08/27		250	251,723
U.S. Bancorp(a)
(1-day SOFR + 0.87%), 4.48%, 01/26/32		103	103,225
(1-day SOFR + 1.41%), 5.42%, 02/12/36(d)		545	564,094
(1-day SOFR + 1.66%), 4.55%, 07/22/28		126	127,018
(1-day SOFR + 1.86%), 5.68%, 01/23/35		65	68,160
(1-day SOFR + 2.02%), 5.78%, 06/12/29		95	98,622
United Overseas Bank Ltd., 3.00%, 12/31/99(a)(c)(i)	SGD	250	196,182
Wells Fargo & Co.
5.38%, 02/07/35	USD	374	391,028
5.38%, 11/02/43		270	262,272
4.40%, 06/14/46		75	62,738
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)		22	22,440
(1-day SOFR + 1.11%), 5.24%, 01/24/31(a)		486	502,116
(1-day SOFR + 1.38%), 5.21%, 12/03/35(a)		370	375,264
(1-day SOFR + 1.50%), 3.35%, 03/02/33(a)		139	129,608

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)	USD	100	$ 101,156
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		250	260,533
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		185	191,327
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		345	379,598
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)		107	108,364
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)		250	214,231
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)		130	100,321
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(a)		435	406,526
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(a)		40	38,112
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(a)		310	311,496
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)		615	561,890
(3-mo. EURIBOR + 1.22%), 3.90%, 07/22/32(a)(c)	EUR	200	244,063
Westpac Banking Corp., (5-year USD SOFR ICE Swap + 2.24%), 4.32%, 11/23/31(a)	USD	390	389,889
			54,429,050
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	14,792
4.90%, 02/01/46		247	227,923
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34		390	401,260
5.45%, 01/23/39		144	148,394
5.55%, 01/23/49		180	179,272
5.80%, 01/23/59		120	122,253
Coca-Cola Co.
1.45%, 06/01/27		75	72,932
1.65%, 06/01/30		115	104,231
2.25%, 01/05/32		60	54,020
4.20%, 03/25/50		192	160,979
5.30%, 05/13/54		250	244,193
2.75%, 06/01/60		90	52,550
5.40%, 05/13/64		180	174,565
Constellation Brands, Inc.
3.70%, 12/06/26		100	99,858
2.88%, 05/01/30		155	146,354
4.75%, 05/09/32		95	95,696
Diageo Capital PLC, 5.88%, 09/30/36		200	215,629
Heineken NV, 3.51%, 05/03/34(c)	EUR	220	260,072
Keurig Dr. Pepper, Inc.
4.35%, 05/15/28	USD	34	34,148
3.20%, 05/01/30		50	47,576
5.30%, 03/15/34		25	25,442
4.50%, 11/15/45		120	100,658
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 02/16/29		351	357,068
PepsiCo, Inc.
2.63%, 03/19/27		100	98,762
2.75%, 03/19/30		25	23,772
4.80%, 07/17/34		75	76,408
5.25%, 07/17/54		250	242,877
4.05%, 07/28/55	EUR	100	112,252
3.88%, 03/19/60	USD	335	256,789
			4,150,725
Security		Par (000)	Value
Biotechnology — 0.3%
Amgen, Inc.
3.35%, 02/22/32	USD	253	$ 238,475
4.20%, 03/01/33		85	82,908
5.60%, 03/02/43		100	100,747
4.66%, 06/15/51		104	89,136
3.00%, 01/15/52		50	32,396
5.65%, 03/02/53		420	413,413
Genmab AS/Genmab Finance LLC(b)
6.25%, 12/15/32		130	133,255
7.25%, 12/15/33		239	252,948
Gilead Sciences, Inc.
4.60%, 09/01/35		50	49,327
4.00%, 09/01/36		55	51,112
2.60%, 10/01/40		80	58,918
5.65%, 12/01/41		100	103,758
4.75%, 03/01/46		100	90,640
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,030	921,332
2.80%, 09/15/50		220	134,806
Royalty Pharma PLC
2.20%, 09/02/30		400	363,855
5.20%, 09/25/35		390	392,030
			3,509,056
Broadline Retail — 0.0%
Kohl’s Corp., 10.00%, 06/01/30(b)		23	25,196
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(b)(d)		106	111,933
Nordstrom, Inc., 4.38%, 04/01/30(d)		49	46,780
			183,909
Building Materials — 0.2%
Carlisle Cos., Inc.
2.75%, 03/01/30		25	23,624
5.55%, 09/15/40		550	558,787
Carrier Global Corp.
2.70%, 02/15/31		20	18,549
5.90%, 03/15/34		50	53,508
CRH America Finance, Inc., 5.50%, 01/09/35		750	780,086
Eagle Materials, Inc., 2.50%, 07/01/31		265	240,464
Fortune Brands Innovations, Inc., 5.88%, 06/01/33		25	26,457
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30		100	89,345
4.90%, 12/01/32		25	25,419
Martin Marietta Materials, Inc.
5.15%, 12/01/34		315	321,017
4.25%, 12/15/47		75	61,930
Quikrete Holdings, Inc., 6.38%, 03/01/32(b)		100	103,709
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		100	106,609
Standard Industries, Inc., 4.38%, 07/15/30(b)		100	96,471
Trane Technologies Financing Ltd., 5.25%, 03/03/33		150	156,030
Vulcan Materials Co.
5.35%, 12/01/34		25	25,837
4.50%, 06/15/47		75	64,073
			2,751,915
Building Products — 0.2%
Home Depot, Inc.
2.50%, 04/15/27		300	295,808
4.50%, 09/15/32		80	80,899
4.95%, 06/25/34		200	203,902
4.65%, 09/15/35		460	454,870
5.88%, 12/16/36		270	291,378
5.40%, 09/15/40		114	117,413
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
2.38%, 03/15/51	USD	11	$ 6,329
4.95%, 09/15/52		40	36,612
Lowe’s Cos., Inc.
3.35%, 04/01/27		300	298,232
3.95%, 10/15/27		325	325,793
5.00%, 04/15/33		225	230,026
4.65%, 04/15/42		116	105,547
3.00%, 10/15/50		110	70,495
5.63%, 04/15/53		125	121,714
5.80%, 09/15/62		40	39,341
QXO Building Products, Inc., 6.75%, 04/30/32(b)		215	221,553
			2,899,912
Capital Markets — 0.2%
Apollo Debt Solutions BDC, 6.55%, 03/15/32		35	36,120
Ares Capital Corp.
2.15%, 07/15/26		200	198,106
2.88%, 06/15/27		100	98,157
2.88%, 06/15/28		115	110,367
ARES Capital Corp., 5.10%, 01/15/31		120	117,958
Blackstone Private Credit Fund
3.25%, 03/15/27		75	73,865
7.30%, 11/27/28		50	52,875
4.00%, 01/15/29		105	101,967
Blackstone Secured Lending Fund, 2.85%, 09/30/28		125	118,250
Blue Owl Capital Corp., 5.95%, 03/15/29		100	101,080
Blue Owl Credit Income Corp., 7.75%, 01/15/29		185	196,047
FS KKR Capital Corp.
2.63%, 01/15/27		110	107,434
3.25%, 07/15/27		150	145,251
3.13%, 10/12/28		90	83,052
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(d)		110	110,670
10.00%, 11/15/29(b)		120	121,126
9.00%, 06/15/30		55	53,667
Sixth Street Lending Partners, 5.75%, 01/15/30		135	136,488
			1,962,480
Chemicals — 0.3%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		150	152,460
Brenntag Finance BV, 3.38%, 10/02/31(c)	EUR	300	353,346
Celanese U.S. Holdings LLC, 7.20%, 11/15/33(d)	USD	100	105,791
Chemours Co., 4.63%, 11/15/29(b)(d)		100	93,249
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)		113	112,994
Dow Chemical Co.
4.38%, 11/15/42		25	19,958
3.60%, 11/15/50		100	65,222
6.90%, 05/15/53		145	150,518
5.95%, 03/15/55		100	91,575
DuPont de Nemours, Inc., 5.42%, 11/15/48		35	33,081
Eastman Chemical Co.
5.75%, 03/08/33		75	78,575
4.65%, 10/15/44		25	21,283
Ecolab, Inc., 2.13%, 02/01/32		90	79,569
EIDP, Inc., 4.50%, 05/15/26		35	34,989
FMC Corp., 3.20%, 10/01/26		25	24,769
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)	EUR	100	120,272
LYB International Finance III LLC
5.63%, 05/15/33	USD	125	125,872
3.80%, 10/01/60		90	55,314
Mosaic Co., 5.45%, 11/15/33		25	25,707
Security		Par (000)	Value
Chemicals (continued)
NOVA Chemicals Corp., 9.00%, 02/15/30(b)	USD	100	$ 106,643
Nutrien Ltd., 5.80%, 03/27/53		25	25,065
OCP SA, 6.75%, 05/02/34(c)		223	238,898
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		41	41,002
PPG Industries, Inc., 1.20%, 03/15/26		50	49,837
Rain Carbon, Inc., 12.25%, 09/01/29(b)		90	95,629
RPM International, Inc., 2.95%, 01/15/32		90	82,188
Sherwin-Williams Co.
3.45%, 06/01/27		150	149,069
5.15%, 08/15/35		810	822,129
4.50%, 06/01/47		250	213,901
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		136	133,824
Tronox, Inc.(b)
4.63%, 03/15/29		111	85,318
9.13%, 09/30/30(d)		96	94,713
Westlake Corp., 5.00%, 08/15/46		75	64,859
			3,947,619
Commercial Services & Supplies — 0.6%
ADT Security Corp., 5.88%, 10/15/33(b)		87	88,196
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(c)	EUR	100	122,462
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(b)	USD	105	109,043
APCOA Group GmbH, 6.00%, 04/15/31(c)	EUR	100	120,323
Automatic Data Processing, Inc., 4.75%, 05/08/32	USD	405	414,408
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/32(b)(d)		100	102,873
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(c)	EUR	100	111,869
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD	79	80,504
Block, Inc., 3.50%, 06/01/31(d)		77	72,008
California Institute of Technology
4.32%, 08/01/45		100	87,199
4.70%, 11/01/2111		35	27,618
3.65%, 09/01/2119		50	31,673
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		95	85,957
Cornell University, 4.84%, 06/15/34		75	75,865
Deluxe Corp., 8.13%, 09/15/29(b)		36	37,775
Emory University, Series 2020, 2.14%, 09/01/30		35	31,986
Equifax, Inc., 3.10%, 05/15/30		150	142,193
FTAI Aviation Investors LLC(b)
7.88%, 12/01/30		54	57,257
7.00%, 05/01/31		153	160,982
7.00%, 06/15/32		103	108,401
Garda World Security Corp., 6.00%, 06/01/29(b)		100	98,399
GATX Corp., 4.00%, 06/30/30		130	127,546
Global Payments, Inc.
4.80%, 04/01/26		50	50,052
5.30%, 08/15/29		125	127,989
5.40%, 08/15/32		40	40,596
Graham Holdings Co., 5.63%, 12/01/33(b)		60	60,289
Hertz Corp., 12.63%, 07/15/29(b)(d)		36	36,237
ION Platform Finance SARL(c)
6.50%, 09/30/30	EUR	104	113,346
6.88%, 09/30/32		100	106,861
Kapla Holding SAS, 5.00%, 04/30/31(c)		100	120,187
Loxam SAS, 4.25%, 02/15/31(c)		100	119,231
Massachusetts Institute of Technology
3.96%, 07/01/38	USD	50	46,197
5.60%, 07/01/2111		100	98,922

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Motability Operations Group PLC, 4.13%, 02/04/38(c)(g)	EUR	130	$ 154,389
Pachelbel Bidco SpA, 7.13%, 05/17/31(c)		100	124,720
PayPal Holdings, Inc., 2.30%, 06/01/30	USD	75	69,480
President and Fellows of Harvard College
4.61%, 02/15/35		50	50,393
2.52%, 10/15/50		150	91,100
Quanta Services, Inc.
2.90%, 10/01/30		1,260	1,181,119
2.35%, 01/15/32		220	194,769
5.25%, 08/09/34		90	92,132
5.10%, 08/09/35		210	209,885
3.05%, 10/01/41		50	37,129
RELX Capital, Inc., 5.25%, 03/27/35		75	76,973
S&P Global, Inc.
2.45%, 03/01/27		200	197,158
5.25%, 09/15/33		45	47,053
4.80%, 12/04/35(b)		210	208,315
2.30%, 08/15/60		200	101,450
3.90%, 03/01/62		10	7,408
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(c)	EUR	100	120,698
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33	USD	100	99,585
Trustees of the University of Pennsylvania, 3.61%, 02/15/2119		350	220,694
United Rentals North America, Inc.
3.75%, 01/15/32(d)		100	93,447
5.38%, 11/15/33(b)		32	31,981
University of Southern California, 4.98%, 10/01/53(d)		10	9,278
Verisk Analytics, Inc.
4.13%, 03/15/29		470	469,957
5.75%, 04/01/33		50	52,840
5.25%, 06/05/34		550	560,787
5.50%, 06/15/45		40	38,807
3.63%, 05/15/50		35	25,218
Worldline SA/France(c)
0.88%, 06/30/27	EUR	100	108,846
4.13%, 09/12/28		100	107,297
			7,997,352
Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 02/23/28	USD	90	90,917
4.60%, 05/23/29		25	25,302
2.30%, 11/15/30		350	317,667
2.75%, 05/24/31		570	523,541
5.60%, 06/01/32		390	410,137
5.40%, 04/15/34		495	509,687
5.55%, 08/15/35		100	103,785
			1,981,036
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33(b)		38	38,927
Cellnex Finance Co. SA, 3.88%, 01/19/36(c)	EUR	200	234,400
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	100	139,536
HTA Group Ltd., 7.50%, 06/04/29(b)	USD	164	169,211
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(c)		400	416,952
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(c)		220	227,700
Security		Par (000)	Value
Construction & Engineering (continued)
Tutor Perini Corp., 11.88%, 04/30/29(b)	USD	60	$ 66,241
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		49	48,272
			1,341,239
Consumer Finance — 0.7%
American Express Co.
3.13%, 05/20/26		50	49,894
3.30%, 05/03/27		100	99,451
(1-day SOFR + 1.00%), 5.10%, 02/16/28(a)		665	672,712
(1-day SOFR + 1.22%), 4.92%, 07/20/33(a)		125	126,629
(1-day SOFR + 1.24%), 4.80%, 10/24/36(a)		713	698,943
(1-day SOFR + 1.26%), 4.73%, 04/25/29(a)		400	406,026
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		50	49,470
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)		180	183,164
(1-day SOFR + 1.93%), 5.63%, 07/28/34(a)		120	124,949
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(a)		175	180,644
Atlanticus Holdings Corp., 9.75%, 09/01/30(b)		86	81,976
Bread Financial Holdings, Inc.(b)
6.75%, 05/15/31		56	57,673
(5-year CMT + 4.30%), 8.38%, 06/15/35(a)		41	42,082
Capital One Financial Corp.
3.75%, 03/09/27		296	295,419
(1-day SOFR + 1.56%), 5.46%, 07/26/30(a)		490	506,704
(1-day SOFR + 2.04%), 6.18%, 01/30/36(a)		240	248,480
(1-day SOFR + 2.37%), 5.27%, 05/10/33(a)		40	40,805
(1-day SOFR + 2.44%), 7.15%, 10/29/27(a)		25	25,538
(1-day SOFR + 2.60%), 5.25%, 07/26/30(a)		225	231,428
(1-day SOFR + 2.64%), 6.31%, 06/08/29(a)		34	35,590
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(a)		340	397,394
Enova International, Inc.(b)
11.25%, 12/15/28		77	81,519
9.13%, 08/01/29(d)		114	120,621
EZCORP, Inc., 7.38%, 04/01/32(b)		30	31,958
goeasy Ltd.(b)
9.25%, 12/01/28		66	67,854
7.63%, 07/01/29		3	2,971
Mastercard, Inc.
2.95%, 11/21/26		25	24,863
3.30%, 03/26/27		25	24,891
3.35%, 03/26/30		570	556,514
4.95%, 03/15/32		140	144,996
4.55%, 01/15/35		190	188,836
3.85%, 03/26/50		100	77,837
2.95%, 03/15/51		410	268,817
OneMain Finance Corp.
6.63%, 05/15/29		67	69,062
7.88%, 03/15/30		111	117,090
7.50%, 05/15/31		146	153,058
7.13%, 11/15/31		39	40,413
6.75%, 09/15/33		55	55,610
SLM Corp., 6.50%, 01/31/30		17	17,542
Synchrony Financial
3.95%, 12/01/27		71	70,656
5.15%, 03/19/29		198	200,996
2.88%, 10/28/31		45	40,188
7.25%, 02/02/33(d)		379	402,528
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(d)		498	507,641
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)		964	998,447
Visa, Inc.
1.10%, 02/15/31		40	34,860
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Visa, Inc. (continued)
4.30%, 12/14/45	USD	295	$ 256,071
3.65%, 09/15/47		35	27,178
			9,137,988
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp.
4.13%, 05/01/28		25	25,048
5.20%, 07/05/28		100	102,501
Target Corp.
1.95%, 01/15/27		50	49,215
2.35%, 02/15/30		75	70,280
4.50%, 09/15/34		75	73,958
4.80%, 01/15/53		35	31,177
Walmart, Inc.
4.90%, 04/28/35		1,010	1,034,096
5.25%, 09/01/35		90	94,973
2.50%, 09/22/41		32	23,146
4.50%, 09/09/52		100	87,868
4.50%, 04/15/53		55	48,538
			1,640,800
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC, 9.50%, 12/01/30		25	27,014
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)(d)		131	131,094
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/30		46	46,863
9.25%, 04/15/30		44	43,283
Packaging Corp. of America
3.00%, 12/15/29		175	167,565
5.70%, 12/01/33		180	189,684
4.05%, 12/15/49		370	294,697
WRKCo, Inc., 3.00%, 06/15/33		80	71,302
			971,502
Distributors — 0.0%
WW Grainger, Inc., 4.45%, 09/15/34		445	439,641
Diversified REITs — 0.9%
American Tower Corp.
1.50%, 01/31/28		232	220,671
5.80%, 11/15/28		120	125,306
3.80%, 08/15/29		80	78,886
2.90%, 01/15/30		150	142,448
5.00%, 01/31/30		35	35,850
2.70%, 04/15/31		75	68,967
4.63%, 05/16/31	EUR	100	126,546
4.05%, 03/15/32	USD	5	4,871
5.40%, 01/31/35		430	441,898
2.95%, 01/15/51		100	63,624
Brixmor Operating Partnership LP
4.13%, 05/15/29		50	49,827
4.05%, 07/01/30		20	19,687
Crown Castle, Inc.
1.05%, 07/15/26		65	64,160
4.30%, 02/15/29		25	25,010
4.90%, 09/01/29(d)		67	68,144
3.10%, 11/15/29		100	95,553
3.30%, 07/01/30		175	166,133
2.10%, 04/01/31		225	198,752
2.90%, 04/01/41		50	36,470
Digital Realty Trust LP, 5.55%, 01/15/28		75	77,127
Security		Par (000)	Value
Diversified REITs (continued)
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	USD	247	$ 255,116
Equinix, Inc.
1.55%, 03/15/28		50	47,580
2.50%, 05/15/31		132	119,624
3.90%, 04/15/32		564	542,725
3.40%, 02/15/52		391	266,297
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		401	410,892
5.30%, 01/15/29		145	147,769
4.00%, 01/15/31		435	416,027
3.25%, 01/15/32		77	69,706
5.25%, 02/15/33		295	295,549
5.63%, 09/15/34		260	263,196
5.75%, 11/01/37		180	178,557
Host Hotels & Resorts LP
5.70%, 06/15/32		225	234,896
5.50%, 04/15/35		250	253,385
Series I, 3.50%, 09/15/30		105	100,027
Kimco Realty OP LLC, 2.80%, 10/01/26		50	49,687
Link Finance Cayman 2009 Ltd., 4.88%, 02/02/36(c)(g)		200	198,804
Millrose Properties, Inc.(b)
6.38%, 08/01/30		30	30,621
6.25%, 09/15/32		93	94,049
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		50	48,913
Prologis LP
4.38%, 02/01/29		304	306,943
4.63%, 01/15/33		40	40,230
5.25%, 06/15/53		30	28,539
Regency Centers LP
3.60%, 02/01/27		70	69,781
3.70%, 06/15/30		100	97,862
Rithm Capital Corp.(b)
8.00%, 04/01/29		159	162,440
8.00%, 07/15/30		52	53,172
SBA Communications Corp., 3.88%, 02/15/27		100	99,259
Service Properties Trust
0.00%, 09/30/27(b)(j)		62	56,127
5.50%, 12/15/27		50	49,607
8.38%, 06/15/29		144	145,726
4.38%, 02/15/30		100	86,565
8.88%, 06/15/32(d)		117	116,131
Sun Communities Operating LP, 2.70%, 07/15/31		320	290,656
Trust Fibra Uno, 7.70%, 01/23/32(c)		202	220,665
VICI Properties LP
4.75%, 04/01/28		5	5,051
4.95%, 02/15/30		403	407,896
5.13%, 11/15/31		489	494,579
5.13%, 05/15/32		985	991,055
6.13%, 04/01/54(d)		270	270,357
VICI Properties LP/VICI Note Co., Inc.(b)
4.50%, 01/15/28		158	158,448
3.88%, 02/15/29		514	505,435
Weyerhaeuser Co., 4.00%, 04/15/30		260	256,165
XHR LP, 4.88%, 06/01/29(b)(d)		50	49,290
			11,095,329
Diversified Telecommunication Services — 1.0%
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		229	237,872

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc.
1.70%, 03/25/26	USD	730	$ 727,788
1.65%, 02/01/28		230	219,891
4.55%, 11/01/32(d)		1,590	1,578,687
3.10%, 02/01/43		125	91,279
4.35%, 06/15/45		35	28,834
5.45%, 03/01/47		258	243,200
3.50%, 09/15/53		489	326,627
5.70%, 11/01/54		125	119,355
6.00%, 04/30/56		570	564,705
6.05%, 08/15/56		332	332,278
3.80%, 12/01/57		399	274,666
3.65%, 09/15/59		390	257,338
3.85%, 06/01/60		119	81,502
3.50%, 02/01/61		50	31,698
British Telecommunications PLC, 9.63%, 12/15/30		170	206,789
Cipher Compute LLC, 7.13%, 11/15/30(b)(d)		39	40,186
Cisco Systems, Inc.
4.55%, 02/24/28		239	242,801
4.85%, 02/26/29		225	230,754
4.95%, 02/24/32		170	175,336
5.30%, 02/26/54		185	176,786
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		205	217,580
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	24,927
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(f)		208	211,689
10.75%, 11/30/29		188	206,089
Flash Compute LLC, 7.25%, 12/31/30(b)		49	49,166
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)(d)		276	276,009
5.88%, 11/01/29		170	171,426
8.63%, 03/15/31(b)		114	119,187
GCI LLC, 4.75%, 10/15/28(b)		66	64,637
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		90	86,625
6.88%, 06/30/33		264	272,050
7.00%, 03/31/34		19	19,680
8.50%, 01/15/36		39	39,926
Lumen Technologies, Inc., 10.00%, 10/15/32(b)		31	31,000
SoftBank Group Corp., 5.25%, 10/10/29(c)	EUR	100	120,751
Sprint Capital Corp., 8.75%, 03/15/32	USD	520	629,732
Telecom Italia Capital SA
6.00%, 09/30/34		40	40,981
7.20%, 07/18/36		52	56,374
7.72%, 06/04/38		52	58,096
Telefonica Emisiones SA, (5-year EURIBOR ICE Swap + 1.84%), 4.38%(a)(c)(i)	EUR	100	118,710
TELUS Corp., 2.80%, 02/16/27	USD	75	74,076
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)(d)		100	99,783
Verizon Communications, Inc.
4.33%, 09/21/28		25	25,213
4.02%, 12/03/29		115	114,328
5.05%, 05/09/33		100	102,207
4.50%, 08/10/33		219	215,088
4.40%, 11/01/34		55	52,942
5.25%, 04/02/35		475	481,188
5.85%, 09/15/35		137	145,771
5.40%, 07/02/37		38	38,338
2.65%, 11/20/40		263	187,404
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.75%, 11/01/41	USD	205	$ 186,055
4.86%, 08/21/46		35	30,971
4.00%, 03/22/50		135	102,553
3.55%, 03/22/51		755	534,748
5.50%, 02/23/54		90	86,144
5.88%, 11/30/55		481	474,801
6.00%, 11/30/65		350	346,227
Viasat, Inc.(b)
6.50%, 07/15/28		55	54,290
7.50%, 05/30/31		191	185,481
WULF Compute LLC, 7.75%, 10/15/30(b)		128	133,507
			12,674,122
Electric Utilities — 2.9%
AEP Texas, Inc.
5.45%, 05/15/29		25	25,926
4.70%, 05/15/32		95	95,275
5.40%, 06/01/33		75	77,324
5.70%, 05/15/34		75	78,220
3.45%, 05/15/51		182	123,421
5.25%, 05/15/52		110	100,272
Series G, 4.15%, 05/01/49		36	27,653
AEP Transmission Co. LLC
5.15%, 04/01/34		40	40,725
5.38%, 06/15/35		83	85,352
3.75%, 12/01/47		48	36,667
3.15%, 09/15/49		139	93,603
5.40%, 03/15/53		250	241,752
Series N, 2.75%, 08/15/51		34	20,901
AES Corp., 5.45%, 06/01/28		25	25,667
Alabama Power Co.
3.75%, 09/01/27		50	49,989
5.85%, 11/15/33		70	74,915
6.00%, 03/01/39(d)		32	34,305
Alpha Generation LLC, 6.25%, 01/15/34(b)		16	16,104
Ameren Corp., 5.70%, 12/01/26		110	111,438
Ameren Illinois Co.
4.95%, 06/01/33		200	203,895
5.90%, 12/01/52		20	20,609
American Electric Power Co., Inc., 5.63%, 03/01/33		50	52,344
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	29,725
Arizona Public Service Co.
2.20%, 12/15/31		45	39,576
5.55%, 08/01/33		220	229,327
5.70%, 08/15/34		90	94,396
AusNet Services Holdings Pty. Ltd., (3-Month BBSW + 1.77%), 5.62%, 02/04/56(a)(c)	AUD	130	90,871
Baltimore Gas and Electric Co.
2.25%, 06/15/31	USD	25	22,623
3.75%, 08/15/47		44	33,785
5.40%, 06/01/53		130	125,020
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		65	56,732
6.13%, 04/01/36		100	108,374
5.15%, 11/15/43		145	138,716
4.45%, 01/15/49		175	145,532
4.60%, 05/01/53		210	176,583
Black Hills Corp., 6.00%, 01/15/35		70	74,227
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,315
4.95%, 04/01/33		50	50,812
5.15%, 03/01/34		40	40,928
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC (continued)
4.50%, 04/01/44	USD	110	$ 96,325
Series AJ, 4.85%, 10/01/52		40	35,612
Series AQ, 4.95%, 08/15/35		85	85,056
CenterPoint Energy, Inc., 1.45%, 06/01/26		50	49,567
Commonwealth Edison Co.
5.90%, 03/15/36		155	165,998
3.65%, 06/15/46		100	76,380
5.65%, 06/01/54		125	123,830
Connecticut Light and Power Co.
4.95%, 01/15/30		120	123,130
Series A, 3.20%, 03/15/27		25	24,845
Consolidated Edison Co. of New York, Inc.
5.13%, 03/15/35		500	509,419
6.15%, 11/15/52		150	157,309
5.70%, 05/15/54		50	49,770
4.50%, 05/15/58		116	94,537
Series 2006-A, 5.85%, 03/15/36		90	95,373
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,921
6.50%, 10/01/53		25	27,059
Consumers Energy Co.
4.90%, 02/15/29		25	25,644
4.60%, 05/30/29		40	40,697
4.70%, 01/15/30		40	40,864
4.50%, 01/15/31		25	25,247
4.63%, 05/15/33		100	100,163
4.35%, 04/15/49		115	96,665
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(c)		376	392,669
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR	100	121,680
Diamond II Ltd., 7.95%, 07/28/26(c)	USD	450	450,000
Dominion Energy South Carolina, Inc., Series 2025, 5.30%, 01/15/35		22	22,717
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32		40	39,201
Series B, 5.95%, 06/15/35		240	254,505
Series F, 5.25%, 08/01/33		50	51,118
DTE Electric Co.
5.20%, 04/01/33		70	72,675
5.20%, 03/01/34		75	77,323
5.25%, 05/15/35		460	471,422
Series B, 3.65%, 03/01/52		20	14,731
DTE Energy Co., 4.88%, 06/01/28		150	152,568
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	20,530
3.70%, 12/01/47		534	406,613
3.55%, 03/15/52		45	32,343
5.35%, 01/15/53		29	27,823
5.40%, 01/15/54(d)		140	135,506
Duke Energy Corp.
4.85%, 01/05/29		125	127,669
2.45%, 06/01/30		305	283,174
3.95%, 08/15/47		86	66,134
3.50%, 06/15/51		137	94,819
5.00%, 08/15/52		80	70,388
6.10%, 09/15/53		180	185,427
Duke Energy Florida LLC, 3.00%, 12/15/51		180	116,067
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,535
Duke Energy Kentucky, Inc., (Acquired 08/11/25, Cost: $235,000), 6.01%, 09/15/35(h)(k)		235	239,112
Duke Energy Ohio, Inc., 5.55%, 03/15/54		63	61,471
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC
3.40%, 04/01/32	USD	300	$ 283,849
5.25%, 03/15/33		125	129,488
5.05%, 03/15/35		201	203,641
2.90%, 08/15/51		50	31,520
5.35%, 03/15/53		367	351,431
5.55%, 03/15/55		640	630,711
E.ON International Finance BV, 3.50%, 09/03/35(c)	EUR	100	117,563
Edison International, 4.13%, 03/15/28	USD	20	19,870
EDP Servicios Financieros Espana SA, 3.25%, 02/04/32(c)(g)	EUR	141	167,170
Entergy Arkansas LLC
5.45%, 06/01/34	USD	25	26,097
5.75%, 06/01/54		30	29,958
Entergy Corp.
2.80%, 06/15/30		60	56,265
(5-year CMT + 2.67%), 7.13%, 12/01/54(a)		25	26,173
Entergy Louisiana LLC, 4.20%, 09/01/48		150	121,141
Entergy Mississippi LLC
5.00%, 09/01/33		130	132,031
5.85%, 06/01/54		25	25,307
Entergy Texas, Inc.
1.75%, 03/15/31		50	44,122
5.80%, 09/01/53		90	89,739
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	21,371
5.70%, 03/15/53		40	39,842
Evergy Metro, Inc., 5.40%, 04/01/34		30	31,232
Eversource Energy
4.75%, 05/15/26		150	150,328
5.45%, 03/01/28		10	10,265
5.13%, 05/15/33		40	40,380
5.50%, 01/01/34		225	231,462
Exelon Corp.
3.35%, 03/15/32		100	93,750
5.63%, 06/15/35		145	151,271
5.60%, 03/15/53		40	38,720
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)		198	206,047
FirstEnergy Corp.
2.65%, 03/01/30		187	174,853
Series B, 3.90%, 07/15/27		25	24,943
Series C, 4.85%, 07/15/47		156	138,016
FirstEnergy Transmission LLC
4.75%, 01/15/33		800	798,055
5.00%, 01/15/35		495	494,903
5.45%, 07/15/44(b)		96	92,621
4.55%, 04/01/49(b)		289	246,572
Florida Power & Light Co.
5.05%, 04/01/28		30	30,748
5.10%, 04/01/33		100	103,214
5.95%, 02/01/38		75	81,109
5.96%, 04/01/39		55	59,232
4.05%, 10/01/44		50	41,532
3.15%, 10/01/49		100	68,542
2.88%, 12/04/51		134	85,588
5.30%, 04/01/53		170	163,224
5.60%, 02/15/66		25	24,565
Georgia Power Co.
4.95%, 05/17/33		130	132,712
5.13%, 05/15/52		80	74,458
5.50%, 10/01/55		90	87,790
Series 2010-C, 4.75%, 09/01/40		40	37,986

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Georgia Power Co. (continued)
Series B, 3.70%, 01/30/50	USD	37	$ 27,648
Idaho Power Co., 5.80%, 04/01/54		25	25,408
India Clean Energy Holdings, 4.50%, 04/18/27(c)		400	393,680
Indiana Michigan Power Co., 5.63%, 04/01/53		20	19,918
Interstate Power and Light Co.
4.10%, 09/26/28		50	50,072
5.60%, 06/29/35		80	83,223
JSW Hydro Energy Ltd., 4.13%, 05/18/31(c)		209	195,990
Kentucky Utilities Co., 3.30%, 06/01/50		25	17,312
MidAmerican Energy Co.
5.85%, 09/15/54		30	30,748
5.30%, 02/01/55		45	42,740
Minejesa Capital BV, 5.63%, 08/10/37(c)		300	296,658
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		290	287,952
MVM Energetika Zrt, 6.50%, 03/13/31(c)		206	217,523
National Grid PLC, 5.42%, 01/11/34		40	41,268
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,490
5.05%, 09/15/28		60	61,518
5.15%, 06/15/29		75	77,433
Nevada Power Co.
6.00%, 03/15/54		15	15,356
Series CC, 3.70%, 05/01/29		35	34,607
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		160	161,831
2.25%, 06/01/30		95	87,367
5.05%, 02/28/33		140	143,092
5.45%, 03/15/35		90	92,727
5.55%, 03/15/54		55	53,056
(5-year EURIBOR ICE Swap + 1.59%), 4.00%, 05/15/56(a)	EUR	400	473,275
Northern States Power Co.
3.20%, 04/01/52	USD	100	68,259
5.10%, 05/15/53		110	101,795
5.40%, 03/15/54		50	48,396
5.65%, 06/15/54		35	35,024
NRG Energy, Inc.(b)
4.45%, 06/15/29		98	97,556
7.00%, 03/15/33		752	827,577
6.25%, 11/01/34		20	20,532
6.00%, 01/15/36		34	34,355
NSTAR Electric Co.
3.20%, 05/15/27		50	49,634
4.95%, 09/15/52		40	36,000
Oglethorpe Power Corp.
5.05%, 10/01/48		10	8,935
6.20%, 12/01/53		65	66,813
Ohio Power Co.
5.65%, 06/01/34		220	229,087
4.00%, 06/01/49		64	49,224
Series P, 2.60%, 04/01/30		229	214,326
Series Q, 1.63%, 01/15/31		32	28,058
Series R, 2.90%, 10/01/51		30	18,602
Oklahoma Gas and Electric Co.
5.40%, 01/15/33		75	78,200
5.60%, 04/01/53		40	39,354
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		70	66,161
5.65%, 11/15/33		65	68,807
5.30%, 06/01/42		145	140,846
Security		Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co.
2.95%, 03/01/26	USD	65	$ 64,935
3.30%, 03/15/27		150	148,585
6.10%, 01/15/29		40	41,951
4.55%, 07/01/30		100	99,725
3.25%, 06/01/31		100	93,112
6.15%, 01/15/33(d)		100	106,039
6.40%, 06/15/33		22	23,706
6.95%, 03/15/34		200	221,681
6.00%, 08/15/35		45	47,095
4.50%, 07/01/40		50	43,503
3.30%, 08/01/40		103	78,198
4.75%, 02/15/44		509	432,775
4.30%, 03/15/45		100	79,525
4.25%, 03/15/46		346	269,808
4.00%, 12/01/46		67	50,389
4.95%, 07/01/50		518	439,264
3.50%, 08/01/50		177	119,740
5.25%, 03/01/52		241	210,709
6.75%, 01/15/53		628	669,239
6.70%, 04/01/53		323	342,067
5.90%, 10/01/54		131	125,957
6.15%, 03/01/55		70	69,493
6.10%, 10/15/55		701	690,341
PacifiCorp
5.35%, 12/01/53		20	17,636
5.50%, 05/15/54		30	27,029
PacifiCorp.
5.10%, 02/15/29		415	424,668
5.30%, 02/15/31		50	51,449
PECO Energy Co.
4.90%, 06/15/33		25	25,492
2.85%, 09/15/51		40	25,154
4.38%, 08/15/52		120	98,857
PG&E Corp.
5.00%, 07/01/28		80	79,830
5.25%, 07/01/30(d)		1,016	1,009,844
Pinnacle West Capital Corp., 5.15%, 05/15/30		238	245,138
Potomac Electric Power Co., 5.20%, 03/15/34		130	133,150
PPL Electric Utilities Corp.
4.85%, 02/15/34		95	95,760
5.25%, 05/15/53		40	38,171
Public Service Co. of Colorado
1.88%, 06/15/31		145	127,726
5.25%, 04/01/53		20	18,596
5.75%, 05/15/54		55	55,023
5.85%, 05/15/55		90	90,985
Series 39, 4.50%, 06/01/52		50	41,533
Public Service Co. of Oklahoma, 5.25%, 01/15/33		50	51,163
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	80,315
5.20%, 08/01/33		75	77,623
5.20%, 03/01/34		55	56,616
4.85%, 08/01/34		50	50,285
3.95%, 05/01/42		50	42,082
5.45%, 08/01/53		90	87,965
Public Service Enterprise Group, Inc.
2.45%, 11/15/31		100	89,697
5.45%, 04/01/34		50	51,553
Puget Sound Energy, Inc.
4.22%, 06/15/48		130	105,753
5.45%, 06/01/53		10	9,620
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Puget Sound Energy, Inc. (continued)
5.69%, 06/15/54	USD	30	$ 29,689
RTE Reseau de Transport d’Electricite SADIR, 3.88%, 11/24/37(c)	EUR	100	118,828
San Diego Gas & Electric Co.
5.35%, 04/01/53	USD	120	113,129
Series VVV, 1.70%, 10/01/30		90	80,338
San Miguel Global Power Holdings Corp., (5-year CMT + 7.12%), 8.38%(a)(c)(i)		200	202,250
Sempra, 4.00%, 02/01/48		180	137,807
Sierra Pacific Power Co., 5.90%, 03/15/54		30	30,172
Southern California Edison Co.
5.30%, 03/01/28		150	153,466
5.25%, 03/15/30		25	25,671
5.45%, 06/01/31		145	150,053
5.45%, 03/01/35		100	101,109
5.50%, 03/15/40		35	34,163
4.50%, 09/01/40		100	87,253
3.45%, 02/01/52		80	53,229
5.70%, 03/01/53		260	244,578
5.88%, 12/01/53		20	19,201
5.75%, 04/15/54		20	18,861
6.20%, 09/15/55		70	70,495
Southern Co.
3.25%, 07/01/26		250	249,504
4.85%, 06/15/28		95	96,748
5.70%, 10/15/32		283	299,836
5.70%, 03/15/34		60	63,041
4.85%, 03/15/35		75	73,992
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(a)		100	99,230
Southwestern Electric Power Co.
5.30%, 04/01/33		10	10,235
Series M, 4.10%, 09/15/28		120	120,006
Series N, 1.65%, 03/15/26		50	49,865
Southwestern Public Service Co., 6.00%, 06/01/54		50	51,010
System Energy Resources, Inc.
6.00%, 04/15/28(d)		207	214,915
5.30%, 12/15/34		480	484,785
Talen Energy Supply LLC(b)
6.25%, 02/01/34		107	108,440
6.50%, 02/01/36		119	122,004
Tampa Electric Co.
4.90%, 03/01/29		50	51,177
5.15%, 03/01/35		470	475,474
Tucson Electric Power Co., 5.50%, 04/15/53		10	9,606
Union Electric Co.
5.20%, 04/01/34		150	154,076
5.45%, 03/15/53		110	106,248
5.13%, 03/15/55		175	161,389
Virginia Electric and Power Co.
5.05%, 08/15/34		128	129,609
6.35%, 11/30/37		40	43,753
8.88%, 11/15/38		50	66,687
5.45%, 04/01/53		90	85,850
5.70%, 08/15/53		165	162,808
5.65%, 03/15/55		70	68,797
Series A, 3.80%, 04/01/28		439	437,822
Series B, 3.75%, 05/15/27		100	99,816
Series B, 3.80%, 09/15/47		25	19,185
Series D, 4.65%, 08/15/43		125	111,656
Security		Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series D, 5.60%, 09/15/55	USD	50	$ 48,646
Vistra Operations Co. LLC(b)
4.60%, 10/15/30		100	99,682
7.75%, 10/15/31		272	287,809
6.95%, 10/15/33		205	227,316
5.70%, 12/30/34		782	801,693
5.35%, 01/31/36		32	31,828
VoltaGrid LLC, 7.38%, 11/01/30(b)		41	41,525
WEC Energy Group, Inc., 5.60%, 09/12/26		21	21,182
Wisconsin Electric Power Co., 4.75%, 09/30/32		25	25,500
Wisconsin Power and Light Co., 3.95%, 09/01/32		150	144,436
Xcel Energy, Inc.
1.75%, 03/15/27		173	168,774
4.60%, 06/01/32		45	44,779
5.50%, 03/15/34		125	128,706
			36,666,652
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
2.20%, 09/15/31		120	107,228
5.38%, 11/15/54		155	150,864
Arrow Electronics, Inc.
3.88%, 01/12/28		95	94,460
5.88%, 04/10/34		489	509,266
Avnet, Inc., 6.25%, 03/15/28		45	46,701
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		2,300	2,219,829
5.55%, 08/22/34		310	314,924
Emerson Electric Co., 2.00%, 12/21/28		50	47,518
Fortive Corp., 3.15%, 06/15/26		25	24,909
Honeywell International, Inc.
4.95%, 02/15/28		233	238,000
4.88%, 09/01/29		150	154,363
4.50%, 01/15/34		330	327,227
5.00%, 03/01/35		100	101,797
Jabil, Inc., 4.25%, 05/15/27		100	100,271
Keysight Technologies, Inc., 4.95%, 10/15/34		165	165,961
TD SYNNEX Corp., 1.75%, 08/09/26		175	172,721
Xerox Corp.(b)
10.25%, 10/15/30		68	56,062
13.50%, 04/15/31(d)		19	13,822
			4,845,923
Energy Equipment & Services — 0.1%
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		23	22,983
Bristow Group, Inc., 6.75%, 02/01/33(b)		98	99,148
Deepocean Ltd., 6.00%, 04/08/31(c)	EUR	100	122,905
OEG Finance PLC, 7.25%, 09/27/29(c)		100	123,818
Solaris Energy Infrastructure, Inc.(l)
4.75%, 05/01/30	USD	77	178,032
0.25%, 10/01/31		158	194,419
Tidewater, Inc., 9.13%, 07/15/30(b)		156	168,742
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		53	54,877
Viridien, 10.00%, 10/15/30(b)		87	93,642
Weatherford International Ltd., 6.75%, 10/15/33(b)		98	101,501
			1,160,067
Entertainment — 0.3%
Allwyn Entertainment Financing U.K. PLC, 4.13%, 02/15/31(c)	EUR	100	116,976

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Bracelet Holdings, Inc., 9.25%, 07/02/28(b)	USD	146	$ 143,770
Caesars Entertainment, Inc., 6.00%, 10/15/32(b)(d)		100	97,286
Light & Wonder International, Inc., 7.50%, 09/01/31(b)		113	118,248
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		50	49,117
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(b)		100	105,036
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(b)		40	40,700
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(d)		100	98,687
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)		10	10,204
SJM International Ltd., 6.50%, 01/15/31(c)		200	198,300
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(c)	AUD	250	172,521
Warnermedia Holdings, Inc.
3.76%, 03/15/27	USD	2,872	2,850,776
4.05%, 03/15/29		43	41,712
4.28%, 03/15/32		117	102,960
5.05%, 03/15/42		310	217,775
5.14%, 03/15/52		94	62,475
			4,426,543
Environmental, Maintenance & Security Service — 0.2%
Biffa Group Holdings Ltd., 5.25%, 06/15/31(c)	EUR	100	118,551
Paprec Holding SA, 4.13%, 07/15/30(c)		100	119,404
Republic Services, Inc.
2.30%, 03/01/30	USD	75	69,889
5.20%, 11/15/34		295	304,324
3.05%, 03/01/50		340	229,769
Reworld Holding Corp., 4.88%, 12/01/29(b)		52	50,340
Waste Connections, Inc.
2.60%, 02/01/30		130	122,863
2.20%, 01/15/32		25	22,127
3.20%, 06/01/32		75	69,830
5.25%, 09/01/35(d)		625	644,978
Waste Management, Inc.
4.95%, 07/03/31		475	491,369
4.88%, 02/15/34		50	51,146
			2,294,590
Financial Services — 1.1%
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/28(b)(h)		541	562,182
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	237,249
3.30%, 01/30/32		150	138,780
4.95%, 09/10/34		730	725,167
Air Lease Corp.
3.63%, 12/01/27		50	49,594
4.63%, 10/01/28		100	100,722
Ally Financial, Inc.
8.00%, 11/01/31		200	226,780
(1-day SOFR + 2.82%), 6.85%, 01/03/30(a)		75	79,394
(1-day SOFR + 3.26%), 6.99%, 06/13/29(a)		20	21,093
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(a)		25	25,596
(5-year CMT + 2.45%), 6.65%, 01/17/40(a)		14	13,995
Ameriprise Financial, Inc.
5.70%, 12/15/28		290	303,616
5.15%, 05/15/33		340	351,654
Andiron, 7.32%, 01/21/30(h)		30	30,000
Ares Management Corp., 6.38%, 11/10/28		1,240	1,308,097
Security		Par (000)	Value
Financial Services (continued)
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(b)	USD	413	$ 415,491
Blue Owl Finance LLC
3.13%, 06/10/31		540	489,947
6.25%, 04/18/34		370	381,296
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	16,006
Brookfield Finance, Inc.
4.35%, 04/15/30		125	125,415
6.35%, 01/05/34		135	146,042
5.68%, 01/15/35		330	340,977
5.33%, 01/15/36		165	165,370
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)		79	81,312
Charles Schwab Corp.
0.90%, 03/11/26		20	19,941
5.88%, 08/24/26		300	303,018
2.45%, 03/03/27		5	4,931
3.20%, 01/25/28		3	2,966
1.65%, 03/11/31		2	1,756
2.30%, 05/13/31		9	8,162
1.95%, 12/01/31		64	56,282
2.90%, 03/03/32		3	2,751
(1-day SOFR + 1.23%), 4.91%, 11/14/36(a)		310	307,253
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)		160	169,028
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)		110	119,451
(1-day SOFR + 2.21%), 5.64%, 05/19/29(a)		56	58,117
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)		51	54,436
Coinbase Global, Inc.(b)
3.38%, 10/01/28		181	172,817
3.63%, 10/01/31		50	44,173
Credit Acceptance Corp.(b)
9.25%, 12/15/28		79	82,782
6.63%, 03/15/30		23	23,023
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(b)		23	24,060
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(c)	EUR	11	12,989
GGAM Finance Ltd., 8.00%, 06/15/28(b)	USD	127	133,719
GS Finance Corp., 5.95%, 01/15/31(a)		1,080	1,080,000
Intercontinental Exchange, Inc.
3.63%, 09/01/28		313	310,235
3.75%, 09/21/28		20	19,880
4.60%, 03/15/33		500	502,655
4.95%, 06/15/52		675	613,441
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		100	101,851
6.75%, 05/01/33		36	37,445
Jefferies Financial Group, Inc., 4.85%, 01/15/27		20	20,146
Lazard Group LLC, 4.50%, 09/19/28		100	100,695
LPL Holdings, Inc., 5.65%, 03/15/35		525	534,995
Muthoot Finance Ltd., 5.75%, 08/04/30		200	199,750
Nasdaq, Inc., 5.35%, 06/28/28		354	364,664
ORIX Corp., 5.20%, 09/13/32		50	51,703
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		17	17,618
8.00%, 08/01/33		10	10,365
Series JAN, 6.75%, 08/01/32		39	40,377
Series JAN, 8.00%, 08/01/33		35	36,312
PennyMac Financial Services, Inc.(b)
7.13%, 11/15/30		69	71,235
6.88%, 05/15/32		120	122,635
6.88%, 02/15/33		82	83,641
6.75%, 02/15/34		20	20,183
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Progroup AG, 5.38%, 04/15/31(c)	EUR	100	$ 121,172
Raymond James Financial, Inc., 4.95%, 07/15/46	USD	50	45,759
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(h)		330	330,825
Rocket Cos., Inc.(b)
6.50%, 08/01/29		75	77,147
6.13%, 08/01/30		61	62,452
7.13%, 02/01/32		109	113,904
6.38%, 08/01/33		24	24,899
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)		52	53,648
StoneX Group, Inc., 7.88%, 03/01/31(b)		130	138,305
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		100	98,800
UWM Holdings LLC(b)
6.63%, 02/01/30		99	99,855
6.25%, 03/15/31		72	71,545
Velocity Commercial Capital LLC, 9.38%, 02/15/31(b)		50	50,750
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		122	127,806
Voya Financial, Inc.
3.65%, 06/15/26		100	99,878
5.00%, 09/20/34		430	428,718
			14,222,719
Food Products — 0.2%
Albertsons Cos, Inc., 5.75%, 03/31/34(b)		135	132,769
Archer-Daniels-Midland Co.
2.50%, 08/11/26		50	49,670
4.50%, 08/15/33		20	19,910
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(c)	EUR	100	112,179
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	USD	55	50,638
Froneri Lux FinCo SARL, 4.75%, 08/01/32(c)	EUR	100	119,571
General Mills, Inc., 4.95%, 03/29/33	USD	25	25,286
Hershey Co.
2.30%, 08/15/26		35	34,726
5.10%, 02/24/35		25	25,657
J.M. Smucker Co.
3.38%, 12/15/27		20	19,814
4.25%, 03/15/35		225	212,267
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/33		166	173,231
6.75%, 03/15/34		25	27,562
Kraft Heinz Foods Co.
5.20%, 07/15/45		105	95,467
4.38%, 06/01/46		251	205,981
Kroger Co.
5.00%, 09/15/34		120	120,109
5.50%, 09/15/54		110	104,954
Mondelez International, Inc., 4.50%, 05/06/30		75	75,720
Pilgrim’s Pride Corp.
6.25%, 07/01/33		570	609,326
6.88%, 05/15/34		180	199,122
Post Holdings, Inc.(b)
4.50%, 09/15/31(d)		100	94,736
6.38%, 03/01/33		154	155,181
6.25%, 10/15/34(d)		61	61,437
6.50%, 03/15/36		125	125,113
Sysco Corp., 3.25%, 07/15/27		25	24,782
The Campbell’s Co., 5.20%, 03/19/27		25	25,315
Tyson Foods, Inc., 5.10%, 09/28/48		50	46,212
Security		Par (000)	Value
Food Products (continued)
U.S. Foods, Inc.(b)
6.88%, 09/15/28	USD	40	$ 41,255
7.25%, 01/15/32		72	75,543
5.75%, 04/15/33		88	89,522
			3,153,055
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.40%, 06/01/41		25	25,425
4.45%, 03/15/43		200	177,555
4.90%, 04/01/44		45	42,310
4.13%, 06/15/47		100	82,324
4.45%, 01/15/53		40	33,690
5.20%, 04/15/54(d)		505	475,757
Canadian National Railway Co.
6.25%, 08/01/34		75	82,633
6.20%, 06/01/36		125	138,049
Canadian Pacific Railway Co.
4.00%, 06/01/28		25	25,021
4.80%, 03/30/30		495	506,349
CSX Corp.
6.22%, 04/30/40		140	153,640
4.10%, 03/15/44		75	63,105
4.90%, 03/15/55		40	35,972
Danaos Corp., 6.88%, 10/15/32(b)		159	164,222
Norfolk Southern Corp.
2.90%, 06/15/26		25	24,910
4.45%, 03/01/33		50	49,693
4.84%, 10/01/41		150	141,503
2.90%, 08/25/51		180	113,627
Union Pacific Corp.
2.40%, 02/05/30		625	586,489
2.80%, 02/14/32		20	18,409
4.50%, 01/20/33		75	75,606
4.05%, 03/01/46		131	106,743
3.84%, 03/20/60		44	31,901
			3,154,933
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46		410	382,230
Avantor Funding, Inc., 4.63%, 07/15/28(b)		106	105,184
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		181	188,693
Baxter International, Inc.
3.95%, 04/01/30		100	97,681
2.54%, 02/01/32		80	69,908
Boston Scientific Corp., 2.65%, 06/01/30		25	23,505
Insulet Corp., 6.50%, 04/01/33(b)		120	124,884
Medline Borrower LP, 3.88%, 04/01/29(b)		100	97,772
Revvity, Inc., 3.30%, 09/15/29		50	48,279
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		90	90,743
5.35%, 12/01/28		70	72,421
			1,301,300
Health Care Providers & Services — 0.8%
Adventist Health System, 5.43%, 03/01/32(d)		50	51,175
Allina Health System, Series 2019, 3.89%, 04/15/49		50	38,257
Banner Health, 2.34%, 01/01/30		50	46,661
Baylor Scott & White Holdings
4.19%, 11/15/45		50	42,302
Series 2021, 2.84%, 11/15/50		225	142,788
Centene Corp.
4.25%, 12/15/27		100	99,405

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Centene Corp. (continued)
4.63%, 12/15/29	USD	310	$ 302,188
3.38%, 02/15/30		149	137,457
CHS/Community Health Systems, Inc., 10.88%, 01/15/32(b)(d)		90	96,888
Cigna Group
4.38%, 10/15/28		115	115,945
5.00%, 05/15/29		100	102,712
4.80%, 08/15/38		50	47,635
3.20%, 03/15/40		162	126,874
4.90%, 12/15/48		145	128,561
CommonSpirit Health
3.91%, 10/01/50		50	37,187
6.46%, 11/01/52		35	37,644
DaVita, Inc., 6.88%, 09/01/32(b)		71	73,133
Dignity Health, 4.50%, 11/01/42(d)		50	43,540
Elevance Health, Inc.
3.65%, 12/01/27		129	128,405
4.10%, 03/01/28		150	150,344
4.65%, 01/15/43		200	178,089
4.38%, 12/01/47		268	221,099
5.70%, 02/15/55		75	73,158
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR	100	126,398
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(d)	USD	90	91,561
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	36,122
HCA, Inc.
5.00%, 03/01/28		175	178,302
5.45%, 04/01/31		466	484,480
2.38%, 07/15/31		199	178,227
3.63%, 03/15/32		110	103,792
7.50%, 11/06/33		88	100,760
5.60%, 04/01/34		200	207,720
5.13%, 06/15/39		80	77,208
5.50%, 06/15/47		115	108,531
4.63%, 03/15/52		595	485,630
6.00%, 04/01/54		255	252,975
6.20%, 03/01/55		200	203,576
6.10%, 04/01/64		442	438,779
Humana, Inc.
1.35%, 02/03/27		35	34,084
4.88%, 04/01/30		270	272,097
5.38%, 04/15/31		50	51,213
5.88%, 03/01/33		50	51,760
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	47,612
4.15%, 05/01/47		50	41,484
Series 2021, 3.00%, 06/01/51		275	180,052
Laboratory Corp. of America Holdings
2.95%, 12/01/29		65	62,112
4.80%, 10/01/34		510	503,576
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32(c)	EUR	100	120,262
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	USD	40	26,362
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	37,062
MPH Acquisition Holdings LLC, (6.50% Cash and 5.00% PIK), 11.50%, 12/31/30(b)(f)		106	110,854
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	30,015
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	63,221
Novant Health, Inc., 2.64%, 11/01/36		50	40,005
Security		Par (000)	Value
Health Care Providers & Services (continued)
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	USD	50	$ 38,836
Quest Diagnostics, Inc.
4.60%, 12/15/27		650	657,389
4.63%, 12/15/29		710	721,920
Select Medical Corp., 6.25%, 12/01/32(b)(d)		15	14,557
Sharp HealthCare, Series 20B, 2.68%, 08/01/50		100	61,643
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		78	82,073
Sutter Health, 5.55%, 08/15/53(d)		100	100,128
Tenet Healthcare Corp., 4.63%, 06/15/28		180	179,498
UnitedHealth Group, Inc.
4.40%, 06/15/28		133	134,399
5.35%, 02/15/33		223	231,768
6.88%, 02/15/38		100	114,500
4.38%, 03/15/42		100	87,478
4.25%, 03/15/43		290	247,086
4.25%, 06/15/48		282	229,611
5.88%, 02/15/53		180	180,867
5.63%, 07/15/54		125	121,717
Universal Health Services, Inc.
4.63%, 10/15/29		50	50,301
5.05%, 10/15/34		330	323,563
			10,744,613
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	40,356
5.50%, 10/01/35		105	106,772
4.00%, 02/01/50		200	151,466
Diversified Healthcare Trust
4.75%, 02/15/28(d)		87	83,971
7.25%, 10/15/30(b)		17	17,509
4.38%, 03/01/31		102	91,010
Healthcare Realty Holdings LP, 3.75%, 07/01/27		25	24,857
Healthpeak OP LLC, 3.00%, 01/15/30		385	365,378
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		94	91,908
4.63%, 08/01/29		110	94,311
7.00%, 02/15/32(c)	EUR	100	123,912
Omega Healthcare Investors, Inc.
5.20%, 07/01/30	USD	379	385,367
3.38%, 02/01/31		170	159,050
Ventas Realty LP
3.00%, 01/15/30		145	138,007
5.10%, 07/15/32		200	205,850
5.00%, 01/15/35		315	314,572
Welltower OP LLC
4.50%, 07/01/30		410	414,110
3.85%, 06/15/32		20	19,321
5.13%, 07/01/35		250	253,849
			3,081,576
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)(d)		100	95,413
Darden Restaurants, Inc.
4.35%, 10/15/27		205	206,085
4.55%, 10/15/29		185	186,795
6.30%, 10/10/33		270	293,557
Essendi SA, 5.63%, 05/15/32(c)	EUR	100	121,939
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)(d)	USD	100	94,567
Fortune Star BVI Ltd., 5.88%, 11/20/30(c)	EUR	255	299,241
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	USD	87	$ 89,914
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(b)		67	69,206
Hyatt Hotels Corp.
5.75%, 01/30/27		200	203,109
5.38%, 12/15/31		990	1,020,064
5.75%, 03/30/32		35	36,678
Las Vegas Sands Corp.
3.90%, 08/08/29		85	82,834
6.00%, 08/15/29		75	78,193
6.20%, 08/15/34		45	46,809
Marriott International, Inc.
5.45%, 09/15/26		100	100,800
5.55%, 10/15/28		220	228,457
5.30%, 05/15/34		330	338,319
5.35%, 03/15/35		440	451,113
Series GG, 3.50%, 10/15/32		25	23,329
Series HH, 2.85%, 04/15/31		400	371,218
McDonald’s Corp.
3.80%, 04/01/28		50	49,985
3.63%, 09/01/49		270	199,162
5.15%, 09/09/52		40	37,245
Melco Resorts Finance Ltd.(c)
5.75%, 07/21/28		200	199,774
5.38%, 12/04/29		200	197,840
MGM China Holdings Ltd., 7.13%, 06/26/31(c)		250	264,687
Starbucks Corp.
2.25%, 03/12/30		75	69,351
4.80%, 02/15/33		275	278,066
5.00%, 02/15/34		25	25,480
Wynn Macau Ltd.
5.63%, 08/26/28(c)		200	199,638
6.75%, 02/15/34(b)		35	35,481
			5,994,349
Household Durables — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 04/01/30		52	49,204
6.88%, 08/01/33(d)		18	18,161
Beazer Homes USA, Inc., 7.25%, 10/15/29(d)		93	94,126
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		51	49,385
Century Communities, Inc., 6.63%, 09/15/33(b)		3	3,038
Forestar Group, Inc., 5.00%, 03/01/28(b)		49	48,964
Installed Building Products, Inc., 5.63%, 02/01/34(b)		23	23,132
Lennar Corp., 4.75%, 11/29/27		10	10,093
LGI Homes, Inc.(b)(d)
8.75%, 12/15/28		45	46,896
7.00%, 11/15/32		54	52,667
Mattamy Group Corp., 4.63%, 03/01/30(b)		51	49,799
NVR, Inc., 3.00%, 05/15/30		1,150	1,092,345
PulteGroup, Inc., 5.50%, 03/01/26		50	50,051
Sekisui House U.S., Inc., 3.97%, 08/06/61		15	9,969
Somnigroup International, Inc., 4.00%, 04/15/29(b)		57	55,299
STL Holding Co. LLC, 8.75%, 02/15/29(b)		44	46,270
Whirlpool Corp.
4.75%, 02/26/29		180	177,723
Security		Par (000)	Value
Household Durables (continued)
Whirlpool Corp. (continued)
4.50%, 06/01/46	USD	29	$ 21,037
4.60%, 05/15/50		29	21,004
			1,919,163
Household Products — 0.0%
Kimberly-Clark Corp., 6.63%, 08/01/37		55	63,191
Independent Power and Renewable Electricity Producers — 0.1%
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(b)(d)(h)		227	226,450
India Green Power Holdings, 4.00%, 02/22/27(c)		217	212,431
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		400	399,200
			838,081
Industrial Conglomerates — 0.1%
3M Co., 3.38%, 03/01/29		100	98,105
Axon Enterprise, Inc., 6.13%, 03/15/30(b)		60	61,677
Eaton Corp., 4.00%, 11/02/32		250	244,803
Enpro, Inc., 6.13%, 06/01/33(b)		28	28,792
Entegris, Inc., 4.75%, 04/15/29(b)(d)		100	99,924
Maxam Prill SARL, 6.00%, 07/15/30(c)	EUR	100	123,053
Parker-Hannifin Corp., 4.10%, 03/01/47	USD	75	61,567
Textron, Inc., 3.00%, 06/01/30		55	52,114
			770,035
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)		29	29,731
Aflac, Inc., 4.75%, 01/15/49		10	8,786
Alleghany Corp., 3.63%, 05/15/30		75	73,434
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/32(b)		100	103,522
Allstate Corp.
5.05%, 06/24/29		225	231,987
5.25%, 03/30/33		200	206,909
5.55%, 05/09/35		100	104,591
American International Group, Inc.
4.85%, 05/07/30		250	256,058
5.13%, 03/27/33		40	40,960
American National Group, Inc., (5-year CMT + 3.18%), 7.00%, 12/01/55(a)		50	50,495
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		85	63,690
Aon North America, Inc., 5.45%, 03/01/34		400	415,460
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR	100	121,788
Arthur J Gallagher & Co.
3.50%, 05/20/51	USD	70	48,434
3.05%, 03/09/52		35	22,008
5.75%, 07/15/54		200	196,163
Assurant, Inc.
5.55%, 02/15/36		165	167,360
(3-mo. SOFR US + 4.40%), 7.00%, 03/27/48(a)		64	65,895
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		186	195,202
Athene Holding Ltd., 3.95%, 05/25/51		5	3,500
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		96	98,719
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		140	128,794
4.25%, 01/15/49		257	213,758
3.85%, 03/15/52		160	122,129
Brighthouse Financial, Inc., 3.85%, 12/22/51		20	12,115

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Brown & Brown, Inc.
5.65%, 06/11/34	USD	100	$ 102,989
4.95%, 03/17/52		290	251,834
CNA Financial Corp., 5.20%, 08/15/35		250	250,646
Corebridge Financial, Inc.
3.90%, 04/05/32		20	19,049
5.75%, 01/15/34		75	78,350
4.35%, 04/05/42		180	153,944
Equitable Holdings, Inc., 5.00%, 04/20/48		160	143,915
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50		330	229,788
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		110	115,126
6.10%, 03/15/55		262	264,051
Fidelity National Financial, Inc.
2.45%, 03/15/31		250	223,589
3.20%, 09/17/51		100	63,785
Lincoln National Corp.
3.80%, 03/01/28		100	99,455
3.40%, 01/15/31		230	218,325
Loews Corp., 3.75%, 04/01/26		75	74,978
Manulife Financial Corp.
2.48%, 05/19/27		20	19,653
(5-year USD SOFR ICE Swap + 1.65%), 4.06%, 02/24/32(a)		75	74,838
Markel Group, Inc., 6.00%, 05/16/54		205	207,310
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27		79	79,865
4.38%, 03/15/29		100	100,985
2.38%, 12/15/31		80	71,799
4.90%, 03/15/49		400	362,080
5.70%, 09/15/53		125	125,558
5.40%, 03/15/55		100	96,531
MetLife, Inc.
5.38%, 07/15/33		25	26,220
5.30%, 12/15/34		50	51,833
4.05%, 03/01/45		310	256,171
Old Republic International Corp., 3.88%, 08/26/26		75	74,944
Principal Financial Group, Inc.
5.38%, 03/15/33		29	30,060
5.50%, 03/15/53		90	86,921
Progressive Corp., 3.70%, 03/15/52		150	111,916
Prudential Financial, Inc.
3.94%, 12/07/49		175	135,269
3.70%, 03/13/51		170	125,340
Prudential Funding Asia PLC, 3.13%, 04/14/30		120	114,835
Reinsurance Group of America, Inc., 5.75%, 09/15/34		200	207,996
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		775	809,764
Travelers Cos., Inc.
6.25%, 06/15/37		55	60,940
4.60%, 08/01/43		45	40,755
5.45%, 05/25/53		20	19,623
Unum Group
4.50%, 12/15/49		40	32,488
4.13%, 06/15/51		110	83,238
Willis North America, Inc.
5.35%, 05/15/33		760	781,659
5.90%, 03/05/54		520	521,526
			9,981,429
Security		Par (000)	Value
Interactive Media & Services — 0.6%
Alphabet, Inc.
4.10%, 11/15/30	USD	490	$ 490,394
4.50%, 05/15/35		1,268	1,254,704
1.90%, 08/15/40		220	148,078
5.25%, 05/15/55		1,460	1,391,047
5.45%, 11/15/55		211	205,788
2.25%, 08/15/60		35	17,840
5.70%, 11/15/75		540	530,168
Beignet Investor LLC, 6.58%, 05/30/49(b)		1,209	1,258,831
Meta Platforms, Inc.
4.55%, 08/15/31		500	506,573
4.60%, 11/15/32		115	115,288
4.95%, 05/15/33		215	218,987
4.88%, 11/15/35		53	52,425
4.45%, 08/15/52		139	111,572
5.60%, 05/15/53		150	142,296
5.40%, 08/15/54		370	340,990
5.63%, 11/15/55		185	176,024
4.65%, 08/15/62		272	216,943
Netflix, Inc.
5.88%, 11/15/28		75	78,672
5.40%, 08/15/54		50	47,830
Snap, Inc., 6.88%, 03/01/33(b)(d)		139	142,636
			7,447,086
Internet Software & Services — 0.5%
Amazon.com, Inc.
3.45%, 04/13/29		181	179,168
3.60%, 04/13/32		120	116,092
4.65%, 11/20/35		640	633,712
4.95%, 12/05/44		139	132,941
4.05%, 08/22/47		340	277,866
3.95%, 04/13/52		379	295,479
4.25%, 08/22/57		162	129,325
5.55%, 11/20/65		291	282,339
AppLovin Corp.
5.13%, 12/01/29		180	184,638
5.38%, 12/01/31		606	626,359
5.50%, 12/01/34		190	194,522
5.95%, 12/01/54		469	463,848
Booking Holdings, Inc., 3.55%, 03/15/28		20	19,841
eBay, Inc., 2.70%, 03/11/30		325	305,650
Expedia Group, Inc.
4.63%, 08/01/27		60	60,425
3.80%, 02/15/28		25	24,882
Getty Images, Inc.(b)
11.25%, 02/21/30(d)		12	10,741
10.50%, 11/15/30		23	23,289
GrubHub Holdings, Inc., (6.00% Cash and 7.00% PIK), 13.00%, 07/31/30(b)(d)(f)		103	84,289
Match Group Holdings II LLC(b)
5.63%, 02/15/29		41	40,997
6.13%, 09/15/33		82	82,305
Rakuten Group, Inc.
11.25%, 02/15/27(b)		131	139,549
9.75%, 04/15/29(c)		400	448,142
9.75%, 04/15/29(b)		116	129,961
Uber Technologies, Inc., 5.35%, 09/15/54(d)		55	52,333
VeriSign, Inc.
2.70%, 06/15/31		1,010	918,959
5.25%, 06/01/32		135	138,394
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Wayfair LLC(b)
7.25%, 10/31/29	USD	126	$ 131,744
7.75%, 09/15/30		87	92,491
ZipRecruiter, Inc., 5.00%, 01/15/30(b)		44	30,530
			6,250,811
IT Services — 0.5%
Accenture Capital, Inc., 4.50%, 10/04/34		120	118,019
Atos SE, 9.73%, 12/18/29(c)(m)	EUR	100	134,775
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	USD	20	19,012
2.60%, 05/01/31		400	363,387
CACI International, Inc., 6.38%, 06/15/33(b)		135	140,067
CGI, Inc., 1.45%, 09/14/26		25	24,609
CoreWeave, Inc.(b)
9.25%, 06/01/30(d)		303	298,273
9.00%, 02/01/31		124	120,560
Fair Isaac Corp., 6.00%, 05/15/33(b)		59	60,117
Fidelity National Information Services, Inc.
1.15%, 03/01/26		35	34,923
1.65%, 03/01/28		25	23,796
Fiserv, Inc.
5.38%, 08/21/28		364	373,763
3.50%, 07/01/29		25	24,295
2.65%, 06/01/30		220	203,213
5.63%, 08/21/33		40	41,098
Gartner, Inc.(b)
4.50%, 07/01/28		135	134,667
3.63%, 06/15/29		143	138,075
3.75%, 10/01/30		116	109,968
IBM International Capital Pte. Ltd.
5.25%, 02/05/44		100	96,257
5.30%, 02/05/54		100	92,816
International Business Machines Corp.
2.20%, 02/09/27		815	802,333
4.65%, 02/10/28		100	101,488
5.88%, 11/29/32		40	43,152
4.25%, 05/15/49		335	270,453
5.10%, 02/06/53		330	300,357
Kyndryl Holdings, Inc., 2.05%, 10/15/26		25	24,647
Oracle Corp.
5.20%, 09/26/35		135	128,654
5.95%, 09/26/55		912	804,178
6.10%, 09/26/65		718	625,544
Prime Investment Partners Ltd., 11.00%, 05/01/30(h)		139	144,554
			5,797,050
Leisure Products — 0.1%
Acushnet Co., 5.63%, 12/01/33(b)		39	39,367
Amer Sports Co., 6.75%, 02/16/31(b)		127	132,051
Carnival Corp., 5.75%, 08/01/32(b)		305	313,242
Deuce Finco PLC, 7.00%, 11/20/31(c)	GBP	100	138,860
Dometic Group AB, 5.00%, 09/11/30(c)	EUR	100	119,858
Hasbro, Inc.
3.50%, 09/15/27	USD	20	19,855
3.90%, 11/19/29		50	49,346
Life Time, Inc., 6.00%, 11/15/31(b)		89	91,251
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		23	24,010
Patrick Industries, Inc., 6.38%, 11/01/32(b)		117	119,747
Security		Par (000)	Value
Leisure Products (continued)
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36	USD	145	$ 145,303
Viking Cruises Ltd., 5.88%, 10/15/33(b)		48	48,662
			1,241,552
Machinery — 0.3%
CNH Industrial Capital LLC
4.55%, 04/10/28		20	20,164
5.50%, 01/12/29		75	77,632
Columbus McKinnon Corp., 7.13%, 02/01/33(b)		2	2,010
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)		32	31,898
Flowserve Corp., 2.80%, 01/15/32		730	655,602
IDEX Corp.
3.00%, 05/01/30		380	359,650
2.63%, 06/15/31		585	533,843
John Deere Capital Corp.
2.35%, 03/08/27		100	98,576
4.75%, 01/20/28(d)		50	51,025
2.00%, 06/17/31		145	129,668
5.10%, 04/11/34		75	77,268
5.05%, 06/12/34		75	77,115
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		68	73,855
nVent Finance SARL, 5.65%, 05/15/33		280	291,963
Otis Worldwide Corp., 2.57%, 02/15/30		85	79,637
Regal Rexnord Corp., 6.40%, 04/15/33		75	80,147
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	100,318
2.30%, 03/15/30		65	59,795
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28		190	192,510
5.61%, 03/11/34		340	355,599
Xylem, Inc., 3.25%, 11/01/26		50	49,736
			3,398,011
Media — 0.6%
AMC Networks, Inc.
10.25%, 01/15/29(b)		122	127,209
4.25%, 02/15/29(d)		60	52,429
4.25%, 02/15/29(l)		46	42,550
10.50%, 07/15/32(b)(d)		38	40,971
CCO Holdings LLC / CCO Holdings Capital Corp.(b)
7.00%, 02/01/33		78	78,753
7.38%, 02/01/36		98	98,117
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		28	27,689
6.38%, 09/01/29(b)		17	17,163
4.50%, 08/15/30(b)(d)		100	93,984
7.38%, 03/01/31(b)(d)		206	211,895
4.75%, 02/01/32(b)(d)		6	5,480
4.50%, 05/01/32		133	119,353
4.25%, 01/15/34(b)(d)		262	221,309
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32		50	43,003
6.38%, 10/23/35		125	129,197
5.38%, 04/01/38		280	255,354
6.48%, 10/23/45		150	141,177
4.80%, 03/01/50		19	14,398
3.90%, 06/01/52		455	297,106
3.85%, 04/01/61		403	242,534
4.40%, 12/01/61		166	109,498
5.50%, 04/01/63		100	79,086

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Comcast Corp.
3.15%, 02/15/28	USD	100	$ 98,549
4.15%, 10/15/28		525	527,810
4.65%, 02/15/33		50	49,958
3.75%, 04/01/40		175	143,794
2.45%, 08/15/52		95	50,453
6.05%, 05/15/55		111	109,956
2.94%, 11/01/56		445	250,817
4.95%, 10/15/58		225	186,668
2.99%, 11/01/63		30	16,237
CSC Holdings LLC(b)
5.50%, 04/15/27		87	76,790
11.25%, 05/15/28		203	162,702
Directv Financing LLC, 8.88%, 02/01/30(b)		23	23,288
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		33	33,161
10.00%, 02/15/31		157	161,724
Discovery Communications LLC
3.95%, 03/20/28		1,000	982,500
5.00%, 09/20/37		56	43,259
6.35%, 06/01/40		100	82,531
DISH DBS Corp.
7.38%, 07/01/28		93	89,334
5.75%, 12/01/28(b)		90	87,095
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	316,149
3.45%, 03/01/32		357	331,940
Fox Corp.
6.50%, 10/13/33		250	274,785
5.58%, 01/25/49		70	67,030
Gray Media, Inc., 9.63%, 07/15/32(b)		13	13,402
iHeartCommunications, Inc., 10.88%, 05/01/30(b)		87	72,134
Nexstar Media, Inc., 4.75%, 11/01/28(b)(d)		86	85,481
Paramount Global
3.38%, 02/15/28		54	52,462
4.60%, 01/15/45		33	22,603
(3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(a)		101	91,784
Sinclair Television Group, Inc.(b)
5.50%, 03/01/30		59	52,001
4.38%, 12/31/32(d)		80	63,100
8.13%, 02/15/33		56	57,928
Sirius XM Radio LLC, 4.13%, 07/01/30(b)(d)		100	94,302
Sunrise FinCo I BV, 4.63%, 05/15/32(c)	EUR	100	119,917
Time Warner Cable LLC, 4.50%, 09/15/42	USD	115	88,681
Univision Communications, Inc., 8.50%, 07/31/31(b)(d)		100	104,286
Versant Media Group, Inc., 7.25%, 01/30/31(b)		22	22,545
VZ Secured Financing BV, 5.25%, 01/15/33(c)	EUR	100	115,036
Walt Disney Co.
3.50%, 05/13/40	USD	100	83,267
3.80%, 05/13/60		250	183,069
			7,936,783
Metals & Mining — 0.5%
ArcelorMittal SA, 6.80%, 11/29/32		50	56,002
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		205	208,440
5.00%, 02/21/30		520	535,640
5.25%, 09/08/30		220	228,851
4.90%, 02/28/33		65	66,137
5.25%, 09/08/33		50	51,734
Security		Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
5.00%, 09/30/43	USD	200	$ 190,451
5.50%, 09/08/53		25	24,769
Century Aluminum Co., 6.88%, 08/01/32(b)		81	83,881
Champion Iron Canada, Inc., 7.88%, 07/15/32(b)		56	59,904
Cleveland-Cliffs, Inc.(b)
7.38%, 05/01/33(d)		100	104,354
7.63%, 01/15/34		63	65,982
Commercial Metals Co.(b)
5.75%, 11/15/33		39	39,651
6.00%, 12/15/35		74	75,606
Eldorado Gold Corp., 6.25%, 09/01/29(b)		78	78,452
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		78	81,803
8.00%, 03/01/33		114	122,160
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(b)		130	135,385
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	48,725
Glencore Funding LLC(b)
2.50%, 09/01/30		26	23,927
2.85%, 04/27/31		139	128,727
5.70%, 05/08/33(d)		58	61,155
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)		116	120,423
Kaiser Aluminum Corp., 5.88%, 03/01/34(b)		13	13,097
Mineral Resources Ltd.(b)
9.25%, 10/01/28		45	47,268
8.50%, 05/01/30(d)		115	119,213
7.00%, 04/01/31		126	132,420
New Gold, Inc., 6.88%, 04/01/32(b)		75	79,682
Novelis Corp., 6.88%, 01/30/30(b)		55	57,005
Perenti Finance Pty. Ltd., 7.50%, 04/26/29(b)		76	78,914
Reliance, Inc., 2.15%, 08/15/30		700	636,773
Rio Tinto Finance USA PLC
5.25%, 03/14/35		485	498,622
4.75%, 03/22/42		150	139,916
Samarco Mineracao SA(f)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(c)		164	164,715
(9.00% PIK), 9.50%, 06/30/31(b)		11	11,054
Southern Copper Corp.
5.25%, 11/08/42		310	301,088
5.88%, 04/23/45		460	477,595
Steel Dynamics, Inc.
3.45%, 04/15/30		55	53,193
5.25%, 05/15/35		65	66,013
3.25%, 10/15/50		108	72,954
Taseko Mines Ltd., 8.25%, 05/01/30(b)		97	102,960
Vale Overseas Ltd., 6.40%, 06/28/54		66	67,815
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(c)		220	235,125
			5,947,581
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29		64	63,766
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29		117	125,415
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30		85	85,909
Starwood Property Trust, Inc.
7.25%, 04/01/29		97	102,298
6.00%, 04/15/30		40	41,114
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc. (continued)
6.50%, 07/01/30	USD	39	$ 40,613
6.50%, 10/15/30		49	51,031
			510,146
Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.(b)
9.38%, 06/01/28		164	169,577
9.50%, 06/01/30(d)		145	155,405
Atmos Energy Corp.
5.90%, 11/15/33		125	135,095
4.13%, 10/15/44		30	25,318
6.20%, 11/15/53		30	32,381
5.45%, 01/15/56		45	43,477
CenterPoint Energy Resources Corp., 5.25%, 03/01/28		25	25,626
EP Infrastructure AS(c)
4.13%, 02/27/33	EUR	200	236,686
4.38%, 01/29/34		200	237,926
National Fuel Gas Co., 5.95%, 03/15/35	USD	270	282,985
NiSource, Inc.
5.40%, 06/30/33		10	10,334
5.35%, 04/01/34		70	72,127
5.00%, 06/15/52		45	39,596
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	48,957
5.40%, 06/15/33		90	93,376
Southern California Gas Co.
6.35%, 11/15/52		15	16,120
5.75%, 06/01/53		90	89,555
Southern Co. Gas Capital Corp.
5.75%, 09/15/33		75	79,314
4.95%, 09/15/34		30	30,021
5.88%, 03/15/41		20	20,674
Series 2020-A, 1.75%, 01/15/31		50	44,215
Southwest Gas Corp.
3.70%, 04/01/28		130	129,102
4.05%, 03/15/32		150	145,085
			2,162,952
Office REITs — 0.0%
Boston Properties LP
3.40%, 06/21/29		75	72,841
2.90%, 03/15/30		365	342,754
2.45%, 10/01/33		25	20,673
Cousins Properties LP, 5.25%, 07/15/30		170	174,438
			610,706
Oil, Gas & Consumable Fuels — 3.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		56	58,929
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 07/01/34(b)		43	43,434
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 10/15/33(b)		31	31,338
Antero Resources Corp.(b)
7.63%, 02/01/29		153	155,318
5.38%, 03/01/30		1,152	1,168,375
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)		127	128,587
Boardwalk Pipelines LP
5.95%, 06/01/26		50	50,090
4.80%, 05/03/29		25	25,364
BP Capital Markets America, Inc.
4.81%, 02/13/33		50	50,549
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
5.23%, 11/17/34	USD	150	$ 154,629
3.06%, 06/17/41		80	60,965
2.77%, 11/10/50		257	159,301
California Resources Corp.(b)
8.25%, 06/15/29(d)		197	207,201
7.00%, 01/15/34		91	91,790
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/31(b)		44	45,375
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		105	108,176
Cameron LNG LLC(b)
3.30%, 01/15/35		522	457,936
3.40%, 01/15/38		62	54,144
Canadian Natural Resources Ltd.
5.40%, 12/15/34		55	55,973
6.25%, 03/15/38		180	190,556
4.95%, 06/01/47		30	26,502
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	143,099
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	USD	120	117,409
2.74%, 12/31/39		654	559,985
Cheniere Energy Partners LP
4.00%, 03/01/31		56	54,528
5.75%, 08/15/34		369	384,633
Cheniere Energy, Inc.
4.63%, 10/15/28		10	10,000
5.65%, 04/15/34		1,754	1,818,524
Chevron Corp., 2.95%, 05/16/26		25	24,940
Chevron USA, Inc.
4.69%, 04/15/30		25	25,559
4.98%, 04/15/35		1,330	1,357,348
2.34%, 08/12/50		40	23,370
Chord Energy Corp.(b)
6.00%, 10/01/30		46	46,897
6.75%, 03/15/33		72	74,640
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		73	70,924
CNX Resources Corp.(b)
6.00%, 01/15/29		53	53,307
7.38%, 01/15/31		66	68,355
7.25%, 03/01/32		252	263,648
ConocoPhillips, 5.90%, 05/15/38		50	53,311
ConocoPhillips Co.
5.90%, 10/15/32		125	135,293
3.80%, 03/15/52		5	3,699
4.03%, 03/15/62		85	61,895
Continental Resources, Inc., 4.90%, 06/01/44		5	4,046
Coterra Energy, Inc.
3.90%, 05/15/27		25	24,944
5.60%, 03/15/34		270	279,171
5.40%, 02/15/35		105	106,873
Crescent Energy Finance LLC, 7.38%, 01/15/33(b)		11	10,646
CVR Energy, Inc.(b)
8.50%, 01/15/29		82	85,464
7.50%, 02/15/31(g)		62	61,870
7.88%, 02/15/34(g)		90	89,270
DCP Midstream Operating LP, 5.13%, 05/15/29		25	25,593
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
8.63%, 03/15/29		215	224,852
7.38%, 06/30/33		35	35,991
Devon Energy Corp.
5.20%, 09/15/34(d)		120	120,992

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. (continued)
5.60%, 07/15/41	USD	100	$ 98,561
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		52	55,293
Diamondback Energy, Inc.
3.25%, 12/01/26		948	942,576
3.50%, 12/01/29		1,577	1,531,803
3.13%, 03/24/31		887	831,089
6.25%, 03/15/33		80	86,309
4.40%, 03/24/51(d)		18	14,569
5.75%, 04/18/54		125	119,426
5.90%, 04/18/64		75	71,639
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35		186	196,489
Ecopetrol SA
7.75%, 02/01/32		113	115,896
8.88%, 01/13/33		3	3,217
Enbridge, Inc.
4.25%, 12/01/26		215	215,348
3.70%, 07/15/27		206	205,155
6.00%, 11/15/28		50	52,518
5.50%, 12/01/46		20	19,634
5.95%, 04/05/54		175	176,961
(5-year CMT + 3.12%), 7.38%, 03/15/55(a)		25	26,554
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)(c)		21	22,154
Energy Transfer LP
5.50%, 06/01/27		475	482,212
4.95%, 05/15/28		103	104,667
5.20%, 04/01/30		205	211,523
3.75%, 05/15/30		150	146,162
5.60%, 09/01/34		330	339,756
7.50%, 07/01/38		50	58,012
6.05%, 06/01/41		164	166,519
5.40%, 10/01/47		260	235,899
5.95%, 05/15/54		305	290,792
(5-year CMT + 2.48%), 6.75%, 02/15/56(a)		43	43,306
(5-year CMT + 2.68%), 6.50%, 02/15/56(a)		43	43,002
(5-year CMT + 2.83%), 7.13%, 10/01/54(a)		46	47,534
Enterprise Products Operating LLC
4.15%, 10/16/28		100	100,661
6.45%, 09/01/40		200	221,298
5.70%, 02/15/42		171	173,653
EOG Resources, Inc., 5.65%, 12/01/54		60	58,959
EQT Corp.
3.13%, 05/15/26(b)		253	252,197
6.50%, 07/01/27		454	463,626
3.90%, 10/01/27		601	598,716
5.70%, 04/01/28		553	570,431
4.50%, 01/15/29		857	860,728
5.00%, 01/15/29		444	451,826
6.38%, 04/01/29		885	915,822
7.00%, 02/01/30		1,128	1,224,875
7.50%, 06/01/30		1,759	1,936,002
4.75%, 01/15/31		3,424	3,439,459
3.63%, 05/15/31(b)		1,209	1,143,137
Equinor ASA, 3.70%, 04/06/50		55	41,672
Expand Energy Corp.
5.38%, 02/01/29		452	452,272
5.88%, 02/01/29(b)		99	99,005
6.75%, 04/15/29(b)		382	384,036
5.38%, 03/15/30		241	245,288
4.75%, 02/01/32		555	549,921
5.70%, 01/15/35		1,363	1,409,432
Exxon Mobil Corp., 3.45%, 04/15/51		115	82,501
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	USD	74	$ 77,143
8.88%, 04/15/30		11	11,577
7.88%, 05/15/32		177	184,702
8.00%, 05/15/33		43	44,877
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)(d)		48	50,594
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		122	125,817
Hess Corp., 5.60%, 02/15/41		150	155,188
HF Sinclair Corp., 5.00%, 02/01/28		25	24,996
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(b)		100	103,823
Ithaca Energy North Sea PLC
8.13%, 10/15/29(b)		203	211,589
5.50%, 10/01/31(c)	EUR	100	119,831
Karoon USA Finance, Inc., 10.50%, 05/14/29(b)	USD	44	45,351
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		200	229,903
5.80%, 03/15/35		50	52,687
6.95%, 01/15/38		115	130,459
7.50%, 11/15/40		50	58,973
4.70%, 11/01/42		100	89,487
Kinder Morgan, Inc.
7.80%, 08/01/31		195	226,008
5.95%, 08/01/54(d)		370	371,848
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		112	116,306
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(c)		200	200,596
MPLX LP
4.25%, 12/01/27		25	25,070
4.00%, 03/15/28		276	275,862
4.80%, 02/15/31		345	348,740
4.95%, 09/01/32		50	50,369
5.00%, 01/15/33		50	50,123
5.00%, 03/01/33		170	170,549
5.20%, 12/01/47		125	111,724
4.70%, 04/15/48		400	332,529
4.95%, 03/14/52		101	85,197
5.95%, 04/01/55		310	300,338
Murphy Oil Corp., 6.50%, 02/15/34		39	38,859
Nabors Industries, Inc.(b)
9.13%, 01/31/30		45	47,521
8.88%, 08/15/31		36	36,606
7.63%, 11/15/32		45	45,842
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		82	85,094
8.38%, 02/15/32		121	126,646
NGPL PipeCo LLC, 3.25%, 07/15/31(b)		591	544,616
Noble Finance II LLC, 8.00%, 04/15/30(b)		152	158,453
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)(d)		22	22,212
Occidental Petroleum Corp.
6.63%, 09/01/30		125	134,404
6.45%, 09/15/36		95	101,335
4.20%, 03/15/48		190	142,219
ONEOK, Inc.
4.85%, 07/15/26		50	50,123
5.55%, 11/01/26		200	202,085
4.55%, 07/15/28		40	40,354
5.65%, 11/01/28		270	280,405
3.40%, 09/01/29		90	87,482
4.40%, 10/15/29		75	75,195
6.35%, 01/15/31		300	321,745
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
6.10%, 11/15/32	USD	90	$ 96,263
6.05%, 09/01/33		230	243,939
5.65%, 09/01/34		100	103,077
5.45%, 06/01/47		116	108,061
4.85%, 02/01/49		40	33,703
3.95%, 03/01/50		100	72,734
7.15%, 01/15/51		110	122,409
Ovintiv, Inc.
5.65%, 05/15/28		25	25,777
7.10%, 07/15/53		100	108,278
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		55	55,693
Permian Resources Operating LLC, 8.00%, 04/15/27(b)		46	46,418
Petroleos de Venezuela SA(c)(e)(n)
6.00%, 11/15/26		23	6,981
9.75%, 05/17/35		26	9,360
Petroleos Mexicanos
7.50%, 03/31/26(b)		409	409,511
8.75%, 06/02/29		10	10,740
6.84%, 01/23/30		70	71,540
5.95%, 01/28/31		95	92,568
6.70%, 02/16/32		10	9,982
6.38%, 01/23/45(d)		54	43,951
Phillips 66 Co.
4.95%, 12/01/27		125	127,109
3.15%, 12/15/29		75	72,214
5.65%, 06/15/54		50	47,022
Plains All American Pipeline LP, 5.95%, 06/15/35		410	427,512
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29		130	126,628
5.70%, 09/15/34		60	61,874
4.90%, 02/15/45		35	30,868
Puma International Financing SA, 7.75%, 04/25/29(c)		200	206,937
Sabine Pass Liquefaction LLC
4.20%, 03/15/28		65	65,131
4.50%, 05/15/30		706	709,648
5.90%, 09/15/37		265	278,035
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		19	19,904
Shell Finance U.S., Inc.
6.38%, 12/15/38(b)		175	195,359
4.00%, 05/10/46		75	60,795
3.00%, 11/26/51(b)		120	77,683
SM Energy Co.(b)
5.00%, 10/15/26		88	87,912
8.38%, 07/01/28		46	47,348
6.75%, 08/01/29		100	101,138
8.63%, 11/01/30		11	11,634
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27		25	25,264
5.58%, 10/01/34		50	50,432
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		100	97,642
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		100	103,667
Talos Production, Inc.(b)
9.00%, 02/01/29		112	116,698
9.38%, 02/01/31		117	123,944
Targa Resources Corp.
5.20%, 07/01/27		195	197,926
4.20%, 02/01/33		139	132,972
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. (continued)
6.13%, 03/15/33	USD	31	$ 33,124
6.50%, 03/30/34		130	142,169
5.50%, 02/15/35		270	276,593
6.25%, 07/01/52		140	141,683
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		20	20,026
4.88%, 02/01/31		472	476,404
TotalEnergies Capital International SA, 3.13%, 05/29/50		300	201,217
TotalEnergies Capital SA, 5.49%, 04/05/54		280	272,255
TransCanada PipeLines Ltd.
5.85%, 03/15/36		135	141,419
6.20%, 10/15/37		25	26,698
7.63%, 01/15/39		75	89,134
Transocean International Ltd., 8.25%, 05/15/29(b)(d)		47	47,887
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		36	37,161
Trident Energy Finance PLC, 12.50%, 11/30/29(c)		226	233,955
Valaris Ltd., 8.38%, 04/30/30(b)		195	203,757
Valero Energy Corp., 7.50%, 04/15/32		50	57,446
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		22	22,521
8.38%, 06/01/31(d)		152	155,468
9.88%, 02/01/32(d)		48	50,750
Venture Global Plaquemines LNG LLC(b)
6.13%, 12/15/30		100	102,930
6.75%, 01/15/36		30	31,448
Vermilion Energy, Inc., 7.25%, 02/15/33(b)		89	86,192
Viper Energy Partners LLC
4.90%, 08/01/30		315	318,960
5.70%, 08/01/35		316	321,707
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)		16	16,052
Western Midstream Operating LP
5.50%, 12/15/35		160	159,309
5.45%, 04/01/44		95	86,932
5.25%, 02/01/50		150	128,814
Williams Cos., Inc.
3.75%, 06/15/27		225	224,408
5.80%, 11/15/43		165	163,911
YPF SA, 9.50%, 01/17/31(b)		19	20,109
			48,863,872
Passenger Airlines — 0.0%
American Airlines Trust, Series 2025-1, Class B, 5.65%, 05/11/36		21	21,124
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		142	143,477
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		19	19,916
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)(d)		126	126,550
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		29	25,738
Latam Airlines Group SA, 7.63%, 01/07/31(b)		42	44,142
Southwest Airlines Co., 5.13%, 06/15/27		75	75,905
			456,852
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		50	39,504
Estee Lauder Cos., Inc., 2.38%, 12/01/29		100	93,849
Kenvue, Inc.
4.90%, 03/22/33		25	25,455

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Personal Care Products (continued)
Kenvue, Inc. (continued)
5.05%, 03/22/53	USD	150	$ 137,331
Procter & Gamble Co.
2.85%, 08/11/27		25	24,746
3.60%, 03/25/50		25	19,156
			340,041
Pharmaceuticals — 1.0%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		264	270,932
AbbVie, Inc.
3.20%, 11/21/29		157	152,315
4.55%, 03/15/35		100	98,353
4.05%, 11/21/39		100	89,005
4.40%, 11/06/42		203	180,568
4.88%, 11/14/48		100	90,708
4.25%, 11/21/49		380	312,985
5.40%, 03/15/54		300	290,964
5.50%, 03/15/64		75	72,634
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		144	151,628
Astrazeneca Finance LLC
1.75%, 05/28/28		130	124,229
4.85%, 02/26/29		175	179,562
AstraZeneca PLC, 6.45%, 09/15/37		170	192,435
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		192	199,599
Becton Dickinson & Co.
4.69%, 02/13/28		200	202,646
5.08%, 06/07/29		123	126,489
2.82%, 05/20/30		25	23,577
3.79%, 05/20/50		100	74,830
Bristol-Myers Squibb Co.
2.35%, 11/13/40		213	150,695
3.25%, 08/01/42		80	61,291
4.55%, 02/20/48		100	86,155
4.25%, 10/26/49		250	204,131
Cardinal Health, Inc.
5.45%, 02/15/34		123	127,833
5.35%, 11/15/34		380	390,580
5.75%, 11/15/54		90	89,664
Cencora, Inc.
4.85%, 12/15/29		540	552,386
2.70%, 03/15/31		310	285,834
5.13%, 02/15/34		245	250,826
5.15%, 02/15/35		80	81,645
CVS Health Corp.
1.30%, 08/21/27		100	95,897
4.30%, 03/25/28		200	200,655
5.00%, 01/30/29		111	113,414
5.00%, 09/15/32		180	182,977
5.45%, 09/15/35		540	549,436
2.70%, 08/21/40		91	64,729
5.13%, 07/20/45		200	179,656
5.05%, 03/25/48		275	241,837
5.88%, 06/01/53		100	96,508
Dolcetto Holdco SpA, 5.63%, 07/14/32(c)	EUR	100	120,579
Eli Lilly & Co.
4.90%, 02/12/32	USD	510	527,783
4.60%, 08/14/34		88	88,084
4.88%, 02/27/53		249	226,497
5.00%, 02/09/54		250	231,085
5.55%, 10/15/55		40	40,050
4.95%, 02/27/63		60	53,822
5.65%, 10/15/65		65	64,982
Security		Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38	USD	125	$ 140,013
Grifols SA, 7.50%, 05/01/30(c)	EUR	100	124,068
Gruenenthal GmbH, 4.63%, 11/15/31(c)		100	119,934
Harrow, Inc., 8.63%, 09/15/30(b)	USD	55	57,416
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 04/15/29(b)		93	99,989
Johnson & Johnson
5.00%, 03/01/35		50	51,885
3.63%, 03/03/37		25	22,604
5.95%, 08/15/37		70	77,530
3.40%, 01/15/38		125	109,432
3.75%, 03/03/47		123	98,728
2.45%, 09/01/60		16	8,769
Merck & Co., Inc.
1.70%, 06/10/27		500	487,796
4.75%, 12/04/35		803	796,130
4.15%, 05/18/43		80	68,721
5.50%, 03/15/46		118	117,379
5.00%, 05/17/53		50	45,686
2.90%, 12/10/61		40	23,153
5.15%, 05/17/63		240	218,163
Mylan, Inc., 4.55%, 04/15/28		25	25,070
Nidda Healthcare Holding GmbH, (3-mo. EURIBOR + 3.25%), 5.28%, 10/15/32(a)(c)	EUR	100	119,136
Novartis Capital Corp.
3.10%, 05/17/27	USD	25	24,809
4.40%, 05/06/44		90	79,914
2.75%, 08/14/50		25	15,969
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
5.13%, 04/30/31		87	79,009
6.75%, 05/15/34		38	37,133
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		200	189,687
5.34%, 05/19/63		135	125,571
Pfizer, Inc.
4.00%, 12/15/36		100	93,609
7.20%, 03/15/39		200	237,903
5.60%, 09/15/40		58	60,406
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		100	99,262
Viatris, Inc., 2.30%, 06/22/27		20	19,476
Wyeth LLC, 6.50%, 02/01/34		100	112,001
Zoetis, Inc.
3.90%, 08/20/28		295	294,956
5.60%, 11/16/32		55	58,312
			12,532,109
Real Estate Management & Development — 0.2%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(f)	EUR	78	102,981
Alstria Office AG, 5.50%, 03/20/31(c)		100	121,880
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(b)
5.75%, 01/15/29	USD	62	61,179
5.25%, 04/15/30		54	51,497
9.75%, 04/15/30		61	66,579
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 3.43%), 5.25%(a)(c)(i)	EUR	100	117,178
CBRE Services, Inc.
2.50%, 04/01/31	USD	40	36,212
5.95%, 08/15/34		285	303,315
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Citycon Treasury BV, 5.38%, 07/08/31(c)	EUR	100	$ 112,988
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	USD	54	57,551
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		92	95,620
GLP Pte Ltd., 9.75%, 05/20/28(c)		200	205,200
Grand City Properties SA, (5-year EUR Swap + 2.18%), 1.50%(a)(c)(i)	EUR	100	117,863
Heimstaden Bostad AB, (5-year EURIBOR ICE Swap + 4.19%), 6.25%(a)(c)(i)		100	125,654
Howard Hughes Corp., 5.38%, 08/01/28(b)	USD	48	47,990
New Immo Holding SA, 5.88%, 04/17/28(c)	EUR	100	123,071
Vivion Investments SARL(c)
5.63%, 06/08/30		100	116,771
(6.50% PIK), 6.50%, 02/28/29(f)		100	118,938
Vonovia SE, Series B, 0.88%, 05/20/32(c)(l)		100	115,027
			2,097,494
Residential REITs — 0.1%
ERP Operating LP, 4.65%, 09/15/34	USD	160	158,007
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		60	61,544
Mid-America Apartments LP, 3.60%, 06/01/27		50	49,822
NNN REIT, Inc., 5.60%, 10/15/33		150	156,361
Realty Income Corp.
3.00%, 01/15/27		20	19,858
3.40%, 01/15/28		100	98,979
4.75%, 02/15/29		250	254,740
4.50%, 02/01/33		50	49,480
1.80%, 03/15/33		40	33,250
Store Capital LLC
5.40%, 04/30/30(b)		169	172,113
2.75%, 11/18/30		237	215,884
			1,270,038
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27		120	117,372
4.75%, 09/26/34		60	59,501
6.75%, 02/01/40		150	171,817
4.75%, 03/15/42		330	304,139
4.25%, 11/30/46		330	275,181
3.25%, 09/13/49		30	20,697
5.85%, 03/08/53		230	234,228
			1,182,935
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		45	45,860
ams-OSRAM AG, 12.25%, 03/30/29(b)		60	63,754
Analog Devices, Inc.
2.10%, 10/01/31		20	17,781
2.80%, 10/01/41		50	36,709
2.95%, 10/01/51		35	22,696
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $251,000), 6.50%, 03/20/45(h)(k)		251	265,432
Applied Materials, Inc., 5.85%, 06/15/41		25	26,614
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	149,020
Broadcom, Inc.
4.00%, 04/15/29(b)		20	19,945
5.15%, 11/15/31		65	67,386
4.15%, 04/15/32(b)		25	24,454
5.20%, 04/15/32		176	182,245
3.42%, 04/15/33		201	185,730
3.47%, 04/15/34		324	294,558
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
5.20%, 07/15/35	USD	285	$ 291,229
3.14%, 11/15/35(b)		125	107,493
4.80%, 02/15/36		100	98,710
4.90%, 02/15/38		215	210,438
Foundry JV Holdco LLC, 5.90%, 01/25/33(b)		405	424,784
Intel Corp.
3.15%, 05/11/27		43	42,562
4.88%, 02/10/28		168	170,597
2.45%, 11/15/29		100	93,664
3.90%, 03/25/30		100	98,181
5.20%, 02/10/33		380	387,540
2.80%, 08/12/41		60	42,397
5.70%, 02/10/53		120	113,286
4.95%, 03/25/60		100	82,070
Kioxia Holdings Corp.
6.25%, 07/24/30		50	51,653
6.63%, 07/24/33(b)		96	100,244
KLA Corp., 4.95%, 07/15/52		175	159,466
Marvell Technology, Inc.
5.75%, 02/15/29		40	41,692
5.95%, 09/15/33		160	170,189
Microchip Technology, Inc., 5.05%, 03/15/29		25	25,582
Micron Technology, Inc., 5.33%, 02/06/29		125	128,932
MKS, Inc., 4.25%, 02/15/34(c)(g)	EUR	100	118,532
NVIDIA Corp.
3.50%, 04/01/40	USD	40	33,733
3.50%, 04/01/50		100	74,065
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27		50	49,478
2.65%, 02/15/32		230	206,243
5.00%, 01/15/33		50	50,585
QUALCOMM, Inc., 3.25%, 05/20/27		75	74,607
Texas Instruments, Inc.
4.60%, 02/08/29		110	112,451
1.75%, 05/04/30		255	232,345
4.90%, 03/14/33		200	206,186
4.15%, 05/15/48		50	41,381
5.15%, 02/08/54		120	113,660
5.05%, 05/18/63		50	45,044
			5,601,203
Software — 0.6%
Cloud Software Group, Inc.(b)
9.00%, 09/30/29		234	236,287
8.25%, 06/30/32		59	60,008
Concentrix Corp., 6.60%, 08/02/28		50	51,968
Electronic Arts, Inc., 2.95%, 02/15/51		25	23,217
Intuit, Inc.
5.20%, 09/15/33		440	456,377
5.50%, 09/15/53		90	86,864
IPD 3 BV, 5.50%, 06/15/31(c)	EUR	100	118,132
Microsoft Corp.
5.20%, 06/01/39	USD	93	96,786
2.53%, 06/01/50		175	106,060
2.92%, 03/17/52		684	445,541
3.95%, 08/08/56		200	157,225
2.68%, 06/01/60		330	187,451
MSCI, Inc.
5.25%, 09/01/35		250	250,865
5.15%, 03/15/36		450	443,845
Oracle Corp.
2.65%, 07/15/26		350	347,615

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp. (continued)
3.25%, 11/15/27	USD	177	$ 173,599
2.95%, 04/01/30		40	36,959
4.65%, 05/06/30		165	163,308
2.88%, 03/25/31		195	175,182
4.90%, 02/06/33		60	57,802
4.30%, 07/08/34		100	90,305
4.70%, 09/27/34		108	100,243
5.50%, 08/03/35		985	960,320
6.13%, 07/08/39		94	92,895
3.60%, 04/01/40		160	118,175
3.65%, 03/25/41		520	379,445
4.50%, 07/08/44		55	41,714
3.60%, 04/01/50		325	202,715
3.95%, 03/25/51		6	3,934
5.55%, 02/06/53		117	97,279
5.38%, 09/27/54(d)		470	377,624
6.00%, 08/03/55		549	480,522
3.85%, 04/01/60		110	66,746
4.10%, 03/25/61		549	352,375
6.13%, 08/03/65		524	457,174
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)		135	120,460
Roper Technologies, Inc.
4.50%, 10/15/29		340	343,438
2.00%, 06/30/30		95	85,929
Take-Two Interactive Software, Inc., 3.70%, 04/14/27		50	49,845
VMware LLC, 4.70%, 05/15/30		75	76,268
			8,172,497
Specialized REITs — 0.1%
CubeSmart LP, 2.25%, 12/15/28		100	95,109
Extra Space Storage LP
3.90%, 04/01/29		24	23,736
5.50%, 07/01/30		518	539,013
2.35%, 03/15/32		100	87,418
Iron Mountain, Inc.
7.00%, 02/15/29(b)		53	54,459
4.50%, 02/15/31(b)(d)		126	120,408
6.25%, 01/15/33(b)(d)		55	55,577
4.75%, 01/15/34(c)	EUR	100	115,656
Public Storage Operating Co., 5.10%, 08/01/33	USD	50	51,631
			1,143,007
Specialty Retail — 0.1%
AutoZone, Inc.
5.05%, 07/15/26		125	125,594
6.55%, 11/01/33		225	249,239
5.40%, 07/15/34		305	314,336
Bubbles Bidco SpA, 6.50%, 09/30/31(c)	EUR	100	121,711
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(b)	USD	44	43,386
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(c)	EUR	100	118,847
FirstCash, Inc.(b)
5.63%, 01/01/30	USD	51	51,238
6.88%, 03/01/32		168	174,636
Gap, Inc., 3.63%, 10/01/29(b)		89	84,645
Genuine Parts Co., 4.95%, 08/15/29		25	25,406
Goldstory SAS, 6.75%, 02/01/30(c)	EUR	100	116,741
O’Reilly Automotive, Inc.
3.90%, 06/01/29	USD	50	49,616
4.20%, 04/01/30		125	124,848
Security		Par (000)	Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(b)(g)	USD	25	$ 25,065
QVC, Inc., 6.88%, 04/15/29(b)		172	71,380
Ross Stores, Inc., 0.88%, 04/15/26		50	49,696
			1,746,384
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
4.75%, 05/12/35		382	390,398
2.38%, 02/08/41		95	68,015
3.85%, 05/04/43		50	42,105
4.45%, 05/06/44		224	204,660
4.65%, 02/23/46		425	386,483
2.65%, 02/08/51		189	116,643
4.85%, 05/10/53		250	234,839
2.55%, 08/20/60		229	125,834
4.10%, 08/08/62		160	124,756
Dell International LLC/EMC Corp.
6.10%, 07/15/27		65	66,701
5.30%, 10/01/29		25	25,791
6.20%, 07/15/30		100	106,738
4.50%, 02/15/31		297	296,222
5.75%, 02/01/33		45	47,239
5.40%, 04/15/34		215	219,529
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		47	49,776
HP, Inc.
3.00%, 06/17/27		75	74,001
6.00%, 09/15/41		145	144,460
NCR Atleos Corp., 9.50%, 04/01/29(b)		102	109,315
NetApp, Inc., 5.70%, 03/17/35		434	451,508
Seagate Data Storage Technology Pte. Ltd.(b)
5.88%, 07/15/30		41	42,237
9.63%, 12/01/32		113	127,737
			3,454,987
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		100	95,422
Ralph Lauren Corp., 5.00%, 06/15/32		710	730,877
VF Corp., 0.25%, 02/25/28	EUR	100	111,016
			937,315
Tobacco — 0.7%
Altria Group, Inc.
4.80%, 02/14/29	USD	500	508,631
3.40%, 05/06/30		150	144,660
2.45%, 02/04/32		400	353,997
5.25%, 08/06/35		40	40,371
5.80%, 02/14/39		95	97,193
3.40%, 02/04/41		760	585,499
4.25%, 08/09/42		62	51,815
5.95%, 02/14/49(d)		1,110	1,106,437
4.45%, 05/06/50		179	143,175
3.70%, 02/04/51		290	204,579
4.00%, 02/04/61(d)		450	324,969
BAT Capital Corp.
3.46%, 09/06/29		150	146,281
5.83%, 02/20/31		330	350,263
2.73%, 03/25/31		25	23,064
7.75%, 10/19/32		75	87,542
4.63%, 03/22/33		225	222,939
6.00%, 02/20/34		550	587,840
3.73%, 09/25/40(d)		269	218,309
7.08%, 08/02/43		563	632,026
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
7.08%, 08/02/53	USD	190	$ 214,954
BAT International Finance PLC, 1.67%, 03/25/26		200	199,333
Philip Morris International, Inc.
4.38%, 11/01/27		325	328,097
4.88%, 02/15/28		590	601,087
5.63%, 11/17/29		215	226,149
1.75%, 11/01/30		50	44,587
5.75%, 11/17/32		345	368,022
5.38%, 02/15/33		795	827,392
5.63%, 09/07/33		90	95,230
5.25%, 02/13/34		75	77,423
6.38%, 05/16/38		85	94,191
4.25%, 11/10/44		380	322,938
Reynolds American, Inc., 5.85%, 08/15/45		332	326,858
Turning Point Brands, Inc., 7.63%, 03/15/32(b)		56	60,068
			9,615,919
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP	100	145,905
FedEx Corp.
3.40%, 02/15/28	USD	20	19,770
3.10%, 08/05/29		285	275,052
2.40%, 05/15/31		80	72,968
4.75%, 11/15/45		305	267,188
Ryder System, Inc., 6.60%, 12/01/33		80	88,828
United Parcel Service, Inc.
5.25%, 05/14/35		100	103,596
5.30%, 04/01/50		25	23,948
5.05%, 03/03/53(d)		100	91,264
			1,088,519
Utilities — 0.1%
American Water Capital Corp.
2.30%, 06/01/31		35	31,632
4.45%, 06/01/32		80	79,958
4.20%, 09/01/48		120	98,000
5.45%, 03/01/54		30	29,123
Essential Utilities, Inc.
4.80%, 08/15/27		50	50,626
5.38%, 01/15/34		185	190,398
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(c)	EUR	200	236,547
			716,284
Wireless Telecommunication Services — 0.4%
Iliad Holding SAS, 6.88%, 04/15/31(c)		100	126,379
Millicom International Cellular SA(b)
6.25%, 03/25/29	USD	39	39,913
7.38%, 04/02/32		146	151,409
Rogers Communications, Inc.
3.20%, 03/15/27		65	64,417
(5-year CMT + 2.62%), 7.13%, 04/15/55(a)		63	66,065
(5-year CMT + 2.65%), 7.00%, 04/15/55(a)		155	160,777
Telecom Argentina SA(b)
9.25%, 05/28/33		23	24,111
8.50%, 01/20/36		22	22,123
T-Mobile USA, Inc.
2.05%, 02/15/28		150	144,310
4.80%, 07/15/28		90	91,597
3.38%, 04/15/29		25	24,404
3.88%, 04/15/30		650	638,861
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
2.55%, 02/15/31	USD	520	$ 475,685
2.70%, 03/15/32		175	157,363
5.15%, 04/15/34		35	35,587
5.30%, 05/15/35		695	708,647
3.40%, 10/15/52		100	67,015
5.75%, 01/15/54		240	234,045
5.50%, 01/15/55		65	61,169
5.25%, 06/15/55		240	217,171
5.70%, 01/15/56		180	173,894
3.60%, 11/15/60		200	132,193
5.80%, 09/15/62		653	640,153
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(c)	GBP	100	121,387
Vodafone Group PLC
6.25%, 11/30/32	USD	300	327,475
6.15%, 02/27/37		45	49,032
Zegona Finance PLC, 8.63%, 07/15/29(b)		170	179,220
			5,134,402
Total Corporate Bonds — 30.1% (Cost: $378,441,842)			385,426,374
Floating Rate Loan Interests(a)
Construction & Engineering — 0.0%
ITG Communications LLC, Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.42%, 07/09/31		126	121,695
Electric Utilities — 0.0%
CPV Fairview LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/14/31		45	44,900
Kestrel Acquisition, LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/06/31		38	37,966
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/12/32(h)		37	36,632
			119,498
Entertainment — 0.0%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.18%, 10/02/28		202	198,620
Hotels, Restaurants & Leisure — 0.0%
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 10/01/32(h)		93	92,989
Independent Power and Renewable Electricity Producers — 0.0%
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 12/30/31		50	49,533
Media — 0.1%
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.17%, 02/17/31		93	93,222
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30		114	113,647
			206,869

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 12/30/27(h)	USD	125	$ 125,086
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.67%, 11/19/29		16	12,331
Total Floating Rate Loan Interests — 0.1% (Cost: $921,466)			926,621
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bonds
1.00%, 07/09/29		3	2,471
4.75%, 07/09/35(m)		43	33,368
4.88%, 07/09/41(m)		27	19,575
			55,414
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		19	20,349
Brazil — 0.0%
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/30	BRL	309	261,493
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/27		1,424	263,415
			524,908
Canada — 0.0%
Province of Alberta Canada, 1.30%, 07/22/30		10	8,930
Province of Ontario Canada
3.10%, 05/19/27		15	14,897
2.13%, 01/21/32		35	31,277
Province of Quebec Canada
2.50%, 04/20/26		10	9,971
1.90%, 04/21/31		10	9,000
4.50%, 09/08/33		15	15,137
Series PD, 7.50%, 09/15/29		10	11,229
			100,441
Chile — 0.0%
Chile Government International Bonds
3.50%, 01/25/50		200	146,100
4.00%, 01/31/52		200	158,400
			304,500
China — 0.0%
China Government Bonds, 2.11%, 08/25/34	CNY	520	76,770
Colombia — 0.1%
Colombian TES
12.50%, 02/27/30	COP	229,700	60,734
Series B, 5.75%, 11/03/27		1,079,500	263,482
Series B, 7.75%, 09/18/30		1,194,900	267,618
Series B, 7.25%, 10/26/50		174,200	29,141
			620,975
Czech Republic — 0.0%
Czech Republic Government Bonds
Series 105, 2.75%, 07/23/29	CZK	2,140	101,545
Security		Par (000)	Value
Czech Republic (continued)
Czech Republic Government Bonds (continued)
Series 154, 4.50%, 11/11/32	CZK	2,160	$ 107,794
Series 49, 4.20%, 12/04/36(c)		670	31,941
			241,280
Ecuador — 0.0%
Ecuador Government International Bonds(c)(m)
6.90%, 07/31/35	USD	14	12,810
5.50%, 07/31/40		27	22,302
			35,112
Egypt — 0.0%
Egypt Government Bond
24.44%, 08/05/28	EGP	600	13,124
23.38%, 08/26/28		1,912	41,156
Egypt Government Bonds, Series 3Y, 24.46%, 10/01/27		2,612	56,348
			110,628
Ghana — 0.0%
Ghana Government International Bonds(m)
6.00%, 07/03/35(b)	USD	21	19,110
6.00%, 07/03/35(c)		13	11,830
			30,940
Hungary — 0.0%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	23,480	75,065
Hungary Government International Bonds, Series 6Y, 4.00%, 07/25/29(c)	EUR	16	19,500
			94,565
Indonesia — 0.1%
Indonesia Government International Bonds
2.85%, 02/14/30	USD	640	605,440
4.65%, 09/20/32		450	451,800
3.05%, 03/12/51		270	174,150
Indonesia Treasury Bonds
7.00%, 05/15/27	IDR	2,226,000	136,046
8.25%, 06/15/32		59,000	3,898
7.00%, 02/15/33		456,000	28,160
6.63%, 05/15/33		306,000	18,564
Series 103, 6.75%, 07/15/35		352,000	21,559
			1,439,617
Japan — 0.1%
Japan Government Thirty Year Bonds
3.20%, 09/20/55	JPY	19,700	118,493
Series 76, 1.40%, 09/20/52		17,000	68,392
Series 85, 2.30%, 12/20/54		193,800	962,751
Series 86, 2.40%, 03/20/55		101,950	517,846
			1,667,482
Lebanon — 0.0%
Lebanon Government International Bond, 6.25%, 11/04/24(c)(e)(n)	USD	23	6,649
Lebanon Government International Bonds(c)(e)(n)
6.65%, 11/03/28		41	11,858
Series 10Y, 6.85%, 03/23/27		39	11,280
			29,787
Mexico — 0.2%
Mexican Bonos
Series M, 8.50%, 03/01/29	MXN	2,831	164,599
Series M, 8.50%, 05/31/29		67	3,903
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mexico (continued)
Mexican Bonos (continued)
Series M, 7.50%, 05/26/33	MXN	6,350	$ 342,175
Series M, 8.00%, 02/21/36		950	51,170
Mexico Government International Bond, 5.38%, 05/16/40	EUR	100	117,883
Mexico Government International Bonds
2.66%, 05/24/31	USD	900	801,000
3.50%, 02/12/34		405	349,110
6.05%, 01/11/40		22	21,802
4.50%, 01/31/50(d)		650	491,400
6.34%, 05/04/53		200	189,600
7.38%, 05/13/55		500	537,000
			3,069,642
Panama — 0.1%
Panama Government International Bonds
3.88%, 03/17/28		380	374,395
3.30%, 01/19/33		200	175,600
4.50%, 04/01/56		270	199,496
			749,491
Peru — 0.1%
Peru Government International Bonds
7.60%, 08/12/39(c)	PEN	190	62,032
3.55%, 03/10/51	USD	480	333,840
6.20%, 06/30/55		110	112,475
Peruvian Government International Bonds, 7.60%, 08/12/39(b)	PEN	73	23,833
			532,180
Philippines — 0.2%
Philippines Government Bonds
6.25%, 02/28/29	PHP	4,030	70,148
6.38%, 07/27/30		5,640	98,676
6.00%, 08/20/30		36,960	637,203
6.38%, 04/28/35		14,300	249,953
Philippines Government International Bonds
3.00%, 02/01/28	USD	420	412,256
3.20%, 07/06/46		600	424,728
5.90%, 02/04/50		200	207,750
			2,100,714
Poland — 0.1%
Republic of Poland Government Bonds
5.00%, 10/25/35	PLN	621	173,626
2.00%, 08/25/36		161	42,022
Series 0130, 5.00%, 01/25/30		290	83,942
Series 0429, 5.75%, 04/25/29		561	166,589
Series 0729, 4.75%, 07/25/29		315	90,847
Series 1034, 5.00%, 10/25/34		362	102,104
Republic of Poland Government International Bonds, Series 30Y, 5.50%, 03/18/54	USD	170	160,847
			819,977
Romania — 0.0%
Romanian Government International Bonds
5.25%, 05/30/32(c)	EUR	19	23,500
5.38%, 06/07/33(b)		5	6,105
6.13%, 10/07/37(b)		5	6,156
6.50%, 10/07/45(b)		4	4,941
			40,702
South Africa — 0.1%
Republic of South Africa Government Bonds
Series 2030, 8.00%, 01/31/30	ZAR	6,065	385,622
Security		Par (000)	Value
South Africa (continued)
Republic of South Africa Government Bonds (continued)
Series 2037, 8.50%, 01/31/37	ZAR	4,831	$ 301,203
Series R213, 7.00%, 02/28/31		7,746	470,892
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(c)	USD	200	212,195
			1,369,912
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33		300	313,485
Sri Lanka — 0.0%
Sri Lanka Government International Bonds(c)
4.00%, 04/15/28		4	3,562
5.10%, 06/15/35(m)		15	12,252
			15,814
Thailand — 0.1%
Thailand Government Bond, 2.98%, 06/17/45	THB	2,900	94,096
Thailand Government Bonds
2.50%, 11/17/29		10,610	350,764
2.41%, 03/17/35		3,243	107,111
4.00%, 06/17/55		76	2,932
			554,903
Turkey — 0.0%
Turkiye Government Bonds
Series 10Y, 26.20%, 10/05/33	TRY	970	21,034
Series 5Y, 31.08%, 11/08/28		812	18,669
Series 5Y, 30.00%, 09/12/29		940	21,347
			61,050
Ukraine — 0.0%
Ukraine Government International Bonds(m)
6.00%, 02/01/29(b)	USD	20	15,520
6.00%, 02/01/29(c)		17	13,192
3.00%, 02/01/30(b)		1	631
3.00%, 02/01/35(b)		2	1,128
3.00%, 02/01/36(c)		23	12,846
6.00%, 02/01/36(c)		18	10,926
6.00%, 02/01/36(b)		3	1,821
			56,064
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27		167	167,667
9.75%, 07/20/33	UYU	682	19,957
8.00%, 10/29/35		2,172	58,686
5.10%, 06/18/50	USD	253	236,209
			482,519
Venezuela — 0.0%
Venezuela Government International Bond, 9.25%, 09/15/27(e)(n)		13	5,576
Venezuela Government International Bonds, 11.95%, 08/05/31(c)(e)(n)		42	18,354
			23,930
Total Foreign Agency Obligations — 1.2% (Cost: $15,527,707)			15,543,151
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49		100	104,689

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
California (continued)
Bay Area Toll Authority, RB, BAB (continued)
Series S-1, 7.04%, 04/01/50	USD	190	$ 216,026
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42		145	156,876
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50(d)		100	108,416
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	32,379
State of California, GO, BAB
7.55%, 04/01/39		250	300,552
7.35%, 11/01/39		100	115,906
State of California, Refunding GO, 4.60%, 04/01/28(o)		370	376,196
University of California, RB, Series AD, 4.86%, 05/15/2112		270	223,713
			1,634,753
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	53,619
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		49	52,922
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		45	50,690
State of Illinois, GO, 5.10%, 06/01/33		576	589,453
			640,143
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	229,500
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(d)		50	34,288
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	61,991
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		184	218,395
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53		15	15,471
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	80,463
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39		40	41,087
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		80	86,604
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42		50	51,189
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	60,677
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	61,781
Security		Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	USD	50	$ 53,203
Series 168, 4.93%, 10/01/51		110	102,321
			552,796
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		150	187,786
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	46,401
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	38,775
			85,176
Texas — 0.0%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	47,571
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	51,257
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46		50	36,300
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		100	100,290
State of Texas, GO, BAB, 5.52%, 04/01/39		145	148,488
			383,906
Total Municipal Bonds — 0.3% (Cost: $4,069,511)			4,135,275
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.7%
A&D Mortgage Trust(b)
Series 2023-NQM5, Class A1, 7.05%, 11/25/68		99	99,954
Series 2024-NQM5, Class A1, 5.70%, 11/25/69		80	80,909
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(a)		155	155,242
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		142	143,693
Ajax Mortgage Loan Trust(b)
Series 2021-C, Class A, 6.12%, 01/25/61		29	29,265
Series 2023-C, Class A1, 3.50%, 05/25/63		181	175,471
Alternative Loan Trust
Series 2005-29CB, Class A6, 5.50%, 07/25/35		6	3,283
Series 2005-31, Class 1A1, (1 mo. Term SOFR + 0.67%), 4.35%, 08/25/35(a)		383	372,107
Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.46%), 4.20%, 11/25/35(a)		11	8,250
Series 2005-59, Class 1A1, (1 mo. Term SOFR + 0.77%), 4.45%, 11/20/35(a)		9	8,422
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		895	443,467
Series 2006-OA17, Class 1A1D, (1 mo. Term SOFR + 0.40%), 4.08%, 12/20/46(a)		284	256,665
Series 2006-OA2, Class A5, (1 mo. Term SOFR + 0.57%), 4.25%, 05/20/46(a)		180	164,550
Series 2006-OC10, Class 2A3, (1 mo. Term SOFR + 0.57%), 4.25%, 11/25/36(a)		351	322,492
Series 2006-OC7, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.29%, 07/25/46(a)		332	307,582
Series 2007-19, Class 1A34, 6.00%, 08/25/37		281	127,039
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1 mo. Term SOFR + 1.74%), 5.44%, 05/25/36(a)	USD	2,206	$ 176,459
Angel Oak Mortgage Trust(b)
Series 2023-1, Class A1, 4.75%, 09/26/67		293	292,054
Series 2023-7, Class A1, 4.80%, 11/25/67		145	144,635
Series 2024-1, Class A1, 5.21%, 08/25/68		38	37,887
Series 2024-10, Class A1, 5.35%, 10/25/69		40	40,128
Series 2024-11, Class A1, 5.70%, 08/25/69		59	60,158
Series 2025-1, Class A1, 5.69%, 01/25/70		781	789,968
Series 2025-2, Class A1, 5.64%, 02/25/70		156	157,903
Series 2025-8, Class A1, 5.41%, 07/25/70		249	251,401
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(b)		261	258,832
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		45	45,279
Series 2006-7, Class A4, 6.50%, 10/25/36		24	6,216
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		8	6,587
Series 2007-3, Class TA8, (1 mo. Term SOFR + 0.29%), 3.97%, 04/25/37(a)		191	158,795
Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.66%, 01/25/65(b)		912	922,483
Bear Stearns Asset Backed Securities I Trust(a)
Series 2006-AC2, Class 1A1, (1 mo. Term SOFR + 0.46%), 4.14%, 03/25/36		45	11,297
Series 2006-IM1, Class A3, (1 mo. Term SOFR + 0.67%), 4.35%, 04/25/36		199	197,933
Braccan Mortgage Funding, Series 2024-1, Class X, (1-day SONIA GBP 4.34%), 8.21%, 02/15/67(a)(c)	GBP	82	113,171
BRAVO Residential Funding Trust(b)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)	USD	265	219,467
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		273	268,482
Series 2025-NQM2, Class A1, 5.68%, 11/25/64		183	185,426
Series 2025-NQM7, Class A1, 5.46%, 07/25/65(a)		180	182,275
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		396	141,071
Series 2007-A1, Class 3A1, 5.58%, 02/25/37(a)		110	108,972
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		524	220,256
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36		5	2,351
Series 2007-11, Class A1, 6.00%, 08/25/37		525	216,259
Series 2007-3, Class A17, 6.00%, 04/25/37		160	71,200
Series 2007-4, Class 1A47, 6.00%, 05/25/37		272	107,563
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	55,859
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	36,400
Series 2007-9, Class A1, 5.75%, 07/25/37		18	7,937
CIM Trust(b)
Series 2023-I1, Class B1, 7.04%, 04/25/58(a)		100	100,578
Series 2023-I2, Class B1, 6.77%, 12/25/67(a)		115	115,082
Series 2025-I1, Class A1, 5.66%, 10/25/69		398	402,574
Series 2025-I1, Class M1, 6.44%, 10/25/69(a)		540	548,055
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.29%, 05/25/37(a)		23	21,069
COLT Mortgage Loan Trust(b)
Series 2021-5, Class A1, 1.73%, 11/26/66(a)		103	94,534
Series 2024-6, Class A1, 5.39%, 11/25/69		77	77,604
Series 2025-11, Class A1, 5.05%, 11/25/70(a)		140	140,444
Series 2025-7, Class A1, 5.47%, 06/25/70		245	248,078
Series 2025-8, Class A1, 5.48%, 08/25/70		145	146,719
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R04, Class 2B1, (30-day Avg SOFR + 5.36%), 9.06%, 06/25/39		2,126	2,159,208
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2019-R06, Class 2B1, (30-day Avg SOFR + 3.86%), 7.56%, 09/25/39	USD	706	$ 716,835
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.81%, 01/25/40		1,000	1,016,205
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 10.56%, 02/25/40		1,900	1,994,411
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.46%, 02/25/40		2,325	2,394,405
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.80%, 10/25/41		2,550	2,588,250
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.00%, 11/25/41		1,600	1,628,818
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.45%, 12/25/41		2,250	2,283,750
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 6.85%, 12/25/41		2,690	2,740,569
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.20%, 01/25/42		1,825	1,884,312
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.70%, 01/25/42		2,324	2,363,152
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 9.95%, 03/25/42		1,650	1,746,184
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 8.95%, 03/25/42		3,150	3,299,269
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.20%, 04/25/42		1,500	1,561,618
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.70%, 04/25/42		1,500	1,532,745
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 10.50%, 06/25/42		500	537,500
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.25%, 01/25/43		520	558,611
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 6.40%, 01/25/44		1,950	2,012,104
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.20%, 02/25/44		1,000	1,023,979
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.40%, 07/25/44		1,960	1,967,507
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 5.75%, 09/25/44		1,500	1,505,619
Series 2025-R01, Class 1B1, (30-day Avg SOFR + 1.70%), 5.40%, 01/25/45		469	467,852
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.30%, 02/25/45		1,750	1,754,367
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		80	31,985
Cross Mortgage Trust(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)		116	117,292
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)		144	145,973
Series 2025-H8, Class A1A, 5.00%, 11/25/70		385	386,888
CSMC(b)
Series 2015-6R, Class 5A2, (1 mo. Term SOFR + 0.29%), 3.76%, 03/27/36(a)		20	15,716
Series 2019-NQM1, Class A3, 4.06%, 10/25/59		22	21,426
CSMC Trust(a)(b)
Series 2020-NQM6, Class PT, 9.44%, 12/25/67		138	138,101
Series 2020-SPT1, Class PT, 6.45%, 04/25/65		113	114,924
Series 2022-NQM5, Class M1, 5.17%, 05/25/67		1,000	963,867
Deephaven Residential Mortgage Trust(b)
Series 2021-1, Class B1, 3.10%, 05/25/65(a)		400	368,990
Series 2022-2, Class M1, 4.30%, 03/25/67(a)		100	89,472
Series 2024-1, Class A1, 5.74%, 07/25/69		70	70,418

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deephaven Residential Mortgage Trust(b) (continued)
Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)	USD	303	$ 305,117
Series 2026-INV1, Class A1, 4.80%, 12/25/70(a)		150	150,000
Easy Street Mortgage Loan Trust, Series-RTL2, Class A1, 5.61%, 10/25/40(b)		100	100,532
EFMT
Series 2022-4, Class B2, 5.88%, 09/25/67(a)(b)		100	99,097
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(b)		123	124,551
Series 2025-INV1, Class A1, 5.63%, 03/25/70(b)		177	178,915
Series 2025-INV3, Class A1, 5.44%, 07/25/70(b)		368	372,040
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(a)(b)		477	479,000
Series 2026-NQM1, 4.77%, 02/25/71		140	140,000
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		101	102,723
First Horizon Alternative Mortgage Securities Trust(a)
Series 2005-AA12, Class 2A1, 4.77%, 02/25/36		7	4,249
Series 2006-AA7, Class A1, 4.79%, 01/25/37		473	366,977
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.70%, 11/25/50		2,350	2,573,032
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.35%, 01/25/51		2,300	2,427,149
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.10%, 08/25/33		2,255	2,499,777
Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 9.70%, 08/25/33		300	374,814
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.20%, 10/25/33		800	901,905
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.75%, 01/25/34		2,130	2,264,183
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.20%, 01/25/34		500	605,625
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.10%, 10/25/41		2,100	2,136,750
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.35%, 11/25/41		2,394	2,443,388
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.70%, 08/25/33		2,023	2,224,447
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 6.85%, 12/25/33		795	887,722
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.05%, 09/25/41		2,110	2,139,667
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 5.80%, 09/25/41		1,500	1,510,234
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.05%, 12/25/41		1,750	1,772,417
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.10%, 01/25/42		2,500	2,550,775
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 7.45%, 02/25/42		1,004	1,033,026
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.05%, 04/25/42		2,375	2,469,392
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 8.95%, 05/25/42		2,000	2,108,327
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 10.45%, 06/25/42		1,000	1,078,457
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 9.45%, 09/25/42		1,000	1,075,276
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.70%, 03/25/52		1,500	1,644,869
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 8.95%, 03/25/42	USD	2,725	$ 2,848,470
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.20%, 05/25/43		590	618,038
Series 2023-HQA3, Class M2, (30-day Avg SOFR + 3.35%), 7.05%, 11/25/43		1,000	1,051,250
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		61	59,438
GCAT Trust(b)
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)		100	76,347
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)		131	126,469
Series 2025-NQM4, Class A1, 0.00%, 06/25/70		207	209,360
GS Mortgage-Backed Securities Trust(b)
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)		64	60,413
Series 2025-DSC2, Class A1, 5.04%, 01/25/66		136	136,108
Series 2025-NQM5, Class A1, 5.01%, 07/25/65		185	185,991
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1 mo. Term SOFR + 0.46%), 4.14%, 03/25/35(a)(b)		127	118,704
HarborView Mortgage Loan Trust, Series 2005-1, Class 1A, (1 mo. Term SOFR + 0.75%), 4.43%, 03/19/35(a)		22	10,665
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		77	77,905
Series 2025-NQM1, Class B1, 7.23%, 01/25/70(a)		392	398,042
Series 2025-NQM1, Class M1, 6.52%, 01/25/70(a)		200	203,330
Series 2025-NQM2, Class A1, 5.43%, 02/25/70		184	186,092
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(a)		174	175,148
Impac CMB Trust, Series 2007-A, Class A, (1 mo. Term SOFR + 0.61%), 4.29%, 05/25/37(a)(b)		47	45,946
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. Term SOFR + 0.45%), 4.13%, 11/25/36(a)		18	16,429
IndyMac INDX Mortgage Loan Trust, Series 2006- AR41, Class A3, (1 mo. Term SOFR + 0.47%), 4.15%, 02/25/37(a)		9	8,381
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 4.89%, 03/25/36(a)		674	501,091
JP Morgan Mortgage Trust(b)
Series 2024-VIS2, Class B1, 7.71%, 11/25/64(a)		25	25,465
Series 2025-VIS1, Class M1, 6.41%, 08/25/55(a)		150	152,394
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66		30	29,999
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)		320	217,733
MFA Trust(b)
Series 2022-NQM1, Class M1, 4.30%, 12/25/66(a)		100	89,723
Series 2024-RTL1, Class A1, 7.09%, 02/25/29		100	100,264
Series 2025-NQM3, Class A1, 5.26%, 08/25/70		440	443,662
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(b)		102	101,854
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 4.01%, 12/27/46(a)(b)		306	278,696
Morgan Stanley Residential Mortgage Loan Trust(a)(b)
Series 2023-NQM1, Class B1, 7.34%, 09/25/68		536	540,636
Series 2025-DSC2, Class A1, 5.44%, 07/25/70		490	495,091
Series 2025-NQM1, Class A1, 5.74%, 11/25/69		141	142,817
New Residential Mortgage Loan Trust(b)
Series 2025-NQM1, Class A1, 5.64%, 01/25/65		447	455,516
Series 2025-NQM1, Class B1, 6.92%, 01/25/65(a)		500	510,016
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)		289	298,921
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust(b) (continued)
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)	USD	135	$ 136,016
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)		94	94,523
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	435,818
NRZT, Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)		181	181,827
NYMT Loan Trust, Series 2026-INV1, Class A1, 4.77%, 02/25/61(a)(b)		104	103,999
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(b)		132	131,632
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(b)		107	108,255
PRKCM Trust(b)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)		70	69,950
Series 2023-AFC1, Class A1, 6.60%, 02/25/58		70	70,127
PRPM Trust(b)
Series 2025-NQM1, Class A1, 5.80%, 11/25/69		467	472,202
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)		113	115,656
Series 2025-NQM3, Class A1, 5.61%, 05/25/70		369	372,706
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70		153	154,188
RALI Trust(a)
Series 2005-QA6, Class NB21, 4.78%, 05/25/35		918	424,820
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 5.03%, 09/25/45		370	320,884
Series 2007-QH3, Class A1, (1 mo. Term SOFR + 0.43%), 4.11%, 04/25/37		130	128,402
Series 2007-QO2, Class A1, (1 mo. Term SOFR + 0.26%), 3.94%, 02/25/47		374	110,011
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(b)		73	73,580
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1 mo. Term SOFR + 0.47%), 4.15%, 03/25/35		19	18,357
Series 2005-R1, Class 1AF2, (1 mo. Term SOFR + 0.47%), 4.15%, 03/25/35		115	111,548
Series 2005-R2, Class 1AF1, (1 mo. Term SOFR + 0.45%), 4.13%, 06/25/35		10	9,811
Residential Asset Securitization Trust
Series 2006-A14C, Class 1A2, 6.25%, 12/25/36		339	233,965
Series 2007-A9, Class A1, (1 mo. Term SOFR + 0.66%), 4.34%, 09/25/37(a)		1,094	271,497
RFMSI Trust(a)
Series 2006-SA4, Class 2A1, 5.43%, 11/25/36		4	3,053
Series 2007-SA4, Class 3A1, 5.73%, 10/25/37		224	134,918
Saluda Grade Alternative Mortgage Trust(b)
Series 2024-RTL4, Class A1, 7.50%, 02/25/30		140	140,030
Series 2024-RTL5, Class A1, 7.76%, 04/25/30		100	100,624
Santander Mortgage Asset Receivable Trust(a)(b)
Series 2025-NQM6, Class A1, 5.14%, 11/25/65		96	96,990
Series 2026-NQM1, Class A1, 4.95%, 11/25/65		194	194,743
Sequoia Mortgage Trust, Series 2017-CH2, Class B3, 4.40%, 12/25/47(a)(b)		115	113,911
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	245,906
Series 2022-2, Class B1, 5.27%, 08/25/62		50	49,506
Series 2022-2, Class M1, 5.27%, 08/25/62		205	203,929
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	105,065
Verus Securitization Trust(b)
Series 2021-3, Class B1, 3.20%, 06/25/66(a)		214	165,090
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust(b) (continued)
Series 2021-8, Class A1, 2.82%, 11/25/66(a)	USD	94	$ 87,926
Series 2023-3, Class B1, 4.05%, 02/25/67(a)		100	79,542
Series 2023-INV1, Class M1, 7.44%, 02/25/68(a)		120	119,582
Series 2025-5, Class A1, 5.43%, 06/25/70		251	253,715
Series 2025-6, Class A1, 5.42%, 07/25/70		592	598,533
Series 2026-R1, Class A1, 4.83%, 10/25/67(a)		213	212,755
Series 2026-R1, Class A1LC, 4.94%, 10/25/67		321	320,991
Visio Trust, Series 2022-1, Class B1, 6.00%, 08/25/57(a)(b)		100	99,586
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1 mo. Term SOFR + 0.41%), 1.65%, 08/25/36(a)		970	318,768
WaMu Mortgage Pass-Through Certificates Trust(a)
Series 2006-AR8, Class 1A4, 4.47%, 08/25/46		57	53,916
Series 2007-HY3, Class 4A1, 4.95%, 03/25/37		9	8,558
Series 2007-HY4, Class 1A1, 3.67%, 04/25/37		336	303,828
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 4.42%, 06/25/47		80	68,563
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		145	119,001
Series 2005-AR1, Class A1A, (1 mo. Term SOFR + 0.63%), 4.31%, 12/25/35(a)		147	129,783
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		318	124,036
Series 2006-8, Class A4, 4.07%, 10/25/36		80	25,848
Series 2007-5, Class A6, 6.00%, 06/25/37		141	130,690
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 4.37%, 01/25/47(a)		187	163,458
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 4.92%, 04/25/47(a)		80	70,430
Series 2007-OC2, Class A3, (1 mo. Term SOFR + 0.73%), 4.41%, 06/25/37(a)		12	11,437
			111,435,476
Commercial Mortgage-Backed Securities — 3.3%
1301 Trust(a)(b)
Series 2025-1301, Class A, 5.06%, 08/11/42		55	55,867
Series 2025-1301, Class E, 7.24%, 08/11/42		35	36,412
Series 2025-1301, Class F, 8.10%, 08/11/42		444	455,273
1345 Trust(a)(b)
Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.28%, 06/15/42		116	116,124
Series 2025-AOA, Class E, (1 mo. Term SOFR + 4.50%), 8.18%, 06/15/42		116	116,873
A10 Issuer LLC, Series 2025-FL6, Class A, (1 mo. Term SOFR + 1.47%), 5.22%, 05/15/42(a)(b)		140	140,142
ACRES LLC, Series 2025-FL3, Class A, (1 mo. Term SOFR + 1.62%), 5.29%, 08/18/40(a)(b)		538	539,058
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class A, (1 mo. Term SOFR + 1.35%), 5.03%, 01/20/43(a)(b)		165	164,905
AREIT Ltd.(a)(b)
Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 05/17/41		162	162,359
Series 2025-CRE10, Class A, (1 mo. Term SOFR + 1.39%), 5.06%, 12/17/29		795	793,893
ARES Commercial Mortgage Trust(a)(b)
Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 07/15/41		370	370,694
Series 2026-GCP, Class A, (1 mo. Term SOFR + 1.25%), 4.95%, 02/15/43		100	100,136

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29	USD	160	$ 163,439
Series 2024-ATRM, Class E, 9.52%, 11/10/29		32	33,015
Series 2025-ATRM, Class A, (1 mo. Term SOFR + 1.65%), 5.33%, 08/15/42		68	68,195
Series 2025-ATRM, Class F, (1 mo. Term SOFR + 5.50%), 9.18%, 08/15/42		146	145,722
Series 2025-ATRM, Class G, (1 mo. Term SOFR + 6.75%), 10.43%, 08/15/42		31	30,942
BAHA Trust(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41		560	581,037
Series 2024-MAR, Class B, 7.07%, 12/10/41		20	20,963
Series 2024-MAR, Class C, 7.77%, 12/10/41		789	828,815
BAMLL Trust(a)(b)
Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.03%, 08/15/39		120	120,194
Series 2025-ASHF, Class A, (1 mo. Term SOFR + 1.85%), 5.53%, 02/15/42		802	802,690
Series 2025-ASHF, Class E, (1 mo. Term SOFR + 5.25%), 8.93%, 02/15/42		163	163,154
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	237,771
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	236,837
Series 2021-BN35, Class C, 2.90%, 06/15/64(a)		46	39,098
Series 2021-BN37, Class A4, 2.37%, 11/15/64		350	309,295
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(a)		150	143,300
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/56(a)		530	588,317
Series 2024-C26, Class A5, 5.83%, 05/15/57		11	11,776
Series 2025-C35, Class A5, 5.59%, 07/15/58(a)		165	173,908
Series 2025-C35, Class AS, 5.84%, 07/15/58(a)		73	75,902
Series 2025-C35, Class D, 4.50%, 07/15/58(b)		37	31,145
BDS LLC, Series 2024-FL13, Class A, (1 mo. Term SOFR + 1.58%), 5.25%, 09/19/39(a)(b)		100	100,131
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		45	39,918
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 11/15/41		70	70,153
Series 2024-UNIV, Class E, (1 mo. Term SOFR + 3.64%), 7.32%, 11/15/41		47	47,323
Series 2025-5MW, Class A, 4.67%, 10/10/42		100	100,362
Series 2025-660F, Class A, (1 mo. Term SOFR + 1.50%), 5.18%, 11/15/42		337	338,158
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. Term SOFR + 1.89%), 5.57%, 07/15/41(a)(b)		173	173,757
BFLD Trust, Series 2025-EWEST, Class A, (1 mo. Term SOFR + 1.55%), 5.23%, 06/15/42(a)(b)		245	245,153
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.53%, 08/15/42(a)(b)		193	194,206
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1 mo. Term SOFR + 1.34%), 5.02%, 03/15/41(a)(b)		331	330,979
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(a)		344	13,557
BMP(a)(b)
Series 2024-MF23, Class D, (1 mo. Term SOFR + 2.39%), 6.07%, 06/15/41		220	220,687
Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.07%, 06/15/41		39	39,195
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 5.11%, 11/05/42(a)(b)	USD	105	$ 105,759
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		10	10,226
BRES Commercial Mortgage Trust, Series 2025- ATCAP, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 11/15/42(a)(b)		133	133,539
BWAY Trust, Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)		23	23,715
BX, Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.22%, 06/15/37(a)(b)		503	503,103
BX Commercial Mortgage Trust(a)(b)
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	223,657
Series 2022-CSMO, Class B, (1 mo. Term SOFR + 3.14%), 6.82%, 06/15/27		412	412,711
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 4.69%, 02/15/39		22	22,174
Series 2023-XL3, Class A, (1 mo. Term SOFR + 1.76%), 5.44%, 12/09/40		152	151,699
Series 2023-XL3, Class D, (1 mo. Term SOFR + 3.59%), 7.27%, 12/09/40		233	233,100
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 10/15/41		144	144,057
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 08/15/41		255	255,530
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 6.56%, 10/15/41		187	187,467
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 7.60%, 10/15/41		43	43,215
Series 2024-GPA3, Class B, (1 mo. Term SOFR + 1.64%), 5.32%, 12/15/39		80	80,492
Series 2024-KING, Class A, (1 mo. Term SOFR + 1.54%), 5.22%, 05/15/34		99	98,762
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.32%, 05/15/41		227	226,918
Series 2024-MF, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 02/15/39		253	253,557
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 7.42%, 02/15/39		89	88,988
Series 2024-PURE, Class A, (1-day CORRA + 1.90%), 4.18%, 11/15/41	CAD	26	19,056
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 6.82%, 02/15/39	USD	158	158,012
Series 2024-XL4, Class E, (1 mo. Term SOFR + 4.19%), 7.87%, 02/15/39		102	102,696
Series 2025-BCAT, Class A, (1 mo. Term SOFR + 1.38%), 5.06%, 08/15/42		104	103,624
Series 2025-BCAT, Class E, (1 mo. Term SOFR + 3.50%), 7.18%, 08/15/42		96	95,603
Series 2025-JDI, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 11/15/42		238	238,609
Series 2025-JDI, Class E, (1 mo. Term SOFR + 3.40%), 7.08%, 11/15/42		96	96,393
Series 2025-SPOT, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 04/15/40		91	90,834
BX Trust(a)(b)
Series 2021-LBA, Class AV, (1 mo. Term SOFR + 0.91%), 4.60%, 02/15/36		198	197,579
Series 2022-IND, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 04/15/37		65	65,504
Series 2024-CNYN, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 04/15/41		74	74,378
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b) (continued)
Series 2024-CNYN, Class D, (1 mo. Term SOFR + 2.69%), 6.37%, 04/15/41	USD	72	$ 72,783
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 7.37%, 04/15/41		72	72,346
Series 2024-PAT, Class A, (1 mo. Term SOFR + 2.09%), 5.77%, 03/15/41		60	59,981
Series 2024-PAT, Class C, (1 mo. Term SOFR + 4.44%), 8.12%, 03/15/41		122	122,429
Series 2024-PAT, Class D, (1 mo. Term SOFR + 5.39%), 9.07%, 03/15/41		56	56,350
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 06/15/41		384	384,480
Series 2024-VLT4, Class E, (1 mo. Term SOFR + 2.89%), 6.57%, 06/15/41		60	60,000
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 7.62%, 06/15/41		150	150,170
Series 2025-LIFE, Class A, 5.88%, 06/13/47		100	102,538
Series 2025-LUNR, Class A, (1 mo. Term SOFR + 1.50%), 5.18%, 06/15/40		24	23,961
Series 2025-OMG, Class A, (1 mo. Term SOFR + 1.35%), 5.03%, 10/15/42		84	84,285
Series 2025-ROIC, Class E, (1 mo. Term SOFR + 2.94%), 6.62%, 03/15/30		259	257,929
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 06/15/35		100	100,063
Series 2025-TAIL, Class E, (1 mo. Term SOFR + 3.30%), 6.98%, 06/15/35		124	124,032
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 03/15/42		136	136,170
Series 2025-VOLT, Class A, (1 mo. Term SOFR + 1.70%), 5.38%, 12/15/44		122	122,571
BXMT Ltd, Series 2025-FL5, Class A, (1 mo. Term SOFR + 1.64%), 5.31%, 10/18/42(a)(b)		164	164,202
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 5.56%, 07/15/41(a)(b)		140	140,262
CENT, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)		720	730,350
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	557,051
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(b)		330	307,715
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		199	191,595
CHI Commercial Mortgage Trust(a)(b)
Series 2025-110W, Class A, 5.10%, 12/13/40		128	129,218
Series 2025-110W, Class D, 6.63%, 12/13/40		100	101,322
CIP Commercial Mortgage Trust(a)(b)
Series 2025-SBAY, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 10/15/37		313	313,391
Series 2025-SBAY, Class E, (1 mo. Term SOFR + 3.75%), 7.43%, 10/15/37		237	237,592
Commercial Mortgage Trust
Series 2022-PF2, Class A5, 5.29%, 11/15/55(a)		300	309,570
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 5.52%, 06/15/41(a)(b)		170	169,947
Series 2024-WCL1, Class B, (1 mo. Term SOFR + 2.59%), 6.27%, 06/15/41(a)(b)		50	49,969
Series 2025-167G, Class A, 5.50%, 08/10/40(b)		254	254,032
Series 2025-167G, Class E, 8.20%, 08/10/40(a)(b)		40	39,889
Series 2025-167G, Class F, 9.16%, 08/10/40(a)(b)		34	33,907
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(b)		48	48,154
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.32%, 08/15/41	USD	70	$ 70,000
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 7.57%, 08/15/41		200	199,855
CSTL Commercial Mortgage Trust
Class E, 1.00%, 02/10/43		100	100,180
Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)		170	171,209
Series 2025-GATE2, Class D, 5.63%, 11/10/42(a)(b)		100	100,264
DBC Mortgage Trust(a)(b)
Series 2025-DBC, Class A, (1 mo. Term SOFR + 1.35%), 5.03%, 11/15/42		237	237,444
Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.73%, 11/15/42		118	118,147
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 5.56%, 08/15/34(a)(b)		260	260,000
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		100	101,507
DC Trust(a)(b)
Series 2024-HLTN, Class A, 5.73%, 04/13/40		10	10,132
Series 2025-LXP, Class A, (1 mo. Term SOFR + 1.59%), 5.27%, 08/15/37		41	41,077
Series 2025-LXP, Class D, (1 mo. Term SOFR + 2.89%), 6.57%, 08/15/37		18	18,056
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1 mo. Term SOFR + 1.50%), 5.18%, 03/15/34		72	72,180
Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 7.68%, 03/15/34		204	205,003
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.02%, 08/10/42(a)(b)		100	102,997
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.99%, 06/10/39		75	75,421
Series 2024-ELM, Class A15, 5.99%, 06/10/39		75	75,331
Series 2024-ELM, Class E10, 8.05%, 06/10/39		95	95,315
Series 2024-ELM, Class XP10, 0.24%, 06/10/39		1,000	778
Series 2024-ELM, Class XP15, 1.61%, 06/10/39		1,005	5,198
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		350	357,388
Extended Stay America Trust, Series 2025-ESH, Class A, (1 mo. Term SOFR + 1.30%), 4.98%, 10/15/42(a)(b)		100	100,437
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		17	17,303
Fontainebleau Miami Beach Mortgage Trust(a)(b)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.13%, 12/15/39		700	701,750
Series 2024-FBLU, Class G, (1 mo. Term SOFR + 5.65%), 9.33%, 12/15/39		100	101,325
FS Rialto Issuer LLC(a)(b)
Series 2024-FL9, Class A, (1 mo. Term SOFR + 1.63%), 6.73%, 10/19/39		100	100,398
Series 2025-FL10, Class A, (1 mo. Term SOFR + 1.39%), 5.06%, 08/19/42		780	781,407
GGP, Series 2026-TY, 1.00%, 03/05/43		42	42,000
GS Mortgage Securities Corp. Trust(a)(b)
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 6.47%, 03/15/28		510	512,869
Series 2023-SHIP, Class C, 5.51%, 09/10/38		530	531,042
Series 2023-SHIP, Class E, 7.43%, 09/10/38		132	132,479
Series 2024-RVR, Class E, 7.72%, 08/10/41		37	36,907

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust(a)(b) (continued)
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.33%, 11/25/41	USD	210	$ 210,527
GS Mortgage Securities Trust
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	296,220
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	180,311
GSAT Trust, Series 2025-BMF, Class A, (1 mo. Term SOFR + 1.50%), 5.18%, 07/15/40(a)(b)		100	100,156
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 05/15/41(a)(b)		142	142,577
Harvest Commercial Capital Loan Trust, Series 2024-1, Class A, 6.16%, 10/25/56		515	525,786
HIH Trust(a)(b)
Series 2024-2061P, Class A, (1 mo. Term SOFR + 1.84%), 5.52%, 10/15/41		68	68,442
Series 2024-2061P, Class D, (1 mo. Term SOFR + 3.64%), 7.32%, 10/15/41		29	29,387
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1 mo. Term SOFR + 1.54%), 5.22%, 05/15/37		100	100,188
Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 6.87%, 05/15/37		100	100,438
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1 mo. Term SOFR + 1.64%), 5.32%, 06/15/41(a)(b)		37	37,069
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 4.95%, 10/15/36(a)(b)		100	99,000
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		158	164,248
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		100	103,167
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42(a)(b)		252	257,693
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 5.04%, 11/05/37(a)(b)		100	101,058
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 5.42%, 11/15/41(a)(b)		100	99,188
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	132,263
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		160	161,389
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		41	41,088
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		137	137,172
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		118	118,004
Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 03/15/40(a)(b)		63	63,118
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	38,653
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 5.30%, 06/15/39		119	119,297
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 6.87%, 06/15/39		88	88,220
JW Trust, Series 2024-BERY, Class A, (1 mo. Term SOFR + 1.59%), 5.27%, 11/15/39(a)(b)		600	601,500
KSL Commercial Mortgage Trust(b)
Class A, 5.57%, 06/15/42		32	32,155
Class E, 7.77%, 06/05/42		63	63,212
Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.22%, 12/15/39(a)		97	97,091
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lagarino European Loan Conduit(a)(c)
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.15%, 06/22/37	EUR	90	$ 107,141
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 4.65%, 06/22/37		90	107,141
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.55%, 06/22/37		91	108,320
Last Mile Logistics Pan Euro Finance, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 4.76%, 08/17/33(a)(c)		459	542,679
Last Mile Securities, Series 2021-1X, Class D, (3-mo. EURIBOR + 2.35%), 4.41%, 08/17/31(a)(c)		232	274,966
LBA Trust(a)(b)
Series 2024-7IND, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 10/15/41	USD	43	42,665
Series 2024-7IND, Class D, (1 mo. Term SOFR + 2.64%), 6.32%, 10/15/41		12	12,103
LoanCore(a)(b)
Series 2025-CRE8, Class A, (1 mo. Term SOFR + 1.39%), 5.06%, 08/17/42		427	427,066
Series 2025-CRE9, Class A, (1 mo. Term SOFR + 1.45%), 5.13%, 08/18/42		135	135,162
MAC Trust, Series 2025-801B, Class A, (1 mo. Term SOFR + 1.70%), 5.38%, 10/15/40(a)(b)		100	100,374
MCR Mortgage Trust(b)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 5.47%, 12/15/41(a)		90	90,410
Series 2024-HTL, Class C, (1 mo. Term SOFR + 3.11%), 6.79%, 02/15/37(a)		81	80,594
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,865
Series 2024-TWA, Class E, 8.73%, 06/12/39		37	37,473
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	2,480
MF1 LLC, Series 2026-FL21, Class A, (1 mo. Term SOFR + 1.35%), 1.00%, 02/18/41(a)(b)(g)		106	106,000
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 6.55%, 07/15/38(a)(b)		250	249,687
MIC Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		31	33,474
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	302,268
Series 2019-H6, Class D, 3.00%, 06/15/52(b)		10	8,269
Series 2021-230P, Class B, (1 mo. Term SOFR + 1.56%), 5.24%, 12/15/38(a)(b)		10	9,550
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		65	63,683
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(a)		1,085	59,799
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. Term SOFR + 1.40%), 5.09%, 03/15/39(a)(b)		100	100,000
NCMF Trust(a)(b)
Series 2025-MFS, Class A, 4.88%, 06/10/33		140	140,746
Series 2025-MFS, Class E, 7.53%, 06/10/33		393	399,284
Series 2025-MFS, Class F, 8.44%, 06/10/33		282	286,688
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1 mo. Term SOFR + 1.39%), 5.07%, 10/15/40(a)(b)		100	100,313
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.93%, 02/10/47(a)(b)		271	283,256
NYC Commercial Mortgage Trust(a)(b)
Series 2025-11X, Class A, (1 mo. Term SOFR + 1.74%), 5.42%, 10/15/40		172	173,335
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
NYC Commercial Mortgage Trust(a)(b) (continued)
Series 2025-28L, Class A, 4.67%, 11/05/38	USD	139	$ 139,680
Series 2025-300P, Class E, 7.39%, 07/13/42		112	114,870
NYCT Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 5.67%, 08/15/29(a)(b)		172	172,679
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. Term SOFR + 1.06%), 4.75%, 01/15/36(a)(b)		112	108,640
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 12/15/39(a)(b)		100	100,250
Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1 mo. Term SOFR + 1.38%), 5.05%, 09/15/34		283	282,116
Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.09%, 09/15/34		138	137,247
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(b)		31	31,881
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 5.57%, 06/15/39(a)(b)		38	38,012
PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)		489	490,435
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)		100	106,308
SCG Commercial Mortgage Trust(a)(b)
Series 2025-DLFN, Class E, (1 mo. Term SOFR + 2.95%), 6.63%, 03/15/35		109	108,727
Series 2025-FLWR, Class A, (1 mo. Term SOFR + 1.25%), 4.93%, 08/15/42		44	44,110
SDAL Trust, Series 2025-DAL, Class A, (1 mo. Term SOFR + 2.44%), 6.12%, 04/15/42(a)(b)		100	100,571
SELF Commercial Mortgage Trust(a)(b)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.22%, 11/15/34		6	6,282
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 7.87%, 11/15/34		70	70,175
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		26	22,230
SHR Trust(a)(b)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 5.63%, 10/15/41		191	191,836
Series 2024-LXRY, Class D, (1 mo. Term SOFR + 3.60%), 7.28%, 10/15/41		100	100,999
Taurus, Series 2025-UK2X, Class D, (1-day SONIA GBP 3.20%), 7.07%, 02/18/35(a)(c)	GBP	172	235,454
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)	USD	376	395,111
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		580	564,332
UK Logistics, Series 2025-1X, Class D, (1-day SONIA GBP 4.00%), 7.87%, 05/17/35(a)(c)	GBP	136	186,846
UNIV Trust, Series 2025-APTS, Class A, (1 mo. Term SOFR + 1.65%), 5.33%, 11/15/42(a)(b)	USD	124	124,154
VCC Trust, Series 2025-MC1, Class A1, 8.16%, 05/25/55(b)		75	74,852
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36		140	143,167
Series 2024-GCS, Class D, 6.22%, 07/10/36		244	246,891
Velocity Commercial Capital Loan Trust(a)(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50		421	392,428
Series 2022-3, Class A, 5.22%, 06/25/52		137	135,380
Series 2023-2, Class M1, 7.03%, 05/25/53		74	74,780
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust(a)(b) (continued)
Series 2024-1, Class A, 6.55%, 01/25/54	USD	77	$ 78,539
Series 2024-5, Class A, 5.49%, 10/25/54		78	78,680
Series 2025-1, Class M2, 6.98%, 02/25/55		1,248	1,269,866
Series 2025-1, Class M3, 7.33%, 02/25/55		100	101,304
Series 2025-3, Class A, 5.87%, 06/25/55		548	556,084
Series 2025-3, Class M3, 7.38%, 06/25/55		99	101,022
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	197,735
Series 2019-C49, Class D, 3.00%, 03/15/52(b)		10	8,294
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		154	155,281
Series 2024-BPRC, Class B, 6.22%, 07/15/43(b)		176	180,895
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)		112	112,788
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		50	50,259
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		1,390	11,576
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		56	56,837
WHARF Commercial Mortgage Trust(a)(b)
Series 2025-DC, Class A, 5.53%, 07/15/40		114	117,491
Series 2025-DC, Class E, 7.98%, 07/15/40		115	117,163
			42,294,105
Interest Only Collateralized Mortgage Obligations(a) — 0.1%
JP Morgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(b)		1,355	227,999
Residential Asset Securitization Trust, Series 2007- A9, Class A2, (1 mo. Term SOFR + 6.34%), 2.66%, 09/25/37		1,094	144,311
			372,310
Total Non-Agency Mortgage-Backed Securities — 12.1% (Cost: $153,649,098)			154,101,891
Preferred Securities
Capital Trusts — 0.1%(a)
Automobiles — 0.0%
Volkswagen International Finance NV, 5.99%(c)(i)	EUR	100	125,499
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55	USD	100	80,203
Electric Utilities — 0.0%
AES Corp., 7.60%, 01/15/55		45	45,627
Edison International
8.13%, 06/15/53		50	51,744
7.88%, 06/15/54		50	52,077
PG&E Corp., 7.38%, 03/15/55		50	51,602
Southern Co., Series 2025, 6.38%, 03/15/55		25	26,074
			227,124
Internet Software & Services — 0.0%
Rakuten Group, Inc., 8.13%(b)(i)		42	43,470
Media — 0.0%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55		46	47,659
7.00%, 09/15/55		64	67,125
TELUS Corp., 7.00%, 10/15/55		42	43,925
			158,709
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		63	65,523

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
Sunoco LP, 7.88%(b)(i)	USD	39	$ 40,171
Passenger Airlines — 0.0%
Air France-KLM, 5.75%(c)(i)	EUR	100	121,478
Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(c)		100	123,527
CVS Health Corp.
6.75%, 12/10/54	USD	73	75,890
7.00%, 03/10/55		75	78,498
			277,915
Real Estate Management & Development — 0.0%
Vivion Investments SARL, 8.13%(c)(i)	EUR	100	111,586
Utilities(i) — 0.0%
Electricite de France SA
4.38%(c)		100	118,613
9.13%(b)	USD	54	63,916
			182,529
			1,434,207

	Shares
Preferred Stocks — 0.0%
Aerospace & Defense — 0.0%
Boeing Co., 10/15/27(d)(l)	750	56,040
		56,040
Total Preferred Securities — 0.1% (Cost: $1,463,340)		1,490,247

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Uniform Mortgage-Backed Securities, 6.00%, 06/01/55 - 09/01/55	USD	1,394	1,429,955
Collateralized Mortgage Obligations(a) — 0.7%
Fannie Mae REMICS
Series 2023-35, Class FC, (30-day Avg SOFR + 1.10%), 4.80%, 08/25/53		215	216,684
Series 2023-68, Class FB, (30-day Avg SOFR + 1.05%), 4.75%, 01/25/54		221	222,506
Series 2024-63, Class FH, (30-day Avg SOFR + 1.10%), 4.80%, 09/25/54		159	160,248
Series 2024-88, Class FC, (30-day Avg SOFR + 1.40%), 5.10%, 12/25/54		131	132,536
Series 2024-96, Class FA, (30-day Avg SOFR + 1.40%), 5.10%, 12/25/54		229	231,737
Series 2025-1, Class FX, (30-day Avg SOFR + 1.35%), 5.05%, 02/25/55		137	138,780
Series 2025-13, Class FB, (30-day Avg SOFR + 1.30%), 5.00%, 03/25/55		158	159,537
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.15%, 02/25/55		334	338,441
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.30%, 05/25/55		448	454,779
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2025-63, Class DF, (30-day Avg SOFR + 1.40%), 5.10%, 08/25/55	USD	110	$ 111,523
Series 2025-9, Class FG, (30-day Avg SOFR + 1.35%), 5.05%, 03/25/55		85	85,927
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.10%, 11/25/54		1,290	1,304,169
Freddie Mac REMICS
Series 5468, Class WF, (30-day Avg SOFR + 1.10%), 4.80%, 11/25/54		162	162,665
Series 5478, Class FD, (30-day Avg SOFR + 1.40%), 5.10%, 02/25/54		113	113,943
Series 5482, Class FB, (30-day Avg SOFR + 1.50%), 5.20%, 12/25/54		187	189,061
Series 5500, Class DF, (30-day Avg SOFR + 1.35%), 5.05%, 10/25/54		140	141,718
Series 5502, Class EF, (30-day Avg SOFR + 1.40%), 5.10%, 02/25/55		113	113,723
Series 5503, Class FB, (30-day Avg SOFR + 1.35%), 5.05%, 02/25/55		134	135,935
Series 5508, Class FE, (30-day Avg SOFR + 1.60%), 5.30%, 02/25/55		154	156,584
Series 5513, Class FD, (30-day Avg SOFR + 1.35%), 5.05%, 01/25/55		1,139	1,151,340
Series 5516, Class FC, (30-day Avg SOFR + 1.40%), 5.10%, 03/25/55		2,742	2,769,756
Series 5543, Class FH, (30-day Avg SOFR + 1.50%), 5.20%, 06/25/55		153	155,077
Series 5563, Class FA, (30-day Avg SOFR + 1.35%), 5.05%, 08/25/55		287	289,930
Series 5574, Class FB, (30-day Avg SOFR + 1.35%), 5.05%, 09/25/55		129	130,533
Ginnie Mae, Series 2025-9, Class FE, (30-day Avg SOFR + 1.25%), 4.95%, 01/20/55		133	134,236
			9,201,368
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.47%, 02/25/31(a)		150	132,762
Freddie Mac Multiclass Certificates, Series 2024- P015, Class A1, 4.30%, 11/25/32(a)		25	24,767
Ginnie Mae
Series 2023-119, Class AD, 2.25%, 04/16/65		38	30,575
Series 2023-50, Class AC, 3.25%, 09/16/63(a)		23	20,560
Series 2025-126B, Class AD, 5.00%, 05/16/65		50	49,733
Series 2025-129, Class AB, 4.75%, 09/16/54		37	36,605
Series 2025-88, Class AT, 5.00%, 06/16/58		110	110,532
			405,534
Mortgage-Backed Securities — 52.9%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	127,820
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		118	114,012
3.50%, 04/01/48		56	52,731
Ginnie Mae(p)
6.50%, 02/15/55		1,002	1,036,115
4.00%, 02/20/55 - 02/15/56		2,831	2,677,546
5.00%, 03/15/55 - 02/19/56		4,851	4,849,447
3.50%, 09/20/55 - 02/19/56		2,129	1,950,461
2.00%, 02/15/56 - 03/19/56		16,919	14,065,318
2.50%, 02/19/56 - 03/19/56		17,904	15,502,379
3.00%, 02/19/56 - 03/19/56		3,402	3,070,946
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae(p) (continued)
4.50%, 02/19/56	USD	2,587	$ 2,525,866
5.50%, 02/19/56 - 03/19/56		17,077	17,256,755
6.00%, 02/19/56 - 03/19/56		12,977	13,248,890
Ginnie Mae Mortgage-Backed Securities
4.00%, 11/20/40 - 02/20/53		1,038	991,600
3.50%, 09/20/46 - 10/20/52		3,552	3,305,616
4.50%, 02/20/49 - 11/20/53		2,031	1,994,506
3.00%, 06/20/50 - 12/20/52		3,955	3,575,974
2.00%, 01/20/51 - 07/20/52		6,302	5,244,275
2.50%, 10/20/51 - 01/20/53		4,438	3,849,224
5.00%, 11/20/52 - 12/20/54		1,572	1,581,340
5.50%, 02/20/53		33	33,264
6.50%, 10/20/53 - 09/20/55		986	1,019,636
6.00%, 07/20/54		449	460,280
Uniform Mortgage-Backed Securities(p)
3.00%, 07/01/31 - 03/12/56		39,274	35,032,565
3.50%, 05/01/33 - 03/12/56		123,845	114,772,973
2.50%, 01/01/35 - 03/12/56		60,863	52,182,978
2.00%, 05/01/36 - 03/12/56		91,470	75,656,158
1.50%, 09/01/36 - 10/01/51		5,040	4,218,636
4.50%, 02/15/40 - 03/12/56		23,780	23,352,321
4.00%, 03/15/40 - 03/12/56		26,632	25,640,737
5.50%, 09/01/48 - 03/12/56		100,983	102,485,087
5.00%, 06/01/52 - 03/15/56		60,759	60,753,584
6.00%, 10/01/52 - 02/15/56		63,329	64,917,498
6.50%, 11/01/52 - 02/15/56		15,499	16,086,798
7.00%, 02/15/55		2,662	2,786,310
			676,419,646
Total U.S. Government Sponsored Agency Securities — 53.7% (Cost: $683,336,092)			687,456,503
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40		5,102	3,207,736
4.25%, 11/15/40		1,024	983,800
1.88%, 02/15/41 - 11/15/51		7,743	4,643,260
1.75%, 08/15/41		10,440	7,021,308
3.75%, 08/15/41 - 11/15/43		6,010	5,255,428
2.38%, 02/15/42 - 05/15/51		1,446	961,852
3.00%, 05/15/42 - 08/15/52		14,938	11,117,956
3.88%, 02/15/43		718	643,614
3.63%, 08/15/43 - 05/15/53		1,249	1,045,559
4.75%, 11/15/43 - 05/15/55		709	698,639
3.38%, 05/15/44 - 11/15/48		1,900	1,561,429
3.13%, 08/15/44 - 05/15/48		42,856	32,460,824
4.13%, 08/15/44 - 08/15/53		10,167	9,021,717
4.63%, 11/15/44 - 11/15/55		3,767	3,614,307
2.75%, 11/15/47		686	487,087
2.25%, 08/15/49		1,239	774,355
1.63%, 11/15/50		909	475,224
2.00%, 08/15/51		419	239,256
2.88%, 05/15/52		2,623	1,825,038
4.00%, 11/15/52		4,500	3,884,941
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30		4,990	5,065,029
U.S. Treasury Notes
4.13%, 02/15/27 - 11/15/32		6,484	6,567,006
2.75%, 04/30/27 - 08/15/32		19,834	19,614,424
4.50%, 05/15/27 - 12/31/31		2,228	2,292,584
3.75%, 06/30/27 - 04/15/28		1,172	1,176,121
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.38%, 07/15/27 - 01/31/32	USD	319	$ 326,410
3.38%, 09/15/27 - 09/15/28		61	60,779
0.38%, 09/30/27		1,103	1,047,462
3.50%, 09/30/27 - 04/30/30		529	527,944
3.88%, 11/30/27 - 08/15/34		39,181	39,373,422
4.25%, 01/15/28 - 05/15/35		3,092	3,142,100
4.00%, 02/29/28 - 11/15/35		52,662	53,173,811
3.63%, 03/31/28 - 09/30/31		9,309	9,282,495
2.88%, 08/15/28 - 05/15/32		69,552	66,210,772
4.63%, 09/30/28 - 02/15/35		839	865,909
4.88%, 10/31/28 - 10/31/30		21,919	22,849,388
3.25%, 06/30/29		1,009	995,954
0.63%, 08/15/30		615	535,002
Total U.S. Treasury Obligations — 25.2% (Cost: $321,623,576)			323,029,942
Total Long-Term Investments — 129.1% (Cost: $1,638,205,840)			1,652,348,022
Short-Term Securities
Foreign Agency Obligations — 0.1%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/26 - 07/01/26(j)(q)	BRL	2,369	437,465
Egypt Treasury Bills, 0.00%, 05/05/26 - 06/23/26(j)(q)	EGP	8,425	166,712
Mexican Bonos, Series M, 7.00%, 09/03/26	MXN	5,148	294,495
			898,672

	Shares
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(r)(s)(t)	11,268,492	11,274,126
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.57%(r)(s)	124,789,227	124,789,227
		136,063,353

		Par (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Notes, 4.63%, 10/15/26 - 11/15/26	USD	493	496,214
Total Short-Term Securities — 10.7% (Cost: $137,421,778)			137,458,239
Options Purchased — 0.0% (Cost: $118,733)			47,679
Total Investments Before TBA Sale Commitments and Options Written — 139.8% (Cost: $1,775,746,351)			1,789,853,940
TBA Sale Commitments(p)
Mortgage-Backed Securities — (25.4)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 02/15/56		(7,462)	(6,204,404)
2.50%, 02/19/56		(6,475)	(5,607,457)
3.00%, 02/19/56		(238)	(214,854)
3.50%, 02/19/56		(193)	(176,778)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
4.50%, 02/19/56	USD	(775)	$ (756,686)
5.00%, 02/19/56		(236)	(235,944)
5.50%, 02/19/56		(5,182)	(5,238,603)
6.00%, 02/19/56		(5,609)	(5,737,289)
6.50%, 02/15/55		(45)	(46,532)
Uniform Mortgage-Backed Securities
2.00%, 02/17/41 - 02/12/56		(22,287)	(18,195,330)
2.50%, 02/17/41 - 02/12/56		(19,928)	(16,947,501)
3.00%, 02/17/41 - 02/12/56		(8,749)	(7,765,103)
3.50%, 02/15/40 - 03/12/56		(66,057)	(61,182,646)
4.00%, 02/17/41 - 02/12/56		(11,868)	(11,344,808)
4.50%, 02/15/40 - 02/15/56		(10,418)	(10,206,198)
5.00%, 02/12/56 - 03/15/56		(83,890)	(83,836,513)
5.50%, 02/15/56		(35,150)	(35,638,954)
6.00%, 02/15/56		(36,822)	(37,704,915)
6.50%, 03/15/55 - 02/15/56		(14,785)	(15,311,459)
7.00%, 02/15/55		(2,662)	(2,786,310)
Total TBA Sale Commitments — (25.4)% (Proceeds: $(325,142,741))			(325,138,284)
Options Written — (0.1)% (Premiums Received: $(1,183,051))			(1,056,952)
Total Investments, Net of TBA Sale Commitments and Options Written — 114.3% (Cost: $1,449,420,559)			1,463,658,704
Liabilities in Excess of Other Assets — (14.3)%			(183,541,438)
Net Assets — 100.0%			$ 1,280,117,266

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	When-issued security.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Perpetual security with no stated maturity date.
(j)	Zero-coupon bond.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $504,544, representing less than 0.05% of its net assets as of period end, and an original cost of $486,000.

(l)	Convertible security.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(p)	Represents or includes a TBA transaction.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Affiliate of the Fund.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 21,246,207	$ —	$ (9,972,025)(a)	$ 406	$ (462)	$ 11,274,126	11,268,492	$ 16,210 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	192,172,783	—	(67,383,556)(a)	—	—	124,789,227	124,789,227	2,120,745	—
				$ 406	$ (462)	$ 136,063,353		$ 2,136,955	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	57	03/06/26	$ 8,183	$ 27,154
Euro Bund	500	03/06/26	75,963	56,609
10-Year Australian Treasury Bonds	24	03/16/26	1,824	(7,950)
3-Year Australian Treasury Bonds	77	03/16/26	5,618	(15,479)
10-Year U.S. Treasury Note	266	03/20/26	29,730	15,434
10-Year U.S. Ultra Long Treasury Note	93	03/20/26	5,817	(62,058)
U.S. Long Bond	29	03/20/26	3,330	(74,312)
Ultra U.S. Treasury Bond	118	03/20/26	7,958	(187,394)
2-Year U.S. Treasury Note	683	03/31/26	85,889	(76,646)
5-Year U.S. Treasury Note	764	03/31/26	35,503	(191,791)
30-Day Federal Funds	1	07/31/26	402	(272)
3-Month SOFR	9	09/15/26	2,173	(2,231)
3-Month SOFR	277	03/16/27	67,048	(18,921)
3-Month SOFR	25	03/14/28	6,043	(601)
3-Month SOFR	25	03/20/29	6,028	(1,533)
				(539,991)
Short Contracts
30-Year Euro Buxl Bond	1	03/06/26	130	(72)
Euro BOBL	11	03/06/26	1,520	(877)
Euro Bund	4	03/06/26	152	(192)
Euro OAT	209	03/06/26	30,207	(194,156)
10-Year Australian Treasury Bonds	370	03/16/26	27,439	(78,933)
10-Year Canadian Bond	439	03/20/26	38,414	(20,866)
10-Year U.S. Treasury Note	279	03/20/26	24,700	47,246
E-mini Russell 2000 Index	4	03/20/26	525	(10,280)
U.S. Long Bond	2	03/20/26	230	747
Long Gilt	429	03/27/26	52,834	302,588
2-Year U.S. Treasury Note	18	03/31/26	3,752	—
5-Year U.S. Treasury Note	6	03/31/26	653	21
				45,226
				$ (494,765)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	61,660	USD	11,000	Barclays Bank PLC	02/03/26	$ 716
BRL	84,911	USD	15,600	Barclays Bank PLC	02/03/26	534
BRL	380,064	USD	67,802	Barclays Bank PLC	02/03/26	4,416
BRL	2,187,743	USD	389,022	Citibank N.A.	02/03/26	26,681
BRL	242,775	USD	45,000	Goldman Sachs International	02/03/26	1,131
BRL	258,960	USD	48,000	Goldman Sachs International	02/03/26	1,206
BRL	310,619	USD	57,300	Goldman Sachs International	02/03/26	1,722
BRL	208,486	USD	38,832	JPMorgan Chase Bank N.A.	02/03/26	784
USD	11,790	BRL	61,661	Barclays Bank PLC	02/03/26	73
USD	16,235	BRL	84,911	Barclays Bank PLC	02/03/26	101
USD	72,669	BRL	380,064	Barclays Bank PLC	02/03/26	451
USD	90,802	BRL	471,989	Citibank N.A.	02/03/26	1,117
USD	418,299	BRL	2,187,743	Citibank N.A.	02/03/26	2,595
USD	487,501	BRL	2,534,030	Citibank N.A.	02/03/26	5,998
USD	545,137	BRL	2,851,120	Citibank N.A.	02/03/26	3,382
USD	46,419	BRL	242,775	Goldman Sachs International	02/03/26	288
USD	49,513	BRL	258,960	Goldman Sachs International	02/03/26	307
USD	59,391	BRL	310,619	Goldman Sachs International	02/03/26	368
USD	39,863	BRL	208,486	JPMorgan Chase Bank N.A.	02/03/26	247

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	203,989,500	USD	55,000	Citibank N.A.	02/12/26	$ 82
COP	242,777,176	USD	65,458	Citibank N.A.	02/12/26	98
AUD	62,000	USD	41,593	HSBC Bank PLC	02/25/26	1,580
AUD	109,385	USD	73,381	HSBC Bank PLC	02/25/26	2,787
CLP	72,715,320	USD	81,000	Goldman Sachs International	02/25/26	2,197
CLP	182,387,977	USD	203,168	Goldman Sachs International	02/25/26	5,509
COP	690,959,475	USD	182,750	Morgan Stanley & Co. International PLC	02/25/26	3,360
CZK	2,433,677	USD	117,000	HSBC Bank PLC	02/25/26	1,550
CZK	7,755,864	USD	372,834	HSBC Bank PLC	02/25/26	4,971
EUR	189,750	USD	221,989	BNP Paribas SA	02/25/26	3,165
HUF	4,896,913	USD	14,736	HSBC Bank PLC	02/25/26	456
HUF	63,471,838	USD	190,955	HSBC Bank PLC	02/25/26	5,964
IDR	1,582,283,200	USD	94,000	Citibank N.A.	02/25/26	304
IDR	9,818,084,089	USD	583,271	Citibank N.A.	02/25/26	1,888
JPY	5,309,542	USD	34,000	Citibank N.A.	02/25/26	373
JPY	5,621,868	USD	36,000	Citibank N.A.	02/25/26	395
KRW	31,912,320	USD	22,000	Barclays Bank PLC	02/25/26	13
KRW	32,190,400	USD	22,000	Barclays Bank PLC	02/25/26	205
KRW	35,116,800	USD	24,000	Barclays Bank PLC	02/25/26	224
KRW	77,367,068	USD	53,336	Barclays Bank PLC	02/25/26	33
MXN	3,618,068	USD	201,000	Morgan Stanley & Co. International PLC	02/25/26	5,638
MXN	10,421,962	USD	578,987	Morgan Stanley & Co. International PLC	02/25/26	16,242
MXN	1,210,408	USD	67,000	Toronto-Dominion Bank	02/25/26	2,130
MYR	88,616	USD	22,000	Barclays Bank PLC	02/25/26	496
MYR	96,672	USD	24,000	Barclays Bank PLC	02/25/26	541
MYR	429,798	USD	106,000	Barclays Bank PLC	02/25/26	3,106
MYR	2,463,173	USD	607,486	Barclays Bank PLC	02/25/26	17,802
PHP	513,823	USD	8,667	HSBC Bank PLC	02/25/26	48
PHP	1,189,435	USD	20,063	HSBC Bank PLC	02/25/26	110
PLN	401,541	USD	111,264	HSBC Bank PLC	02/25/26	1,742
PLN	1,749,194	USD	484,689	HSBC Bank PLC	02/25/26	7,588
RON	389,844	USD	89,240	Goldman Sachs International	02/25/26	1,370
USD	33,424	EUR	28,000	Citibank N.A.	02/25/26	200
USD	37,005	EUR	31,000	Citibank N.A.	02/25/26	221
USD	34,000	MXN	592,542	Barclays Bank PLC	02/25/26	158
USD	61,000	MXN	1,063,090	Barclays Bank PLC	02/25/26	284
USD	34,000	MXN	588,200	Morgan Stanley & Co. International PLC	02/25/26	406
USD	60,000	MXN	1,038,000	Morgan Stanley & Co. International PLC	02/25/26	717
USD	28,000	PEN	94,259	Goldman Sachs International	02/25/26	38
USD	53,353	PEN	179,608	Goldman Sachs International	02/25/26	73
USD	34,000	SGD	43,045	JPMorgan Chase Bank N.A.	02/25/26	110
USD	60,000	SGD	75,962	JPMorgan Chase Bank N.A.	02/25/26	194
USD	3,000	ZAR	47,702	Barclays Bank PLC	02/25/26	52
ZAR	6,081,266	USD	369,541	BNP Paribas SA	02/25/26	6,305
ZAR	1,283,358	USD	78,000	Morgan Stanley & Co. International PLC	02/25/26	1,316
MXN	274,169	USD	15,135	Goldman Sachs International	02/26/26	522
USD	75,358	IDR	1,258,915,161	Morgan Stanley & Co. International PLC	02/26/26	329
USD	20,214	PEN	68,130	Citibank N.A.	02/26/26	4
USD	20,484	PEN	68,870	Citibank N.A.	02/26/26	55
USD	545,116	BRL	2,851,120	Citibank N.A.	03/03/26	6,778
AUD	230,000	USD	152,795	Bank of America N.A.	03/18/26	7,349
AUD	131,000	USD	87,659	Citibank N.A.	03/18/26	3,553
AUD	4,267,050	USD	2,958,662	Goldman Sachs International	03/18/26	12,389
AUD	100,000	USD	66,868	JPMorgan Chase Bank N.A.	03/18/26	2,759
AUD	330,000	USD	221,718	JPMorgan Chase Bank N.A.	03/18/26	8,053
AUD	733,000	USD	496,347	Morgan Stanley & Co. International PLC	03/18/26	14,024
AUD	746,000	USD	502,963	Morgan Stanley & Co. International PLC	03/18/26	16,460
BRL	981,719	USD	177,677	Bank of America N.A.	03/18/26	7,034
BRL	392,000	USD	71,940	Barclays Bank PLC	03/18/26	1,815
BRL	190,000	USD	34,741	Goldman Sachs International	03/18/26	1,007
BRL	4,267,850	USD	767,581	Goldman Sachs International	03/18/26	35,420
BRL	4,959,531	USD	892,323	Goldman Sachs International	03/18/26	40,818
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	191,000	USD	34,895	HSBC Bank PLC	03/18/26	$ 1,042
BRL	995,000	USD	177,702	HSBC Bank PLC	03/18/26	9,508
CAD	218,000	USD	158,751	Citibank N.A.	03/18/26	1,648
CAD	376,000	USD	274,380	Citibank N.A.	03/18/26	2,271
CAD	456,940	USD	334,690	Citibank N.A.	03/18/26	1,515
CAD	627,000	USD	456,853	Citibank N.A.	03/18/26	4,477
CAD	1,017,060	USD	745,413	Citibank N.A.	03/18/26	2,913
CAD	250,250	USD	180,834	HSBC Bank PLC	03/18/26	3,293
CAD	836,000	USD	603,982	JPMorgan Chase Bank N.A.	03/18/26	11,125
CAD	185,260	USD	134,433	Morgan Stanley & Co. International PLC	03/18/26	1,877
CAD	249,000	USD	180,734	Morgan Stanley & Co. International PLC	03/18/26	2,474
CAD	274,000	USD	198,597	Morgan Stanley & Co. International PLC	03/18/26	3,005
CAD	301,000	USD	217,365	Morgan Stanley & Co. International PLC	03/18/26	4,103
CAD	401,000	USD	293,389	Morgan Stanley & Co. International PLC	03/18/26	1,657
CHF	60,000	EUR	64,654	Barclays Bank PLC	03/18/26	1,180
CHF	120,000	EUR	129,584	Barclays Bank PLC	03/18/26	2,033
CHF	148,000	EUR	159,450	Barclays Bank PLC	03/18/26	2,947
CHF	256,000	EUR	275,327	Barclays Bank PLC	03/18/26	5,666
CHF	559,000	EUR	604,093	Barclays Bank PLC	03/18/26	8,938
CHF	218,000	EUR	236,007	JPMorgan Chase Bank N.A.	03/18/26	2,985
CHF	275,000	EUR	296,372	JPMorgan Chase Bank N.A.	03/18/26	5,361
CLP	146,803,000	USD	158,998	Citibank N.A.	03/18/26	8,952
CLP	64,997,000	USD	73,494	Goldman Sachs International	03/18/26	866
CLP	789,691,450	USD	854,339	Morgan Stanley & Co. International PLC	03/18/26	49,108
COP	836,793,100	USD	213,891	Bank of America N.A.	03/18/26	10,548
COP	441,224,000	USD	117,660	Goldman Sachs International	03/18/26	682
COP	523,050,000	USD	140,003	Goldman Sachs International	03/18/26	286
COP	789,666,000	USD	205,482	Goldman Sachs International	03/18/26	6,316
EUR	108,972	CZK	2,645,000	Barclays Bank PLC	03/18/26	559
EUR	129,411	CZK	3,151,000	Barclays Bank PLC	03/18/26	182
EUR	130,903	CZK	3,180,000	Barclays Bank PLC	03/18/26	540
EUR	149,959	CZK	3,648,000	Barclays Bank PLC	03/18/26	371
EUR	43,334	CZK	1,055,000	Morgan Stanley & Co. International PLC	03/18/26	67
EUR	130,296	CZK	3,168,000	Morgan Stanley & Co. International PLC	03/18/26	404
EUR	64,341	CZK	1,562,000	Societe Generale	03/18/26	316
EUR	129,325	CZK	3,143,000	State Street Bank and Trust Co.	03/18/26	468
EUR	44,000	USD	51,237	Barclays Bank PLC	03/18/26	1,024
EUR	100,000	USD	118,404	Barclays Bank PLC	03/18/26	371
EUR	351,000	USD	410,312	BNP Paribas SA	03/18/26	6,589
EUR	243,000	USD	284,719	Citibank N.A.	03/18/26	3,904
EUR	1,295,360	USD	1,515,096	Citibank N.A.	03/18/26	23,471
EUR	111,000	USD	129,830	JPMorgan Chase Bank N.A.	03/18/26	2,011
EUR	585,000	USD	687,919	JPMorgan Chase Bank N.A.	03/18/26	6,916
EUR	96,000	USD	112,949	Societe Generale	03/18/26	1,076
EUR	281,000	USD	330,227	Societe Generale	03/18/26	3,532
GBP	521,000	USD	696,952	Bank of America N.A.	03/18/26	15,920
GBP	83,000	USD	111,473	Barclays Bank PLC	03/18/26	2,094
GBP	340,000	USD	457,550	Barclays Bank PLC	03/18/26	7,664
GBP	146,000	USD	196,764	Citibank N.A.	03/18/26	3,005
GBP	198,000	USD	267,116	Goldman Sachs International	03/18/26	3,802
GBP	252,000	USD	335,792	JPMorgan Chase Bank N.A.	03/18/26	9,014
GBP	660,000	USD	893,206	JPMorgan Chase Bank N.A.	03/18/26	9,856
GBP	745,000	USD	1,003,932	JPMorgan Chase Bank N.A.	03/18/26	15,434
GBP	269,000	USD	359,084	Morgan Stanley & Co. International PLC	03/18/26	8,983
HUF	60,500,000	EUR	155,533	Goldman Sachs International	03/18/26	2,721
HUF	91,571,000	EUR	236,383	HSBC Bank PLC	03/18/26	2,964
HUF	203,545,000	EUR	529,129	HSBC Bank PLC	03/18/26	2,200
HUF	75,182,000	EUR	193,856	JPMorgan Chase Bank N.A.	03/18/26	2,694
HUF	50,652,000	EUR	130,632	Morgan Stanley & Co. International PLC	03/18/26	1,784
HUF	57,858,750	EUR	149,532	UBS AG	03/18/26	1,665
JPY	14,594,000	USD	93,619	HSBC Bank PLC	03/18/26	1,030
JPY	9,554,000	USD	61,177	JPMorgan Chase Bank N.A.	03/18/26	785

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	161,453,377	USD	1,044,493	Morgan Stanley & Co. International PLC	03/18/26	$ 2,606
KRW	306,853,000	USD	209,671	HSBC Bank PLC	03/18/26	2,160
KRW	473,182,685	USD	323,270	JPMorgan Chase Bank N.A.	03/18/26	3,384
MXN	2,379,325	USD	130,758	Bank of America N.A.	03/18/26	4,862
MXN	807,000	USD	44,496	Barclays Bank PLC	03/18/26	1,503
MXN	1,096,000	USD	60,642	Barclays Bank PLC	03/18/26	1,829
MXN	2,804,000	USD	152,664	Goldman Sachs International	03/18/26	7,162
MXN	2,936,000	USD	162,660	Goldman Sachs International	03/18/26	4,690
MXN	12,331,587	USD	669,242	Goldman Sachs International	03/18/26	33,650
MXN	755,000	USD	41,597	JPMorgan Chase Bank N.A.	03/18/26	1,437
MXN	1,729,500	USD	95,241	Morgan Stanley & Co. International PLC	03/18/26	3,339
MXN	2,524,000	USD	140,818	Morgan Stanley & Co. International PLC	03/18/26	3,048
MXN	5,370,000	USD	296,144	Morgan Stanley & Co. International PLC	03/18/26	9,942
MXN	1,660,000	USD	91,879	State Street Bank and Trust Co.	03/18/26	2,740
MXN	1,750,000	USD	96,308	State Street Bank and Trust Co.	03/18/26	3,440
MXN	2,152,000	USD	118,613	State Street Bank and Trust Co.	03/18/26	4,049
MXN	2,830,000	USD	155,940	State Street Bank and Trust Co.	03/18/26	5,368
MYR	63,630	USD	15,734	Barclays Bank PLC	03/18/26	430
MYR	318,376	USD	78,728	Barclays Bank PLC	03/18/26	2,151
MYR	317,994	USD	78,523	Morgan Stanley & Co. International PLC	03/18/26	2,259
NOK	1,548,000	EUR	129,395	BNP Paribas SA	03/18/26	7,017
NOK	1,554,000	EUR	130,661	Citibank N.A.	03/18/26	6,137
NOK	1,143,000	EUR	97,391	Goldman Sachs International	03/18/26	2,985
NOK	1,637,000	EUR	139,362	Goldman Sachs International	03/18/26	4,418
NOK	1,870,000	EUR	158,865	Goldman Sachs International	03/18/26	5,443
NZD	262,000	USD	152,946	Bank of America N.A.	03/18/26	5,056
NZD	305,000	USD	177,878	Bank of America N.A.	03/18/26	6,056
NZD	338,000	USD	195,580	Bank of America N.A.	03/18/26	8,254
NZD	502,800	USD	290,463	Bank of America N.A.	03/18/26	12,756
NZD	576,000	USD	334,011	Bank of America N.A.	03/18/26	13,351
NZD	51,402	USD	29,869	Barclays Bank PLC	03/18/26	1,129
NZD	310,000	USD	180,273	Barclays Bank PLC	03/18/26	6,676
NZD	398,000	USD	229,258	Barclays Bank PLC	03/18/26	10,759
NZD	381,550	USD	220,282	Citibank N.A.	03/18/26	9,816
NZD	314,598	USD	182,703	Goldman Sachs International	03/18/26	7,019
NZD	263,000	USD	152,590	Morgan Stanley & Co. International PLC	03/18/26	6,015
NZD	959,000	USD	553,893	Morgan Stanley & Co. International PLC	03/18/26	24,441
PHP	5,654,000	USD	95,772	HSBC Bank PLC	03/18/26	51
PHP	9,038,000	USD	153,135	HSBC Bank PLC	03/18/26	40
PHP	9,708,000	USD	163,762	Societe Generale	03/18/26	767
PLN	215,000	EUR	50,872	Goldman Sachs International	03/18/26	83
PLN	462,000	EUR	109,358	Goldman Sachs International	03/18/26	128
PLN	1,614,000	EUR	380,971	Morgan Stanley & Co. International PLC	03/18/26	1,723
PLN	314,000	EUR	74,207	State Street Bank and Trust Co.	03/18/26	229
SEK	1,371,000	EUR	127,012	Goldman Sachs International	03/18/26	3,391
SEK	577,000	EUR	53,857	JPMorgan Chase Bank N.A.	03/18/26	949
SEK	866,057	EUR	81,081	JPMorgan Chase Bank N.A.	03/18/26	1,136
SEK	2,010,000	EUR	189,806	JPMorgan Chase Bank N.A.	03/18/26	700
SEK	1,298,000	EUR	121,183	Morgan Stanley & Co. International PLC	03/18/26	2,101
SEK	2,746,443	EUR	256,948	Morgan Stanley & Co. International PLC	03/18/26	3,808
SEK	11,921,300	EUR	1,098,628	Toronto-Dominion Bank	03/18/26	36,356
SGD	60,000	USD	46,786	Bank of America N.A.	03/18/26	521
SGD	228,000	USD	177,390	Citibank N.A.	03/18/26	2,377
SGD	101,000	USD	79,287	HSBC Bank PLC	03/18/26	346
SGD	876,000	USD	685,786	HSBC Bank PLC	03/18/26	4,896
SGD	92,000	USD	71,726	Morgan Stanley & Co. International PLC	03/18/26	811
SGD	100,000	USD	77,962	State Street Bank and Trust Co.	03/18/26	883
SGD	122,000	USD	95,373	State Street Bank and Trust Co.	03/18/26	818
SGD	592,400	USD	460,124	UBS AG	03/18/26	6,954
THB	16,418,660	USD	517,996	HSBC Bank PLC	03/18/26	5,332
USD	4,879	AUD	7,000	Morgan Stanley & Co. International PLC	03/18/26	5
USD	84,198	AUD	120,000	UBS AG	03/18/26	645
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	824,436	CLP	720,326,000	Goldman Sachs International	03/18/26	$ 346
USD	83,865	COP	310,178,000	BNP Paribas SA	03/18/26	671
USD	80,188	EUR	67,000	Citibank N.A.	03/18/26	608
USD	121,455	EUR	102,000	State Street Bank and Trust Co.	03/18/26	304
USD	80,880	INR	7,399,000	HSBC Bank PLC	03/18/26	464
USD	153,888	INR	13,926,000	HSBC Bank PLC	03/18/26	2,533
USD	1,599,576	INR	147,121,000	HSBC Bank PLC	03/18/26	585
USD	1,931,333	JPY	297,094,208	Toronto-Dominion Bank	03/18/26	4,539
USD	184,997	PHP	10,900,000	BNP Paribas SA	03/18/26	266
USD	153,263	THB	4,797,000	Barclays Bank PLC	03/18/26	363
USD	132,422	THB	4,145,000	Goldman Sachs International	03/18/26	305
USD	362,090	THB	11,349,000	Goldman Sachs International	03/18/26	353
USD	64,302	THB	1,997,000	HSBC Bank PLC	03/18/26	649
USD	92,193	THB	2,891,000	HSBC Bank PLC	03/18/26	46
USD	44,655	THB	1,400,000	UBS AG	03/18/26	31
USD	144,337	THB	4,499,000	UBS AG	03/18/26	936
USD	189,619	TWD	5,994,250	Goldman Sachs International	03/18/26	254
ZAR	2,220,742	USD	130,758	Bank of America N.A.	03/18/26	6,282
ZAR	2,610,000	USD	154,944	Barclays Bank PLC	03/18/26	6,117
ZAR	3,556,000	USD	210,280	Barclays Bank PLC	03/18/26	9,158
ZAR	1,159,000	USD	68,693	Citibank N.A.	03/18/26	2,828
ZAR	1,677,000	USD	99,297	Citibank N.A.	03/18/26	4,190
ZAR	11,476,319	USD	669,242	Citibank N.A.	03/18/26	38,954
ZAR	20,634,500	USD	1,205,563	Citibank N.A.	03/18/26	67,779
ZAR	2,620,000	USD	152,876	Morgan Stanley & Co. International PLC	03/18/26	8,802
IDR	714,857,170	USD	42,493	Bank of America N.A.	03/25/26	74
IDR	1,605,807,000	USD	95,478	HSBC Bank PLC	03/25/26	141
IDR	4,257,668,360	USD	250,879	HSBC Bank PLC	03/25/26	2,647
IDR	3,463,684,000	USD	206,000	JPMorgan Chase Bank N.A.	03/25/26	248
IDR	1,130,937,000	USD	66,916	Morgan Stanley & Co. International PLC	03/25/26	426
IDR	2,003,608,640	USD	118,068	Societe Generale	03/25/26	1,239
IDR	2,555,918,938	USD	152,174	Societe Generale	03/25/26	20
USD	195,264	IDR	3,270,776,108	Bank of America N.A.	03/25/26	503
USD	30,693	IDR	514,033,927	Goldman Sachs International	03/25/26	85
USD	153,082	IDR	2,557,786,000	HSBC Bank PLC	03/25/26	777
EGP	1,081,300	USD	22,000	Societe Generale	04/20/26	142
EGP	2,198,086	USD	44,722	Societe Generale	04/20/26	288
IDR	882,427,854	USD	52,328	Citibank N.A.	04/27/26	156
IDR	506,040,696	USD	29,737	State Street Bank and Trust Co.	04/27/26	361
USD	78,689	CNH	545,096	Morgan Stanley & Co. International PLC	04/27/26	9
USD	72,734	PEN	244,502	Societe Generale	04/27/26	295
USD	178,388	THB	5,538,760	JPMorgan Chase Bank N.A.	04/27/26	1,358
USD	291,023	THB	9,035,977	JPMorgan Chase Bank N.A.	04/27/26	2,216
USD	5,107	TRY	236,350	Barclays Bank PLC	04/27/26	4
BRL	143,234	USD	25,765	JPMorgan Chase Bank N.A.	06/02/26	723
USD	32,628	COP	123,969,216	State Street Bank and Trust Co.	07/07/26	248
USD	34,429	COP	130,278,364	State Street Bank and Trust Co.	07/07/26	401
NGN	20,912,500	USD	14,000	Citibank N.A.	07/28/26	228
NGN	43,704,137	USD	29,258	Citibank N.A.	07/28/26	475
MXN	204,200	USD	11,134	Goldman Sachs International	08/18/26	333
MXN	796,200	USD	43,324	Goldman Sachs International	08/18/26	1,387
MXN	5,104,125	USD	271,055	Morgan Stanley & Co. International PLC	08/18/26	15,573
USD	1,113,153	HKD	8,600,000	Citibank N.A.	12/16/26	4,073
						1,116,939
BRL	58,410	USD	11,168	BNP Paribas SA	02/03/26	(69)
BRL	471,989	USD	90,245	Citibank N.A.	02/03/26	(560)
BRL	2,273,927	USD	434,777	Citibank N.A.	02/03/26	(2,697)
BRL	2,534,030	USD	484,509	Citibank N.A.	02/03/26	(3,006)
BRL	2,851,120	USD	548,503	Citibank N.A.	02/03/26	(6,749)
BRL	136,668	USD	26,131	JPMorgan Chase Bank N.A.	02/03/26	(162)
BRL	649,011	USD	124,092	JPMorgan Chase Bank N.A.	02/03/26	(770)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	119,702	USD	22,887	Morgan Stanley & Co. International PLC	02/03/26	$ (142)
BRL	121,993	USD	23,325	Morgan Stanley & Co. International PLC	02/03/26	(145)
USD	11,000	BRL	58,410	BNP Paribas SA	02/03/26	(99)
USD	404,347	BRL	2,273,927	Citibank N.A.	02/03/26	(27,732)
USD	25,129	BRL	136,668	JPMorgan Chase Bank N.A.	02/03/26	(840)
USD	119,645	BRL	649,011	JPMorgan Chase Bank N.A.	02/03/26	(3,676)
USD	22,000	BRL	119,702	Morgan Stanley & Co. International PLC	02/03/26	(745)
USD	22,421	BRL	121,993	Morgan Stanley & Co. International PLC	02/03/26	(759)
AUD	120,000	USD	84,205	UBS AG	02/04/26	(644)
USD	28,941	TRY	1,308,604	Goldman Sachs International	02/04/26	(1,127)
BRL	312,162	USD	60,000	Goldman Sachs International	02/25/26	(984)
CLP	19,155,400	USD	22,000	Citibank N.A.	02/25/26	(84)
CNH	1,056,713	USD	152,000	Societe Generale	02/25/26	(2)
CNH	3,457,607	USD	497,350	Societe Generale	02/25/26	(6)
COP	181,001,520	GBP	36,000	Morgan Stanley & Co. International PLC	02/25/26	(507)
COP	166,770,000	USD	45,000	Citibank N.A.	02/25/26	(80)
COP	177,888,000	USD	48,000	Citibank N.A.	02/25/26	(86)
EUR	39,610	HUF	15,398,366	Toronto-Dominion Bank	02/25/26	(772)
HUF	10,839,540	USD	34,000	Deutsche Bank AG	02/25/26	(371)
HUF	15,302,880	USD	48,000	Deutsche Bank AG	02/25/26	(523)
INR	14,347,365	USD	159,000	JPMorgan Chase Bank N.A.	02/25/26	(2,760)
INR	62,756,999	USD	695,484	JPMorgan Chase Bank N.A.	02/25/26	(12,071)
KRW	31,585,400	USD	22,000	Societe Generale	02/25/26	(212)
KRW	34,456,800	USD	24,000	Societe Generale	02/25/26	(231)
PEN	46,745	USD	14,000	Citibank N.A.	02/25/26	(133)
PEN	46,767	USD	14,000	Citibank N.A.	02/25/26	(127)
PEN	89,068	USD	26,676	Citibank N.A.	02/25/26	(254)
PEN	89,115	USD	26,677	Citibank N.A.	02/25/26	(242)
THB	3,742,860	USD	120,000	HSBC Bank PLC	02/25/26	(872)
THB	17,092,644	USD	548,008	HSBC Bank PLC	02/25/26	(3,983)
USD	37,617	AUD	54,692	HSBC Bank PLC	02/25/26	(467)
USD	42,643	AUD	62,000	HSBC Bank PLC	02/25/26	(529)
USD	35,000	COP	132,331,500	Morgan Stanley & Co. International PLC	02/25/26	(644)
USD	110,758	EUR	95,000	State Street Bank and Trust Co.	02/25/26	(1,967)
USD	42,137	EUR	36,017	Toronto-Dominion Bank	02/25/26	(600)
USD	34,000	JPY	5,350,679	State Street Bank and Trust Co.	02/25/26	(639)
USD	34,000	MYR	134,045	Barclays Bank PLC	02/25/26	(28)
USD	48,000	MYR	189,240	Barclays Bank PLC	02/25/26	(39)
USD	8,667	PHP	511,873	JPMorgan Chase Bank N.A.	02/25/26	(15)
USD	20,063	PHP	1,184,921	JPMorgan Chase Bank N.A.	02/25/26	(34)
USD	38,000	SGD	48,705	State Street Bank and Trust Co.	02/25/26	(346)
USD	60,754	SGD	77,868	State Street Bank and Trust Co.	02/25/26	(553)
USD	21,000	TRY	934,448	Barclays Bank PLC	02/25/26	(125)
USD	34,000	ZAR	561,112	Morgan Stanley & Co. International PLC	02/25/26	(679)
USD	36,000	ZAR	594,119	Morgan Stanley & Co. International PLC	02/25/26	(719)
ZAR	96,797	USD	6,000	Citibank N.A.	02/25/26	(18)
ZAR	354,922	USD	22,000	Citibank N.A.	02/25/26	(64)
ZAR	580,781	USD	36,000	Citibank N.A.	02/25/26	(106)
ZAR	47,608	USD	3,000	JPMorgan Chase Bank N.A.	02/25/26	(58)
PEN	51,598	USD	15,386	Societe Generale	02/26/26	(80)
PEN	90,742	USD	27,067	Societe Generale	02/26/26	(149)
USD	189,252	COP	735,273,896	Citibank N.A.	02/26/26	(8,756)
USD	130,976	CZK	2,722,653	Goldman Sachs International	02/26/26	(1,651)
USD	116,202	EUR	99,354	Morgan Stanley & Co. International PLC	02/26/26	(1,695)
USD	19,527	EUR	16,690	State Street Bank and Trust Co.	02/26/26	(278)
USD	39,830	EUR	34,043	State Street Bank and Trust Co.	02/26/26	(566)
USD	102,368	MXN	1,854,398	Toronto-Dominion Bank	02/26/26	(3,533)
USD	40,691	PEN	137,240	Barclays Bank PLC	02/26/26	(20)
USD	165,325	PLN	599,673	Goldman Sachs International	02/26/26	(3,441)
USD	267,931	ZAR	4,577,341	State Street Bank and Trust Co.	02/26/26	(14,946)
BRL	474,922	USD	90,802	Citibank N.A.	03/03/26	(1,129)
BRL	2,549,776	USD	487,501	Citibank N.A.	03/03/26	(6,061)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	114,620	USD	22,000	Goldman Sachs International	03/03/26	$ (358)
USD	78,065	BRL	440,380	Barclays Bank PLC	03/03/26	(5,086)
BRL	1,161,582	USD	222,000	Goldman Sachs International	03/18/26	(3,447)
COP	760,449,000	USD	206,000	JPMorgan Chase Bank N.A.	03/18/26	(2,038)
CZK	9,282,000	EUR	381,485	Goldman Sachs International	03/18/26	(861)
CZK	15,423,800	EUR	634,159	HSBC Bank PLC	03/18/26	(1,726)
EUR	51,703	CHF	48,000	Barclays Bank PLC	03/18/26	(968)
EUR	65,841	CHF	61,000	Barclays Bank PLC	03/18/26	(1,071)
EUR	131,456	CHF	122,000	Barclays Bank PLC	03/18/26	(2,409)
EUR	194,649	CHF	181,000	Barclays Bank PLC	03/18/26	(4,025)
EUR	106,954	CHF	99,000	JPMorgan Chase Bank N.A.	03/18/26	(1,621)
EUR	129,089	CHF	120,000	JPMorgan Chase Bank N.A.	03/18/26	(2,621)
EUR	129,375	CHF	120,000	JPMorgan Chase Bank N.A.	03/18/26	(2,281)
EUR	184,232	CHF	171,000	JPMorgan Chase Bank N.A.	03/18/26	(3,403)
EUR	357,111	CHF	330,000	JPMorgan Chase Bank N.A.	03/18/26	(4,694)
EUR	412,747	CHF	384,400	Societe Generale	03/18/26	(9,308)
EUR	129,189	CZK	3,154,000	Barclays Bank PLC	03/18/26	(229)
EUR	270,958	HUF	105,030,000	Barclays Bank PLC	03/18/26	(3,599)
EUR	280,808	HUF	109,318,000	Barclays Bank PLC	03/18/26	(5,186)
EUR	94,863	HUF	37,349,000	HSBC Bank PLC	03/18/26	(3,050)
EUR	129,157	HUF	50,090,000	HSBC Bank PLC	03/18/26	(1,795)
EUR	165,912	HUF	64,373,000	HSBC Bank PLC	03/18/26	(2,394)
EUR	58,276	HUF	22,768,000	Morgan Stanley & Co. International PLC	03/18/26	(1,328)
EUR	64,188	HUF	24,900,100	Morgan Stanley & Co. International PLC	03/18/26	(912)
EUR	238,623	HUF	92,908,000	Royal Bank of Canada	03/18/26	(4,445)
EUR	82,848	HUF	32,573,000	Toronto-Dominion Bank	03/18/26	(2,523)
EUR	48,072	NOK	577,000	BNP Paribas SA	03/18/26	(2,804)
EUR	84,966	NOK	1,008,000	BNP Paribas SA	03/18/26	(3,727)
EUR	129,644	NOK	1,543,000	BNP Paribas SA	03/18/26	(6,202)
EUR	51,348	NOK	609,000	Goldman Sachs International	03/18/26	(2,235)
EUR	106,892	NOK	1,242,000	JPMorgan Chase Bank N.A.	03/18/26	(1,977)
EUR	111,012	NOK	1,314,000	JPMorgan Chase Bank N.A.	03/18/26	(4,559)
EUR	59,350	NOK	700,000	Morgan Stanley & Co. International PLC	03/18/26	(2,178)
EUR	64,216	NOK	759,000	State Street Bank and Trust Co.	03/18/26	(2,524)
EUR	86,162	PLN	364,000	Citibank N.A.	03/18/26	(100)
EUR	133,500	PLN	565,000	JPMorgan Chase Bank N.A.	03/18/26	(440)
EUR	1,652,169	PLN	7,021,550	Morgan Stanley & Co. International PLC	03/18/26	(13,680)
EUR	173,241	SEK	1,873,000	Barclays Bank PLC	03/18/26	(4,962)
EUR	129,342	SEK	1,407,000	Citibank N.A.	03/18/26	(4,674)
EUR	307,920	SEK	3,329,752	Citibank N.A.	03/18/26	(8,895)
EUR	41,318	SEK	447,248	Goldman Sachs International	03/18/26	(1,244)
EUR	187,354	SEK	2,029,000	Goldman Sachs International	03/18/26	(5,751)
EUR	216,891	SEK	2,356,000	Goldman Sachs International	03/18/26	(7,458)
EUR	92,194	SEK	1,005,000	HSBC Bank PLC	03/18/26	(3,568)
EUR	75,610	SEK	815,000	Morgan Stanley & Co. International PLC	03/18/26	(1,889)
EUR	127,192	SEK	1,354,000	Morgan Stanley & Co. International PLC	03/18/26	(1,265)
EUR	129,072	SEK	1,382,000	Morgan Stanley & Co. International PLC	03/18/26	(2,181)
EUR	190,251	SEK	2,039,000	Morgan Stanley & Co. International PLC	03/18/26	(3,435)
EUR	255,788	SEK	2,753,000	Morgan Stanley & Co. International PLC	03/18/26	(5,925)
INR	7,634,000	USD	84,235	Bank of America N.A.	03/18/26	(1,265)
INR	13,816,000	USD	152,521	Bank of America N.A.	03/18/26	(2,361)
INR	9,456,000	USD	103,724	Goldman Sachs International	03/18/26	(951)
INR	13,667,000	USD	150,890	Goldman Sachs International	03/18/26	(2,350)
INR	13,927,000	USD	152,279	Goldman Sachs International	03/18/26	(913)
INR	15,313,000	USD	168,885	Goldman Sachs International	03/18/26	(2,455)
INR	8,462,000	USD	93,548	HSBC Bank PLC	03/18/26	(1,579)
INR	14,236,000	USD	156,786	HSBC Bank PLC	03/18/26	(2,061)
INR	17,356,000	USD	190,608	HSBC Bank PLC	03/18/26	(1,974)
INR	54,578,500	USD	602,126	JPMorgan Chase Bank N.A.	03/18/26	(8,937)
JPY	23,581,000	USD	153,322	HSBC Bank PLC	03/18/26	(388)
JPY	19,581,000	USD	127,697	JPMorgan Chase Bank N.A.	03/18/26	(705)
KRW	132,152,000	USD	91,469	Bank of America N.A.	03/18/26	(240)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	100,288,000	USD	69,496	HSBC Bank PLC	03/18/26	$ (264)
MXN	3,955,369	USD	230,000	Morgan Stanley & Co. International PLC	03/18/26	(4,547)
PHP	3,576,000	USD	60,716	Bank of America N.A.	03/18/26	(111)
PHP	12,229,000	USD	208,012	Bank of America N.A.	03/18/26	(757)
PHP	7,132,000	USD	121,299	JPMorgan Chase Bank N.A.	03/18/26	(427)
PLN	5,346,000	EUR	1,269,644	Citibank N.A.	03/18/26	(3,519)
THB	3,771,000	USD	120,287	HSBC Bank PLC	03/18/26	(90)
THB	32,803,000	USD	1,054,215	JPMorgan Chase Bank N.A.	03/18/26	(8,653)
TWD	5,600,000	USD	179,481	BNP Paribas SA	03/18/26	(2,571)
TWD	4,774,000	USD	152,925	Goldman Sachs International	03/18/26	(2,108)
TWD	11,433,350	USD	366,877	Goldman Sachs International	03/18/26	(5,683)
TWD	2,326,000	USD	73,624	HSBC Bank PLC	03/18/26	(143)
USD	461,633	AUD	692,000	Bank of America N.A.	03/18/26	(20,191)
USD	192,417	AUD	286,650	Citibank N.A.	03/18/26	(7,171)
USD	79,289	AUD	120,000	HSBC Bank PLC	03/18/26	(4,264)
USD	182,962	AUD	275,000	HSBC Bank PLC	03/18/26	(8,514)
USD	73,096	AUD	110,000	Morgan Stanley & Co. International PLC	03/18/26	(3,495)
USD	72,237	AUD	108,000	State Street Bank and Trust Co.	03/18/26	(2,961)
USD	264,095	AUD	399,000	State Street Bank and Trust Co.	03/18/26	(13,720)
USD	550,417	AUD	822,500	State Street Bank and Trust Co.	03/18/26	(22,271)
USD	20,584	AUD	31,000	Toronto-Dominion Bank	03/18/26	(1,000)
USD	2,730,960	AUD	4,108,900	Toronto-Dominion Bank	03/18/26	(129,975)
USD	85,631	BRL	467,000	Bank of America N.A.	03/18/26	(2,235)
USD	446,162	BRL	2,441,622	Citibank N.A.	03/18/26	(13,232)
USD	60,545	BRL	329,000	Goldman Sachs International	03/18/26	(1,357)
USD	429,447	BRL	2,306,000	Goldman Sachs International	03/18/26	(4,430)
USD	107,887	BRL	597,000	HSBC Bank PLC	03/18/26	(4,439)
USD	115,845	BRL	641,000	HSBC Bank PLC	03/18/26	(4,760)
USD	150,809	BRL	849,000	HSBC Bank PLC	03/18/26	(8,931)
USD	151,644	BRL	847,000	HSBC Bank PLC	03/18/26	(7,720)
USD	84,674	CAD	116,000	HSBC Bank PLC	03/18/26	(676)
USD	118,607	CAD	163,000	HSBC Bank PLC	03/18/26	(1,324)
USD	165,451	CAD	227,000	HSBC Bank PLC	03/18/26	(1,569)
USD	264,028	CAD	364,000	HSBC Bank PLC	03/18/26	(3,793)
USD	211,047	CAD	290,000	JPMorgan Chase Bank N.A.	03/18/26	(2,327)
USD	331,495	CAD	455,000	JPMorgan Chase Bank N.A.	03/18/26	(3,282)
USD	510,672	CAD	701,000	JPMorgan Chase Bank N.A.	03/18/26	(5,105)
USD	1,686,787	CAD	2,323,000	JPMorgan Chase Bank N.A.	03/18/26	(22,416)
USD	398,900	CAD	553,000	Morgan Stanley & Co. International PLC	03/18/26	(7,983)
USD	88,309	CLP	78,156,000	Deutsche Bank AG	03/18/26	(1,106)
USD	90,968	CLP	80,741,000	Deutsche Bank AG	03/18/26	(1,404)
USD	82,252	CLP	73,568,000	Goldman Sachs International	03/18/26	(1,913)
USD	53,094	CLP	48,700,000	Morgan Stanley & Co. International PLC	03/18/26	(2,621)
USD	155,411	COP	608,124,000	Bank of America N.A.	03/18/26	(7,695)
USD	96,895	COP	379,045,000	BNP Paribas SA	03/18/26	(4,770)
USD	152,392	COP	588,417,000	BNP Paribas SA	03/18/26	(5,428)
USD	97,381	COP	378,422,000	Citibank N.A.	03/18/26	(4,117)
USD	83,576	COP	326,547,000	Goldman Sachs International	03/18/26	(4,008)
USD	96,523	EUR	82,000	Bank of America N.A.	03/18/26	(872)
USD	1,019,183	EUR	864,000	BNP Paribas SA	03/18/26	(7,035)
USD	12,570,734	EUR	10,640,000	BNP Paribas SA	03/18/26	(66,955)
USD	45,886	EUR	39,000	Citibank N.A.	03/18/26	(436)
USD	114,384	EUR	97,000	HSBC Bank PLC	03/18/26	(828)
USD	190,820	EUR	163,000	HSBC Bank PLC	03/18/26	(2,784)
USD	582,095	EUR	500,000	HSBC Bank PLC	03/18/26	(11,781)
USD	152,309	EUR	130,000	JPMorgan Chase Bank N.A.	03/18/26	(2,099)
USD	312,812	EUR	266,000	JPMorgan Chase Bank N.A.	03/18/26	(3,130)
USD	52,931	EUR	45,000	Morgan Stanley & Co. International PLC	03/18/26	(518)
USD	57,479	EUR	49,000	Morgan Stanley & Co. International PLC	03/18/26	(721)
USD	216,517	EUR	186,000	Morgan Stanley & Co. International PLC	03/18/26	(4,405)
USD	229,022	EUR	194,000	Morgan Stanley & Co. International PLC	03/18/26	(1,402)
USD	357,917	EUR	303,000	Morgan Stanley & Co. International PLC	03/18/26	(1,972)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	415,665	EUR	354,000	Morgan Stanley & Co. International PLC	03/18/26	$ (4,799)
USD	746,456	EUR	634,000	Morgan Stanley & Co. International PLC	03/18/26	(6,579)
USD	120,305	EUR	102,000	Toronto-Dominion Bank	03/18/26	(846)
USD	71,415	GBP	53,000	Bank of America N.A.	03/18/26	(1,103)
USD	590,035	GBP	440,000	Barclays Bank PLC	03/18/26	(12,006)
USD	192,628	GBP	144,000	Citibank N.A.	03/18/26	(4,404)
USD	327,073	GBP	243,000	Citibank N.A.	03/18/26	(5,418)
USD	333,893	GBP	248,000	Citibank N.A.	03/18/26	(5,440)
USD	451,950	GBP	334,000	Citibank N.A.	03/18/26	(5,054)
USD	127,640	GBP	95,000	HSBC Bank PLC	03/18/26	(2,347)
USD	1,579,373	GBP	1,180,000	HSBC Bank PLC	03/18/26	(35,193)
USD	501,887	GBP	373,000	JPMorgan Chase Bank N.A.	03/18/26	(8,479)
USD	881,186	GBP	660,000	State Street Bank and Trust Co.	03/18/26	(21,876)
USD	831,327	GBP	623,930	UBS AG	03/18/26	(22,381)
USD	70,872	JPY	11,167,000	Goldman Sachs International	03/18/26	(1,551)
USD	130,871	JPY	20,568,000	Goldman Sachs International	03/18/26	(2,522)
USD	870,239	JPY	134,753,000	Goldman Sachs International	03/18/26	(3,697)
USD	62,302	JPY	9,630,000	JPMorgan Chase Bank N.A.	03/18/26	(153)
USD	229,031	JPY	35,575,000	JPMorgan Chase Bank N.A.	03/18/26	(1,689)
USD	71,208	JPY	11,282,488	UBS AG	03/18/26	(1,964)
USD	183,267	KRW	268,470,000	Goldman Sachs International	03/18/26	(2,067)
USD	80,538	KRW	118,665,000	HSBC Bank PLC	03/18/26	(1,380)
USD	136,709	KRW	202,036,000	HSBC Bank PLC	03/18/26	(2,763)
USD	135,649	KRW	199,532,000	JPMorgan Chase Bank N.A.	03/18/26	(2,095)
USD	152,013	KRW	223,773,000	JPMorgan Chase Bank N.A.	03/18/26	(2,465)
USD	76,995	MXN	1,362,000	Bank of America N.A.	03/18/26	(638)
USD	153,411	MXN	2,776,000	Barclays Bank PLC	03/18/26	(4,819)
USD	545,525	MXN	9,584,000	Goldman Sachs International	03/18/26	(756)
USD	691,143	MXN	12,692,000	Societe Generale	03/18/26	(32,293)
USD	170,978	MYR	700,000	Barclays Bank PLC	03/18/26	(6,847)
USD	111,401	NZD	190,000	Bank of America N.A.	03/18/26	(3,180)
USD	1,598,247	NZD	2,707,000	JPMorgan Chase Bank N.A.	03/18/26	(34,236)
USD	457,636	NZD	781,000	Morgan Stanley & Co. International PLC	03/18/26	(13,354)
USD	570,534	NZD	982,880	State Street Bank and Trust Co.	03/18/26	(22,202)
USD	51,809	PHP	3,063,000	Bank of America N.A.	03/18/26	(102)
USD	69,450	PHP	4,140,970	Bank of America N.A.	03/18/26	(730)
USD	108,291	PHP	6,442,000	Bank of America N.A.	03/18/26	(887)
USD	109,570	PHP	6,543,000	Bank of America N.A.	03/18/26	(1,319)
USD	287,337	PHP	17,000,000	Bank of America N.A.	03/18/26	(775)
USD	399,290	PHP	23,771,760	Goldman Sachs International	03/18/26	(3,588)
USD	126,224	PHP	7,517,000	Societe Generale	03/18/26	(1,173)
USD	290,573	SGD	372,000	Bank of America N.A.	03/18/26	(2,731)
USD	194,726	SGD	250,000	Citibank N.A.	03/18/26	(2,386)
USD	152,715	SGD	196,000	Goldman Sachs International	03/18/26	(1,821)
USD	153,000	SGD	196,000	HSBC Bank PLC	03/18/26	(1,537)
USD	186,990	SGD	239,000	HSBC Bank PLC	03/18/26	(1,449)
USD	207,701	SGD	266,000	HSBC Bank PLC	03/18/26	(2,027)
USD	210,049	SGD	269,000	HSBC Bank PLC	03/18/26	(2,044)
USD	298,715	SGD	382,000	HSBC Bank PLC	03/18/26	(2,473)
USD	70,983	SGD	91,000	JPMorgan Chase Bank N.A.	03/18/26	(766)
USD	195,345	SGD	250,000	State Street Bank and Trust Co.	03/18/26	(1,768)
USD	73,270	THB	2,300,000	BNP Paribas SA	03/18/26	(41)
USD	100,864	THB	3,200,000	BNP Paribas SA	03/18/26	(1,133)
USD	153,232	THB	4,822,000	JPMorgan Chase Bank N.A.	03/18/26	(464)
USD	487,133	THB	15,286,000	JPMorgan Chase Bank N.A.	03/18/26	(93)
USD	102,036	THB	3,207,000	UBS AG	03/18/26	(184)
USD	300,694	TWD	9,529,000	Deutsche Bank AG	03/18/26	(339)
USD	94,901	TWD	3,010,000	HSBC Bank PLC	03/18/26	(188)
USD	304,975	ZAR	5,019,000	BNP Paribas SA	03/18/26	(4,744)
USD	75,553	ZAR	1,245,000	Citibank N.A.	03/18/26	(1,275)
USD	104,075	ZAR	1,717,000	Citibank N.A.	03/18/26	(1,880)
USD	73,274	ZAR	1,206,000	Deutsche Bank AG	03/18/26	(1,148)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,418,810	ZAR	23,069,000	State Street Bank and Trust Co.	03/18/26	$ (4,763)
ZAR	3,243,777	USD	206,000	Morgan Stanley & Co. International PLC	03/18/26	(5,829)
USD	342,626	MXN	6,104,525	Morgan Stanley & Co. International PLC	03/23/26	(5,161)
IDR	2,583,397,000	USD	154,050	Bank of America N.A.	03/25/26	(219)
IDR	927,083,000	USD	55,331	HSBC Bank PLC	03/25/26	(127)
USD	63,106	IDR	1,060,782,000	Bank of America N.A.	03/25/26	(60)
USD	411,210	IDR	6,940,982,000	Bank of America N.A.	03/25/26	(2,096)
USD	85,041	IDR	1,434,910,000	Goldman Sachs International	03/25/26	(402)
USD	131,096	BRL	728,000	JPMorgan Chase Bank N.A.	04/02/26	(5,397)
USD	146,905	BRL	819,069	State Street Bank and Trust Co.	04/02/26	(6,663)
ARS	27,312,479	USD	17,613	Citibank N.A.	04/23/26	(1,524)
PEN	91,912	USD	27,363	Societe Generale	04/27/26	(132)
PEN	161,638	USD	48,135	Societe Generale	04/27/26	(247)
TRY	1,301,772	USD	28,130	Barclays Bank PLC	04/27/26	(22)
USD	265,065	COP	998,964,424	Morgan Stanley & Co. International PLC	04/27/26	(341)
USD	106,130	CZK	2,190,693	HSBC Bank PLC	04/27/26	(663)
USD	72,848	HUF	23,839,122	HSBC Bank PLC	04/27/26	(827)
USD	302,284	IDR	5,123,531,788	BNP Paribas SA	04/27/26	(2,448)
USD	777,752	MXN	13,702,187	Morgan Stanley & Co. International PLC	04/27/26	(238)
USD	137,485	PHP	8,174,033	Citibank N.A.	04/27/26	(843)
USD	376,942	PHP	22,340,014	HSBC Bank PLC	04/27/26	(1,116)
USD	487,028	PLN	1,743,608	Societe Generale	04/27/26	(3,679)
USD	20,281	UYU	776,531	HSBC Bank PLC	04/27/26	(95)
USD	833,515	ZAR	13,581,323	State Street Bank and Trust Co.	04/28/26	(2,099)
PEN	56,833	USD	17,000	Citibank N.A.	05/04/26	(165)
PEN	56,860	USD	17,000	Citibank N.A.	05/04/26	(157)
PEN	100,293	USD	30,000	Citibank N.A.	05/04/26	(291)
PEN	100,341	USD	30,000	Citibank N.A.	05/04/26	(276)
USD	26,068	BRL	145,342	State Street Bank and Trust Co.	06/02/26	(810)
USD	37,972	BRL	211,554	State Street Bank and Trust Co.	06/02/26	(1,150)
USD	6,817	COP	26,229,629	State Street Bank and Trust Co.	07/07/26	(34)
USD	18,099	COP	69,637,819	State Street Bank and Trust Co.	07/07/26	(90)
USD	49,949	COP	194,153,169	State Street Bank and Trust Co.	07/07/26	(762)
						(1,153,788)
						$ (36,849)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Long Bond Future	1	02/20/26	USD	117.00	USD	115	$ 344
U.S. Long Bond Future	1	02/20/26	USD	116.00	USD	115	609
							$ 953
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
EUR Currency	One Touch	Bank of America N.A.	—	02/05/26	CZK	23.85	CZK	23.85	EUR	8	$ 3
USD Currency	One Touch	Bank of America N.A.	—	02/05/26	CZK	20.00	CZK	20.00	USD	7	133
USD Currency	One Touch	Bank of America N.A.	—	02/27/26	INR	88.15	INR	88.15	USD	15	100
USD Currency	One Touch	BNP Paribas SA	—	04/03/26	KRW	1,400.00	KRW	1,400.00	USD	4	663
USD Currency	Up-and-in	BNP Paribas SA	—	04/16/26	JPY	159.00	JPY	163.00	USD	327	251
EUR Currency	One Touch	Barclays Bank PLC	—	07/21/26	HUF	375.00	HUF	375.00	EUR	16	4,703
											$ 5,853
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	02/06/26	BRL	5.55	USD	10	$ 2
USD Currency	Barclays Bank PLC	02/06/26	BRL	5.55	USD	137	28
EUR Currency	HSBC Bank PLC	02/10/26	USD	1.18	EUR	96	1,271
EUR Currency	HSBC Bank PLC	02/10/26	USD	1.18	EUR	103	1,359
EUR Currency	JPMorgan Chase Bank N.A.	02/10/26	USD	1.18	EUR	149	1,032
GBP Currency	JPMorgan Chase Bank N.A.	02/13/26	USD	1.34	GBP	34	844
EUR Currency	Citibank N.A.	02/25/26	USD	1.20	EUR	116	529
EUR Currency	HSBC Bank PLC	02/26/26	USD	1.22	EUR	325	594
USD Currency	JPMorgan Chase Bank N.A.	03/12/26	THB	32.00	USD	95	494
USD Currency	JPMorgan Chase Bank N.A.	03/12/26	THB	32.70	USD	190	318
USD Currency	HSBC Bank PLC	03/19/26	THB	31.30	USD	45	662
USD Currency	HSBC Bank PLC	03/19/26	THB	31.30	USD	48	706
USD Currency	HSBC Bank PLC	04/13/26	CLP	910.00	USD	34	257
USD Currency	HSBC Bank PLC	04/13/26	CLP	910.00	USD	36	272
USD Currency	UBS AG	04/27/26	BRL	5.45	USD	188	3,255
USD Currency	Morgan Stanley & Co. International PLC	05/27/26	COP	3,920.00	USD	3	61
USD Currency	UBS AG	05/27/26	COP	3,920.00	USD	11	238
USD Currency	UBS AG	05/27/26	COP	3,920.00	USD	145	3,289
AUD Currency	Goldman Sachs International	07/06/26	USD	0.69	AUD	12	293
AUD Currency	Goldman Sachs International	07/06/26	USD	0.69	AUD	167	3,909
							19,413
Put
GBP Currency	Citibank N.A.	02/25/26	USD	1.35	GBP	170	893
AUD Currency	Barclays Bank PLC	02/26/26	USD	0.69	AUD	266	1,354
GBP Currency	Société Générale	02/26/26	USD	1.36	GBP	50	455
USD Currency	Bank of America N.A.	03/25/26	TRY	45.25	USD	58	875
USD Currency	Goldman Sachs International	03/25/26	TRY	45.25	USD	58	874
USD Currency	HSBC Bank PLC	01/08/27	INR	92.40	USD	232	2,392
							6,843
							$ 26,256
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/30	5.00%	iTraxx.XO.44.V1	Quarterly	Morgan Stanley & Co. International PLC	02/18/26	—	EUR 2.62	EUR	198	$ 409
Bought Protection on 5-Year Credit Default Swap, 12/20/30	5.00%	iTraxx.XO.44.V1	Quarterly	Morgan Stanley & Co. International PLC	03/18/26	—	EUR 2.63	EUR	196	1,065
										$ 1,474

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/07/36	1-day SOFR, 3.68%	Annual	3.57%	Annual	Citibank N.A.	02/05/26	3.57%	USD	754	$ —
30-Year Interest Rate Swap, 02/07/56	1-day SOFR, 3.68%	Annual	3.77%	Annual	Citibank N.A.	02/05/26	3.77	USD	502	—
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 3.68%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55	USD	3,857	3,776
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.00%	Annual	Goldman Sachs International	06/08/26	3.00	USD	18,983	9,367
										$ 13,143
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	234	02/20/26	USD	82.00	USD	1,898	$ (559)
iShares iBoxx $ High Yield Corporate Bond ETF	351	03/20/26	USD	81.00	USD	2,847	(13,478)
							(14,037)
Put
iShares iBoxx $ High Yield Corporate Bond ETF	234	02/20/26	USD	78.00	USD	1,898	(1,205)
							$ (15,242)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One Touch	BNP Paribas SA	04/03/26	KRW	1,365.00	KRW	1,365.00	USD	4	$ (231)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	02/05/26	CNH	6.97	USD	137	$ (65)
USD Currency	Barclays Bank PLC	02/05/26	CNH	6.97	USD	12	(6)
USD Currency	Barclays Bank PLC	02/06/26	BRL	5.75	USD	204	(6)
USD Currency	Barclays Bank PLC	02/06/26	BRL	5.75	USD	16	(1)
EUR Currency	HSBC Bank PLC	02/10/26	USD	1.19	EUR	154	(1,066)
EUR Currency	HSBC Bank PLC	02/10/26	USD	1.19	EUR	143	(990)
EUR Currency	Citibank N.A.	02/25/26	USD	1.22	EUR	233	(364)
EUR Currency	HSBC Bank PLC	02/26/26	USD	1.24	EUR	650	(408)
EUR Currency	Bank of America N.A.	02/27/26	USD	1.22	EUR	819	(1,582)
USD Currency	Bank of America N.A.	02/27/26	CAD	1.37	USD	981	(3,448)
EUR Currency	Barclays Bank PLC	03/05/26	BRL	6.45	EUR	6	(43)
EUR Currency	HSBC Bank PLC	03/05/26	BRL	6.45	EUR	67	(506)
USD Currency	Citibank N.A.	03/12/26	BRL	5.45	USD	446	(3,303)
USD Currency	JPMorgan Chase Bank N.A.	03/12/26	THBUSD	32.70	USD	190	(318)
USD Currency	Bank of America N.A.	03/18/26	ZAR	17.00	USD	954	(4,503)
USD Currency	Bank of America N.A.	03/18/26	CLP	920.00	USD	676	(2,261)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	BRL	5.70	USD	965	(2,778)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	MXN	18.50	USD	965	(2,245)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	MXN	18.00	USD	81	(435)
USD Currency	HSBC Bank PLC	03/19/26	THBUSD	31.90	USD	72	(482)
USD Currency	HSBC Bank PLC	03/19/26	THBUSD	31.90	USD	68	(455)
EUR Currency	Bank of America N.A.	03/25/26	TRY	47.50	USD	58	(539)
USD Currency	Goldman Sachs International	03/25/26	TRY	47.50	USD	58	(539)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

USD Currency	UBS AG	04/27/26	BRL	5.70	USD	282	$ (2,146)
USD Currency	Morgan Stanley & Co. International PLC	05/27/26	COP	4,200.00	USD	4	(37)
USD Currency	UBS AG	05/27/26	COP	4,200.00	USD	112	(1,027)
USD Currency	UBS AG	05/27/26	COP	4,200.00	USD	101	(923)
USD Currency	UBS AG	05/27/26	COP	4,200.00	USD	16	(144)
AUD Currency	Goldman Sachs International	07/06/26	USD	0.73	AUD	334	(2,374)
AUD Currency	Goldman Sachs International	07/06/26	USD	0.73	AUD	25	(178)
							(33,172)
Put
USD Currency	Barclays Bank PLC	02/05/26	CNH	6.97	USD	137	(397)
USD Currency	Barclays Bank PLC	02/05/26	CNH	6.97	USD	12	(35)
GBP Currency	JPMorgan Chase Bank N.A.	02/13/26	USD	1.31	GBP	34	(5)
USD Currency	Bank of America N.A.	02/18/26	CLP	880.00	USD	49	(706)
EUR Currency	Bank of America N.A.	02/27/26	USD	1.18	EUR	819	(5,433)
USD Currency	Bank of America N.A.	02/27/26	CAD	1.34	USD	981	(1,763)
USD Currency	Bank of America N.A.	03/04/26	BRL	5.29	USD	1,557	(20,422)
USD Currency	Bank of America N.A.	03/12/26	BRL	5.25	USD	1,070	(10,497)
USD Currency	Bank of America N.A.	03/12/26	MXN	17.65	USD	800	(12,499)
USD Currency	Bank of America N.A.	03/12/26	ZAR	16.35	USD	800	(17,099)
USD Currency	Bank of America N.A.	03/18/26	ZAR	16.00	USD	954	(10,070)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	BRL	5.30	USD	965	(14,780)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	MXN	17.40	USD	965	(8,175)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	MXN	17.50	USD	81	(910)
USD Currency	HSBC Bank PLC	04/13/26	CLP	850.00	USD	36	(299)
USD Currency	HSBC Bank PLC	04/13/26	CLP	850.00	USD	34	(282)
							(103,372)
							$ (136,544)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	02/18/26		EUR 2.87	EUR	149	$ (144)
Sold Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	03/18/26		EUR 2.88	EUR	294	(928)
										$ (1,072)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/19/36	3.60%	Annual	1-day SOFR, 3.68%	Annual	JPMorgan Chase Bank N.A.	02/17/26	3.60%	USD	993	$ (162)
5-Year Interest Rate Swap, 03/07/31	3.82%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	JPMorgan Chase Bank N.A.	03/05/26	3.82	CZK	1,278	(644)
30-Year Interest Rate Swap, 04/23/56	4.30%	Annual	1-day SONIA, 3.73%	Annual	Goldman Sachs International	04/23/26	4.30	GBP	304	(2,653)
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	04/30/26	3.25	USD	4,337	(1,055)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.68%	Annual	Goldman Sachs International	06/08/26	2.50%	USD	18,983	$ (2,268)
10-Year Interest Rate Swap, 12/18/36	3.20%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	12/16/26	3.20	USD	747	(2,983)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	11/08/27	3.87	USD	2,250	(51,691)
10-Year Interest Rate Swap, 11/28/37	3.86%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	11/26/27	3.85	USD	841	(18,962)
10-Year Interest Rate Swap, 11/28/37	3.86%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	11/26/27	3.86	USD	2,881	(64,946)
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR, 3.68%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	1,940	(56,067)
10-Year Interest Rate Swap, 02/02/38	4.10%	Annual	1-day SOFR, 3.68%	Annual	Deutsche Bank AG	01/31/28	4.10	USD	2,212	(71,202)
										(272,633)
Put
10-Year Interest Rate Swap, 02/04/36	1-day SOFR, 3.68%	Annual	3.96%	Annual	Bank of America N.A.	02/02/26	3.96	USD	1,357	(72)
30-Year Interest Rate Swap, 02/04/56	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	02/02/26	4.30	USD	600	(128)
10-Year Interest Rate Swap, 02/19/36	1-day SOFR, 3.68%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	02/17/26	4.00	USD	993	(848)
10-Year Interest Rate Swap, 04/25/36	1-day SOFR, 3.68%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	04/23/26	4.00	USD	4,035	(24,510)
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.50%	Annual	Goldman Sachs International	06/08/26	3.50	USD	18,983	(9,065)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	17,541	(17,761)
10-Year Interest Rate Swap, 12/18/36	1-day SOFR, 3.68%	Annual	4.60%	Annual	Citibank N.A.	12/16/26	4.60	USD	747	(4,519)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	22,933	(48,802)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.68%	Annual	4.05%	Annual	Goldman Sachs International	10/04/27	4.05	USD	26,179	(84,580)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR, 3.68%	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87	USD	2,250	(89,147)
10-Year Interest Rate Swap, 11/28/37	1-day SOFR, 3.68%	Annual	3.86%	Annual	Bank of America N.A.	11/26/27	3.86	USD	841	(34,564)
10-Year Interest Rate Swap, 11/28/37	1-day SOFR, 3.68%	Annual	3.86%	Annual	Bank of America N.A.	11/26/27	3.86	USD	2,881	(118,384)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Morgan Stanley & Co. International PLC	12/08/27	4.00	USD	7,993	(32,447)
10-Year Interest Rate Swap, 12/18/37	1-day SOFR, 3.68%	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	1,940	(66,935)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Bank of America N.A.	12/16/27	4.50	USD	12,046	(25,698)
10-Year Interest Rate Swap, 02/02/38	1-day SOFR, 3.68%	Annual	4.10%	Annual	Deutsche Bank AG	01/31/28	4.10	USD	2,212	(73,770)
										(631,230)
										$ (903,863)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Quarterly	12/20/30	USD	210	$ (2,941)	$ 3,723	$ (6,664)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	12/20/30	USD	24	$ (1,112)	$ 859	$ (1,971)
United Mexican States	1.00	Quarterly	12/20/30	USD	104	406	(179)	585
						$ (3,647)	$ 4,403	$ (8,050)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V2	5.00%	Quarterly	06/20/30	B+	USD	530	$ 48,834	$ 36,723	$ 12,111
CDX.NA.HY.45.V2	5.00	Quarterly	12/20/30	B	USD	4,400	191,598	129,695	61,903
CDX.NA.IG.45.V1	1.00	Quarterly	12/20/30	BBB+	USD	8,007	190,068	171,380	18,688
iTraxx.Asia.XJ.IG.44.V1	1.00	Quarterly	12/20/30	BBB	USD	315	5,003	4,666	337
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	BB	EUR	7,068	725,026	706,309	18,717
							$ 1,160,529	$ 1,048,773	$ 111,756

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day FEDL, 3.64%	At Termination	3.59%	At Termination	N/A	03/18/26	USD	35,042	$ (2,520)	$ 36	$ (2,556)
1-day FEDL, 3.64%	At Termination	3.59%	At Termination	N/A	03/18/26	USD	68,756	(4,796)	71	(4,867)
1-day FEDL, 3.64%	At Termination	3.60%	At Termination	N/A	03/18/26	USD	172,252	(9,043)	178	(9,221)
1-day FEDL, 3.64%	At Termination	3.62%	At Termination	N/A	03/18/26	USD	39,998	(1,438)	41	(1,479)
1-day SOFR, 3.68%	At Termination	3.78%	At Termination	N/A	05/16/26	USD	3,650	(10,451)	2	(10,453)
3.79%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	05/16/26	USD	12,634	24,746	5	24,741
1-day SOFR, 3.68%	At Termination	3.80%	At Termination	N/A	05/16/26	USD	8,984	(24,170)	5	(24,175)
3.81%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	05/16/26	USD	6,894	17,567	1,424	16,143
1-day SOFR, 3.68%	At Termination	3.90%	At Termination	N/A	05/16/26	USD	6,894	(11,539)	3	(11,542)
1-day TIIEFONDEO, 7.20%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	1,662	49	—	49
4.00%	Semi-Annual	6-mo. WIBOR, 3.79%	Annual	N/A	12/17/26	PLN	500	(355)	(51)	(304)
6.66%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/26	ZAR	6,727	(505)	1	(506)
6.72%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/26	ZAR	4,973	(560)	(150)	(410)
13.70%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/04/27	BRL	182	(36)	—	(36)
13.86%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/04/27	BRL	131	(27)	—	(27)
13.88%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/04/27	BRL	1,114	(271)	1	(272)
1.00%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	03/12/26 (a)	03/12/27	JPY	641,920	2,195	14	2,181
1.02%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	03/12/26 (a)	03/12/27	JPY	1,041,048	2,166	23	2,143
1.03%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	03/12/26 (a)	03/12/27	JPY	1,570,899	2,461	34	2,427
0.68%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	04/21/26 (a)	04/21/27	JPY	616,006	16,952	14	16,938
0.69%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	04/21/26 (a)	04/21/27	JPY	623,208	17,070	14	17,056
0.88%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	04/21/26 (a)	04/21/27	JPY	450,000	6,597	9	6,588
0.70%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	05/11/26 (a)	05/11/27	JPY	491,918	13,988	11	13,977
3-mo. KLIBOR, 3.23%	Quarterly	3.26%	Quarterly	06/18/26 (a)	06/18/27	MYR	3,160	(445)	3	(448)
Tokyo Overnight Average Rate, 0.73%	At Termination	1.01%	At Termination	09/11/26 (a)	09/11/27	JPY	371,750	(7,222)	12	(7,234)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	9,417	$ (1,204)	$ 17	$ (1,221)
1-day MIBOR, 5.53%	At Termination	5.61%	At Termination	12/16/26 (a)	12/16/27	INR	158,570	(4,100)	6	(4,106)
3.88%	Semi-Annual	6-mo. WIBOR, 3.79%	Annual	N/A	12/17/27	PLN	984	(1,377)	(114)	(1,263)
3.95%	Semi-Annual	6-mo. WIBOR, 3.79%	Annual	N/A	12/17/27	PLN	562	(998)	(134)	(864)
6-mo. BUBOR, 6.32%	Semi-Annual	6.25%	Annual	N/A	12/17/27	HUF	70,333	1,065	1	1,064
6.55%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/27	ZAR	1,729	(370)	—	(370)
3-mo. TAIBOR, 1.68%	Quarterly	2.00%	Quarterly	03/17/27 (a)	03/17/28	TWD	7,191	(159)	2	(161)
3-mo. TAIBOR, 1.68%	Quarterly	2.01%	Quarterly	03/17/27 (a)	03/17/28	TWD	7,185	(144)	2	(146)
3-mo. TAIBOR, 1.68%	Quarterly	2.02%	Quarterly	03/17/27 (a)	03/17/28	TWD	24,430	(429)	4	(433)
3-mo. TAIBOR, 1.68%	Quarterly	2.02%	Quarterly	03/17/27 (a)	03/17/28	TWD	10,054	(164)	2	(166)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.27%	Annual	03/18/26 (a)	03/18/28	EUR	2,210	1,560	(819)	2,379
6-mo. EURIBOR, 2.16%	Semi-Annual	2.31%	Annual	03/18/26 (a)	03/18/28	EUR	5,578	8,706	794	7,912
6-mo. EURIBOR, 2.16%	Semi-Annual	2.35%	Annual	03/18/26 (a)	03/18/28	EUR	9,700	23,058	(1,452)	24,510
3.22%	Annual	1-day SOFR, 3.68%	Annual	03/18/26 (a)	03/18/28	USD	37,022	91,221	(22,599)	113,820
3.27%	Annual	1-day SOFR, 3.68%	Annual	03/18/26 (a)	03/18/28	USD	32,815	44,499	(5,089)	49,588
3.46%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/28	GBP	22,666	41,193	(14,444)	55,637
1-day SONIA, 3.73%	Annual	3.46%	Annual	03/18/26 (a)	03/18/28	GBP	5,520	(11,220)	(2,389)	(8,831)
3.47%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/28	GBP	23,489	39,440	(5,663)	45,103
3.49%	Semi-Annual	6-mo. WIBOR, 3.79%	Annual	03/18/26 (a)	03/18/28	PLN	114	42	—	42
6-mo. BUBOR, 6.32%	Semi-Annual	5.76%	Annual	03/18/26 (a)	03/18/28	HUF	8,208	(42)	—	(42)
Tokyo Overnight Average Rate, 0.73%	Annual	1.11%	Annual	03/18/26 (a)	03/18/28	JPY	741,299	(16,940)	23	(16,963)
Tokyo Overnight Average Rate, 0.73%	Annual	1.13%	Annual	03/18/26 (a)	03/18/28	JPY	3,286,400	(65,045)	100	(65,145)
Tokyo Overnight Average Rate, 0.73%	Annual	1.26%	Annual	03/18/26 (a)	03/18/28	JPY	217,600	(847)	7	(854)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.49%	Quarterly	06/17/26 (a)	06/17/28	CNY	2,459	(254)	2	(256)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.50%	Quarterly	06/17/26 (a)	06/17/28	CNY	2,455	(226)	2	(228)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.51%	Quarterly	06/17/26 (a)	06/17/28	CNY	1,634	(86)	1	(87)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.51%	Quarterly	06/17/26 (a)	06/17/28	CNY	1,674	(100)	1	(101)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	1,356	(80)	2	(82)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	909	(73)	1	(74)
3-mo. KRW CDC, 2.73%	Quarterly	2.69%	Quarterly	N/A	12/17/28	KRW	675,073	(6,962)	5	(6,967)
12.65%	At termination	1-day BZDIOVER, 0.06%	At termination	N/A	01/02/29	BRL	3,000	357	3	354
12.66%	At termination	1-day BZDIOVER, 0.06%	At termination	N/A	01/02/29	BRL	3,000	160	3	157
12.76%	At termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	8,000	(3,265)	7	(3,272)
1-day BZDIOVER, 0.06%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	526	556	1	555
13.06%	At termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	7,000	(13,255)	6	(13,261)
13.19%	At termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	15,000	(38,075)	13	(38,088)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.56%	Quarterly	03/18/26 (a)	03/18/29	CNY	204	(2)	—	(2)
3.39%	Quarterly	3-mo. KLIBOR, 3.23%	Quarterly	06/18/26 (a)	06/18/29	MYR	1,090	433	3	430
3.48%	Quarterly	3-mo. KLIBOR, 3.23%	Quarterly	06/18/26 (a)	06/18/29	MYR	1,090	(316)	3	(319)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.31%	Annual	N/A	02/03/30	EUR	147	(662)	37	(699)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	24	16	—	16
1-day TIIEFONDEO, 7.20%	Monthly	7.28%	Monthly	N/A	10/31/30	MXN	3,587	(1,979)	2	(1,981)
1-day TIIEFONDEO, 7.20%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	671	(305)	—	(305)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	1,096	(347)	2	(349)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	791	(256)	1	(257)
3-mo. KRW CDC, 2.73%	Quarterly	2.94%	Quarterly	N/A	12/17/30	KRW	73,554	(1,001)	1	(1,002)
3-mo. KRW CDC, 2.73%	Quarterly	2.95%	Quarterly	N/A	12/17/30	KRW	175,107	(2,327)	2	(2,329)
6-mo. PRIBOR, 3.44%	Semi-Annual	3.89%	Annual	N/A	12/17/30	CZK	9,209	5,900	5	5,895
6-mo. PRIBOR, 3.44%	Semi-Annual	3.91%	Annual	N/A	12/17/30	CZK	6,088	4,177	3	4,174
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.00%	Semi-Annual	6-mo. WIBOR, 3.79%	Annual	N/A	12/17/30	PLN	15	$ (37)	$ (5)	$ (32)
4.05%	Semi-Annual	6-mo. WIBOR, 3.79%	Annual	N/A	12/17/30	PLN	445	(1,369)	(41)	(1,328)
1-day MIBOR, 5.53%	Semi-Annual	5.71%	Semi-Annual	N/A	12/17/30	INR	10,584	(2,027)	1	(2,028)
6-mo. BUBOR, 6.32%	Semi-Annual	6.29%	Annual	N/A	12/17/30	HUF	10,360	388	—	388
6.86%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/30	ZAR	5,092	(3,779)	3	(3,782)
6.87%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/30	ZAR	2,404	(1,816)	2	(1,818)
1-day BZDIOVER, 0.06%	At Termination	13.24%	At Termination	N/A	01/02/31	BRL	334	655	1	654
1-day TIIEFONDEO, 7.20%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	558	(6)	—	(6)
1-day TIIEFONDEO, 7.20%	Monthly	7.84%	Monthly	03/18/26 (a)	03/12/31	MXN	18,000	11,093	9	11,084
1-day TIIEFONDEO, 7.20%	Monthly	7.86%	Monthly	03/18/26 (a)	03/12/31	MXN	39,000	25,892	20	25,872
1-day TIIEFONDEO, 7.20%	Monthly	7.99%	Monthly	03/18/26 (a)	03/12/31	MXN	22,000	21,413	11	21,402
1-day SSARON, (0.07%)	Annual	0.33%	Annual	03/18/26 (a)	03/18/31	CHF	1,000	7,194	14	7,180
1.44%	Quarterly	1-day THOR, 1.23%	Quarterly	N/A (a)	03/18/31	THB	14,000	1,187	5	1,182
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.61%	Quarterly	03/18/26 (a)	03/18/31	CNY	16,226	(3,121)	26	(3,147)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.61%	Quarterly	03/18/26 (a)	03/18/31	CNY	7,440	(1,406)	12	(1,418)
1.61%	Quarterly	China Fixing Repo Rates 7-day, 1.64%	Quarterly	03/18/26 (a)	03/18/31	CNY	295	64	—	64
1.62%	Quarterly	China Fixing Repo Rates 7-day, 1.64%	Quarterly	03/18/26 (a)	03/18/31	CNY	3,090	340	5	335
1.62%	Quarterly	China Fixing Repo Rates 7-day, 1.64%	Quarterly	03/18/26 (a)	03/18/31	CNY	627	70	1	69
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.63%	Quarterly	03/18/26 (a)	03/18/31	CNY	12,263	(1,131)	20	(1,151)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.63%	Quarterly	03/18/26 (a)	03/18/31	CNY	10,954	(605)	17	(622)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.63%	Quarterly	03/18/26 (a)	03/18/31	CNY	30,782	(3,092)	49	(3,141)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.63%	Quarterly	03/18/26 (a)	03/18/31	CNY	19,000	(1,114)	30	(1,144)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.64%	Quarterly	03/18/26 (a)	03/18/31	CNY	11,000	(154)	18	(172)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.64%	Quarterly	03/18/26 (a)	03/18/31	CNY	165	(3)	—	(3)
China Fixing Repo Rates 7-day, 1.64%	Semi-Annual	1.67%	Semi-Annual	03/18/26 (a)	03/18/31	CNY	20,000	3,984	31	3,953
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.69%	Quarterly	03/18/26 (a)	03/18/31	CNY	20,000	6,989	31	6,958
1.88%	Semi-Annual	1-day SORA, 1.11%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	1,000	85	9	76
3-mo. TAIBOR, 1.68%	Quarterly	1.98%	Quarterly	03/18/26 (a)	03/18/31	TWD	15,000	(4,435)	5	(4,440)
3-mo. TAIBOR, 1.68%	Quarterly	1.99%	Quarterly	03/18/26 (a)	03/18/31	TWD	11,524	(3,289)	4	(3,293)
3-mo. TAIBOR, 1.68%	Quarterly	2.02%	Quarterly	03/18/26 (a)	03/18/31	TWD	49,476	(11,942)	18	(11,960)
3-mo. TAIBOR, 1.68%	Quarterly	2.06%	Quarterly	03/18/26 (a)	03/18/31	TWD	18,000	(3,130)	7	(3,137)
3-mo. TAIBOR, 1.68%	Quarterly	2.07%	Quarterly	03/18/26 (a)	03/18/31	TWD	20,000	(3,126)	7	(3,133)
3-mo. TAIBOR, 1.68%	Quarterly	2.08%	Quarterly	03/18/26 (a)	03/18/31	TWD	18,000	(2,761)	6	(2,767)
3-mo. TAIBOR, 1.68%	Quarterly	2.08%	Quarterly	03/18/26 (a)	03/18/31	TWD	11,500	(1,646)	4	(1,650)
3-mo. TAIBOR, 1.68%	Quarterly	2.09%	Quarterly	03/18/26 (a)	03/18/31	TWD	11,500	(1,511)	4	(1,515)
3-mo. TAIBOR, 1.68%	Quarterly	2.09%	Quarterly	03/18/26 (a)	03/18/31	TWD	31,000	(4,208)	11	(4,219)
3-mo. TAIBOR, 1.68%	Quarterly	2.10%	Quarterly	03/18/26 (a)	03/18/31	TWD	10,000	(1,225)	4	(1,229)
3-mo. TAIBOR, 1.68%	Quarterly	2.10%	Quarterly	03/18/26 (a)	03/18/31	TWD	21,000	(2,420)	7	(2,427)
3-mo. TAIBOR, 1.68%	Quarterly	2.11%	Quarterly	03/18/26 (a)	03/18/31	TWD	15,000	(1,575)	5	(1,580)
3-mo. TAIBOR, 1.68%	Quarterly	2.14%	Quarterly	03/18/26 (a)	03/18/31	TWD	6,000	(366)	2	(368)
3-mo. TAIBOR, 1.68%	Quarterly	2.14%	Quarterly	03/18/26 (a)	03/18/31	TWD	22,000	(1,276)	8	(1,284)
3-mo. TAIBOR, 1.68%	Quarterly	2.17%	Quarterly	03/18/26 (a)	03/18/31	TWD	10,000	(139)	4	(143)
2.54%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	2,000	(1,935)	(81)	(1,854)
2.54%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	03/18/26 (a)	03/18/31	EUR	840	(538)	1,048	(1,586)
2.54%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	8,000	(3,958)	1,071	(5,029)
2.55%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	2,000	(2,984)	118	(3,102)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.55%	Annual	03/18/26 (a)	03/18/31	EUR	530	720	(545)	1,265
2.55%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	1,000	(1,006)	(34)	(972)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.56%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	3,000	$ (4,965)	$ (81)	$ (4,884)
2.56%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	3,000	(5,098)	124	(5,222)
2.57%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	3,000	(6,248)	365	(6,613)
2.60%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	3,000	(12,201)	962	(13,163)
2.61%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	03/18/26 (a)	03/18/31	EUR	2,327	(10,674)	651	(11,325)
2.61%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	3,000	(14,528)	248	(14,776)
2.61%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	2,000	(8,821)	(3,214)	(5,607)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.62%	Annual	03/18/26 (a)	03/18/31	EUR	210	1,025	533	492
2.62%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	7,000	(35,530)	(2,639)	(32,891)
3-mo. STIBOR, 2.02%	Quarterly	2.69%	Annual	N/A (a)	03/18/31	SEK	2,000	1,950	295	1,655
3-mo. STIBOR, 2.02%	Quarterly	2.71%	Annual	03/18/26 (a)	03/18/31	SEK	72,000	80,239	4,252	75,987
2.88%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	N/A (a)	03/18/31	CAD	2,000	(5,207)	(2)	(5,205)
2.91%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	14,000	7,988	20	7,968
2.93%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	2,143	978	3	975
2.95%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	1,880	688	3	685
2.96%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	6,000	1,632	8	1,624
2.96%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	6,000	1,651	9	1,642
2.97%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	2,856	613	4	609
2.98%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	8,000	1,475	11	1,464
2.98%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	7,000	1,164	10	1,154
3.00%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	03/18/26 (a)	03/18/31	HKD	2,120	135	3	132
3-mo. KRW CDC, 2.73%	Quarterly	3.06%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,780,000	(19,324)	13	(19,337)
3-mo. KRW CDC, 2.73%	Quarterly	3.08%	Quarterly	03/18/26 (a)	03/18/31	KRW	4,119,000	(42,325)	32	(42,357)
3-mo. KRW CDC, 2.73%	Quarterly	3.15%	Quarterly	03/18/26 (a)	03/18/31	KRW	3,584,000	(28,452)	28	(28,480)
3-mo. KRW CDC, 2.73%	Quarterly	3.17%	Quarterly	03/18/26 (a)	03/18/31	KRW	2,391,000	(17,671)	18	(17,689)
3-mo. KRW CDC, 2.73%	Quarterly	3.17%	Quarterly	03/18/26 (a)	03/18/31	KRW	2,461,000	(18,387)	19	(18,406)
3-mo. KRW CDC, 2.73%	Quarterly	3.18%	Quarterly	03/18/26 (a)	03/18/31	KRW	5,287,000	(36,604)	40	(36,644)
3-mo. KRW CDC, 2.73%	Quarterly	3.19%	Quarterly	03/18/26 (a)	03/18/31	KRW	3,484,000	(23,784)	27	(23,811)
3-mo. KRW CDC, 2.73%	Quarterly	3.22%	Quarterly	03/18/26 (a)	03/18/31	KRW	9,100,000	(50,476)	69	(50,545)
3-mo. KRW CDC, 2.73%	Quarterly	3.23%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,346,000	(7,236)	10	(7,246)
3-mo. KRW CDC, 2.73%	Quarterly	3.26%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,840,000	(8,350)	14	(8,364)
3-mo. KRW CDC, 2.73%	Quarterly	3.31%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,314,000	(3,887)	10	(3,897)
3-mo. KRW CDC, 2.73%	Quarterly	3.34%	Quarterly	03/18/26 (a)	03/18/31	KRW	689,000	(1,317)	5	(1,322)
1-day SOFR, 3.68%	Annual	3.35%	Annual	03/18/26 (a)	03/18/31	USD	15,828	(133,243)	(119,357)	(13,886)
3-mo. KRW CDC, 2.73%	Quarterly	3.36%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,522,000	(2,050)	11	(2,061)
3-mo. KRW CDC, 2.73%	Quarterly	3.37%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,881,000	(1,866)	14	(1,880)
3-mo. KRW CDC, 2.73%	Quarterly	3.39%	Quarterly	03/18/26 (a)	03/18/31	KRW	12,690,000	(2,650)	97	(2,747)
1-day SHIR, 4.00%	Annual	3.42%	Annual	03/18/26 (a)	03/18/31	ILS	1,000	34	4	30
3-mo. KRW CDC, 2.73%	Quarterly	3.42%	Quarterly	03/18/26 (a)	03/18/31	KRW	7,241,000	5,187	55	5,132
1-day SHIR, 4.00%	Annual	3.43%	Annual	03/18/26 (a)	03/18/31	ILS	1,000	143	4	139
1-day SHIR, 4.00%	Annual	3.44%	Annual	03/18/26 (a)	03/18/31	ILS	1,000	288	4	284
1-day SHIR, 4.00%	Annual	3.46%	Annual	03/18/26 (a)	03/18/31	ILS	1,000	616	4	612
1-day SOFR, 3.68%	Annual	3.46%	Annual	03/18/26 (a)	03/18/31	USD	13,874	(47,688)	10,933	(58,621)
1-day SHIR, 4.00%	Annual	3.47%	Annual	03/18/26 (a)	03/18/31	ILS	1,000	762	4	758
1-day SOFR, 3.68%	Annual	3.48%	Annual	03/18/26 (a)	03/18/31	USD	4,000	(10,294)	2,850	(13,144)
1-day SOFR, 3.68%	Annual	3.50%	Annual	03/18/26 (a)	03/18/31	USD	2,000	(2,959)	(1,901)	(1,058)
1-day SOFR, 3.68%	Annual	3.52%	Annual	03/18/26 (a)	03/18/31	USD	2,000	(1,226)	(5,528)	4,302
1-day SOFR, 3.68%	Annual	3.54%	Annual	03/18/26 (a)	03/18/31	USD	2,950	1,008	(897)	1,905
1-day SOFR, 3.68%	Annual	3.57%	Annual	03/18/26 (a)	03/18/31	USD	5,000	9,697	268	9,429
1-day SOFR, 3.68%	Annual	3.61%	Annual	03/18/26 (a)	03/18/31	USD	4,000	13,410	4,689	8,721
3.61%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	4,000	118	2	116
1-day SONIA, 3.73%	Annual	3.65%	Annual	03/18/26 (a)	03/18/31	GBP	7,800	(10,137)	1,968	(12,105)
3.65%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/31	GBP	2,300	17,585	3,185	14,400
1-day SONIA, 3.73%	Annual	3.68%	Annual	03/18/26 (a)	03/18/31	GBP	7,323	(42,374)	21,657	(64,031)
3.68%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	2,000	(269)	1	(270)
3.72%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/31	GBP	4,170	11,590	10,353	1,237
3.73%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	6,000	(1,429)	3	(1,432)
6-mo. WIBOR, 3.79%	Semi-Annual	3.73%	Annual	03/18/26 (a)	03/18/31	PLN	1,000	(1,045)	3	(1,048)
6-mo. PRIBOR, 3.44%	Semi-Annual	3.74%	Annual	03/18/26 (a)	03/18/31	CZK	1,332	362	1	361
3.75%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	8,000	(2,355)	231	(2,586)
6-mo. WIBOR, 3.79%	Semi-Annual	3.77%	Annual	03/18/26 (a)	03/18/31	PLN	3,000	(1,820)	9	(1,829)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. WIBOR, 3.79%	Semi-Annual	3.77%	Annual	03/18/26 (a)	03/18/31	PLN	1,000	$ (532)	$ 3	$ (535)
3.78%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	3,000	(1,045)	2	(1,047)
6-mo. WIBOR, 3.79%	Semi-Annual	3.79%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	(486)	6	(492)
6-mo. WIBOR, 3.79%	Semi-Annual	3.79%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	(511)	304	(815)
6-mo. WIBOR, 3.79%	Semi-Annual	3.79%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	(549)	6	(555)
6-mo. WIBOR, 3.79%	Semi-Annual	3.81%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	(23)	6	(29)
6-mo. WIBOR, 3.79%	Semi-Annual	3.81%	Annual	03/18/26 (a)	03/18/31	PLN	3,000	(203)	9	(212)
3.83%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	32,000	(14,818)	17	(14,835)
3.87%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/31	GBP	1,000	(6,066)	(2,154)	(3,912)
3.87%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/31	GBP	1,000	(6,127)	(141)	(5,986)
3.88%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/31	GBP	3,000	(19,887)	44	(19,931)
3.88%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/31	GBP	2,000	(12,952)	30	(12,982)
3.89%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/31	GBP	1,000	(7,149)	15	(7,164)
4.53%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,324	3,054	10	3,044
4.55%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	6,353	11,617	47	11,570
4.56%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	500	763	4	759
4.57%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	3,000	3,399	22	3,377
4.58%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	500	431	4	427
4.58%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,800	1,428	14	1,414
4.63%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,852	(1,393)	14	(1,407)
4.63%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,200	(729)	9	(738)
4.66%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	2,148	(3,209)	17	(3,226)
1-day MIBOR, 5.53%	Semi-Annual	5.85%	Semi-Annual	03/18/26 (a)	03/18/31	INR	122,500	(19,279)	15	(19,294)
1-day MIBOR, 5.53%	Semi-Annual	5.85%	Semi-Annual	03/18/26 (a)	03/18/31	INR	122,500	(18,979)	15	(18,994)
1-day MIBOR, 5.53%	Semi-Annual	5.86%	Semi-Annual	03/18/26 (a)	03/18/31	INR	68,000	(10,122)	9	(10,131)
1-day MIBOR, 5.53%	Semi-Annual	5.94%	Semi-Annual	03/18/26 (a)	03/18/31	INR	165,121	(18,814)	20	(18,834)
1-day MIBOR, 5.53%	Semi-Annual	5.95%	Semi-Annual	03/18/26 (a)	03/18/31	INR	34,000	(3,758)	4	(3,762)
1-day MIBOR, 5.53%	Semi-Annual	5.95%	Semi-Annual	03/18/26 (a)	03/18/31	INR	137,000	(15,113)	17	(15,130)
1-day MIBOR, 5.53%	Semi-Annual	5.95%	Semi-Annual	03/18/26 (a)	03/18/31	INR	137,000	(15,051)	17	(15,068)
1-day MIBOR, 5.53%	Semi-Annual	5.95%	Semi-Annual	03/18/26 (a)	03/18/31	INR	55,541	(6,164)	7	(6,171)
1-day MIBOR, 5.53%	Semi-Annual	5.96%	Semi-Annual	03/18/26 (a)	03/18/31	INR	159,163	(16,763)	20	(16,783)
1-day MIBOR, 5.53%	Semi-Annual	5.96%	Semi-Annual	03/18/26 (a)	03/18/31	INR	69,379	(7,275)	9	(7,284)
1-day MIBOR, 5.53%	Semi-Annual	5.96%	Semi-Annual	03/18/26 (a)	03/18/31	INR	100,000	(10,759)	12	(10,771)
1-day MIBOR, 5.53%	Semi-Annual	5.97%	Semi-Annual	03/18/26 (a)	03/18/31	INR	176,837	(17,647)	22	(17,669)
1-day MIBOR, 5.53%	Semi-Annual	5.97%	Semi-Annual	03/18/26 (a)	03/18/31	INR	271,500	(27,733)	34	(27,767)
1-day MIBOR, 5.53%	Semi-Annual	5.98%	Semi-Annual	03/18/26 (a)	03/18/31	INR	188,000	(17,874)	23	(17,897)
6-mo. BUBOR, 6.32%	Semi-Annual	5.98%	Annual	03/18/26 (a)	03/18/31	HUF	1,693	—	—	—
1-day MIBOR, 5.53%	Semi-Annual	6.01%	Semi-Annual	03/18/26 (a)	03/18/31	INR	138,000	(11,218)	17	(11,235)
1-day MIBOR, 5.53%	Semi-Annual	6.01%	Semi-Annual	03/18/26 (a)	03/18/31	INR	73,000	(5,967)	9	(5,976)
1-day MIBOR, 5.53%	Semi-Annual	6.02%	Semi-Annual	03/18/26 (a)	03/18/31	INR	257,000	(20,484)	31	(20,515)
1-day MIBOR, 5.53%	Semi-Annual	6.03%	Semi-Annual	03/18/26 (a)	03/18/31	INR	115,000	(8,279)	14	(8,293)
1-day MIBOR, 5.53%	Semi-Annual	6.15%	Semi-Annual	03/18/26 (a)	03/18/31	INR	60,000	(1,069)	7	(1,076)
1-day MIBOR, 5.53%	Semi-Annual	6.17%	Semi-Annual	03/18/26 (a)	03/18/31	INR	211,000	(2,513)	26	(2,539)
1-day MIBOR, 5.53%	Semi-Annual	6.18%	Semi-Annual	03/18/26 (a)	03/18/31	INR	151,000	(703)	18	(721)
1-day MIBOR, 5.53%	Quarterly	6.21%	Quarterly	03/18/26 (a)	03/18/31	INR	256,845	1,658	31	1,627
1-day MIBOR, 5.53%	Semi-Annual	6.21%	Semi-Annual	03/18/26 (a)	03/18/31	INR	206,155	1,237	25	1,212
1-day MIBOR, 5.53%	Semi-Annual	6.21%	Semi-Annual	03/18/26 (a)	03/18/31	INR	159,000	1,206	19	1,187
6.69%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	761	(149)	1	(150)
6.74%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	7,000	(2,346)	5	(2,351)
6.74%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	13,000	(4,322)	9	(4,331)
6.76%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	12,320	(4,808)	8	(4,816)
6.78%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	11,000	(4,900)	7	(4,907)
6.80%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	21,000	(10,126)	14	(10,140)
6.83%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	4,000	(2,244)	3	(2,247)
6.85%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	84,000	(53,188)	55	(53,243)
6.86%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	14,000	(9,067)	9	(9,076)
6.87%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	20,000	(13,478)	13	(13,491)
6.90%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	21,000	(15,916)	14	(15,930)
6.90%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	6,000	(4,595)	4	(4,599)
6.90%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	13,000	(9,819)	8	(9,827)
6.91%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	56,000	(43,473)	36	(43,509)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.91%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	8,000	$ (6,190)	$ 5	$ (6,195)
6.98%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	13,000	(12,414)	8	(12,422)
7.10%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	16,000	(20,698)	10	(20,708)
7.12%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	75,400	(100,013)	48	(100,061)
7.13%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	69,600	(94,787)	45	(94,832)
7.13%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	14,000	(19,030)	9	(19,039)
7.14%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	21,000	(29,372)	13	(29,385)
7.17%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	34,000	(49,875)	22	(49,897)
7.23%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	03/18/26 (a)	03/18/31	ZAR	63,140	(102,818)	40	(102,858)
1-day TIIEFONDEO, 7.20%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	1,032	1,067	1	1,066
1-day TIIEFONDEO, 7.20%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	111	(6)	—	(6)
2.89%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	N/A	01/28/36	EUR	6,950	(20,623)	140	(20,763)
1.80%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	03/18/26 (a)	03/18/36	JPY	159,988	21,788	19	21,769
1.80%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	03/18/26 (a)	03/18/36	JPY	701,600	95,753	81	95,672
2.04%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	03/18/26 (a)	03/18/36	JPY	42,400	(134)	5	(139)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.82%	Annual	03/18/26 (a)	03/18/36	EUR	2,480	(15,832)	(4,266)	(11,566)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.83%	Annual	03/18/26 (a)	03/18/36	EUR	1,112	(5,777)	(1,159)	(4,618)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.88%	Annual	03/18/26 (a)	03/18/36	EUR	4,500	(2,589)	(5,142)	2,553
2.88%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	03/18/26 (a)	03/18/36	EUR	280	7	981	(974)
2.92%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	03/18/26 (a)	03/18/36	EUR	2,340	(10,132)	9,398	(19,530)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.96%	Annual	03/18/26 (a)	03/18/36	EUR	1,107	9,302	(1,710)	11,012
1-day SOFR, 3.68%	Annual	3.68%	Annual	03/18/26 (a)	03/18/36	USD	9,220	(143,359)	694	(144,053)
1-day SOFR, 3.68%	Annual	3.83%	Annual	03/18/26 (a)	03/18/36	USD	590	(1,982)	(1,613)	(369)
3.85%	Annual	1-day SOFR, 3.68%	Annual	03/18/26 (a)	03/18/36	USD	1,630	2,083	3,130	(1,047)
1-day SOFR, 3.68%	Annual	3.89%	Annual	03/18/26 (a)	03/18/36	USD	80	109	(187)	296
1-day SONIA, 3.73%	Annual	4.02%	Annual	03/18/26 (a)	03/18/36	GBP	20,980	(281,236)	71,503	(352,739)
1-day SONIA, 3.73%	Annual	4.02%	Annual	03/18/26 (a)	03/18/36	GBP	2,575	(33,336)	(11,653)	(21,683)
1-day SONIA, 3.73%	Annual	4.04%	Annual	03/18/26 (a)	03/18/36	GBP	3,297	(37,004)	11,626	(48,630)
1-day SONIA, 3.73%	Annual	4.05%	Annual	03/18/26 (a)	03/18/36	GBP	2,320	(22,030)	(9,193)	(12,837)
1-day SONIA, 3.73%	Annual	4.14%	Annual	03/18/26 (a)	03/18/36	GBP	2,170	(191)	(2,299)	2,108
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	304	(9,511)	9	(9,520)
3.13%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	03/18/26 (a)	03/18/56	EUR	495	4,578	(1,743)	6,321
3.13%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	03/18/26 (a)	03/18/56	EUR	1,150	11,991	3,034	8,957
3.16%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	03/18/26 (a)	03/18/56	EUR	1,960	7,185	3,846	3,339
3.26%	Semi-Annual	6-mo. EURIBOR, 2.16%	Annual	03/18/26 (a)	03/18/56	EUR	507	(10,222)	2,520	(12,742)
4.02%	Annual	1-day SOFR, 3.68%	Annual	03/18/26 (a)	03/18/56	USD	4,482	145,067	6,540	138,527
4.16%	Annual	1-day SOFR, 3.68%	Annual	03/18/26 (a)	03/18/56	USD	320	2,932	687	2,245
4.20%	Annual	1-day SOFR, 3.68%	Annual	03/18/26 (a)	03/18/56	USD	90	222	378	(156)
4.47%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/56	GBP	1,285	38,170	18,391	19,779
4.49%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/56	GBP	9,890	239,261	(77,524)	316,785
4.51%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/56	GBP	1,035	22,058	(7,283)	29,341
4.59%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/56	GBP	650	1,989	(287)	2,276
								$ (1,245,502)	$ (109,461)	$ (1,136,041)

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/30	USD	1,445	$ 4,720	$ 17	$ 4,703
2.63%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/09/30	USD	3,012	(14,230)	36	(14,266)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/28/35	USD	250	$ (1,936)	$ 111	$ (2,047)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/35	USD	400	(1,682)	8	(1,690)
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/22/35	USD	1,190	(6,290)	1,708	(7,998)
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/09/35	USD	180	(587)	32	(619)
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	11/18/35	USD	840	916	17	899
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	290	1,366	(22)	1,388
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	290	1,411	7	1,404
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	290	1,485	69	1,416
2.42%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/08/36	USD	780	3,164	16	3,148
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	01/15/36	EUR	340	3,318	8	3,310
1.99%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	01/15/36	EUR	40	152	(43)	195
3.08%	At Termination	UK RPI All Items NSA	At Termination	01/15/36	GBP	30	383	42	341
3.11%	At Termination	UK RPI All Items NSA	At Termination	01/15/36	GBP	330	3,027	125	2,902
2.44%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/21/36	USD	310	1,070	6	1,064
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/22/36	USD	580	1,377	12	1,365
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/23/36	USD	1,050	1,941	21	1,920
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/26/36	USD	1,050	793	22	771
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/27/36	USD	790	1,811	16	1,795
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/29/36	USD	1,570	(62)	33	(95)
							$ 2,147	$ 2,241	$ (94)
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	12/20/27	USD	4	$ (91)	$ 85	$ (176)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	176	(4,796)	(3,902)	(894)
American Express, Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	90	(2,567)	(2,037)	(530)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	87	(2,258)	(1,868)	(390)
Republic of Indonesia	1.00	Quarterly	BNP Paribas SA	12/20/30	USD	210	(2,437)	(2,194)	(243)
Republic of Indonesia	1.00	Quarterly	Deutsche Bank AG	12/20/30	USD	105	(1,218)	(1,131)	(87)
							$ (13,367)	$ (11,047)	$ (2,320)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	17	$ 729	$ 386	$ 343
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	14	600	427	173
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	BB-	EUR	77	5,552	6,245	(693)
iTraxx.XO.44 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/30	BB	EUR	77	13,196	12,428	768
								$ 20,077	$ 19,486	$ 591

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.44%	Semi-Annual	1-day CLP Interbank Rate, 26,136.90%	Semi-Annual	Bank of America N.A.	N/A	12/17/27	CLP	165,272	$ (267)	$ —	$ (267)
4.44%	Semi-Annual	1-day CLP Interbank Rate, 26,136.90%	Semi-Annual	Goldman Sachs International	N/A	12/17/27	CLP	166,437	(269)	—	(269)
1-day COOIS, 8.75%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	179,914	(1,413)	—	(1,413)
1-day COOIS, 8.75%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	165,969	(1,304)	—	(1,304)
1-day COOIS, 8.75%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	178,597	(1,351)	—	(1,351)
1-day COOIS, 8.75%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	164,753	(1,246)	—	(1,246)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	327,096	(2,202)	—	(2,202)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	354,581	(2,387)	—	(2,387)
1-day COOIS, 8.75%	Quarterly	10.78%	Quarterly	Goldman Sachs International	N/A	03/21/28	COP	107,478	(215)	—	(215)
14.45%	At termination	1-day BZDIOVER, 0.06%	At termination	Barclays Bank PLC	N/A	01/02/29	BRL	9,000	(91,625)	—	(91,625)
14.48%	At termination	1-day BZDIOVER, 0.06%	At termination	Bank of America N.A.	N/A	01/02/29	BRL	8,000	(79,249)	—	(79,249)
14.63%	At termination	1-day BZDIOVER, 0.06%	At termination	Bank of America N.A.	N/A	01/02/29	BRL	8,000	(92,283)	—	(92,283)
14.66%	At termination	1-day BZDIOVER, 0.06%	At termination	Barclays Bank PLC	N/A	01/02/29	BRL	10,000	(118,646)	—	(118,646)
14.69%	At termination	1-day BZDIOVER, 0.06%	At termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(108,275)	—	(108,275)
14.87%	At termination	1-day BZDIOVER, 0.06%	At termination	Morgan Stanley & Co. International PLC	N/A	01/02/29	BRL	2,000	(26,850)	—	(26,850)
14.96%	At termination	1-day BZDIOVER, 0.06%	At termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	(58,109)	—	(58,109)
15.00%	At termination	1-day BZDIOVER, 0.06%	At termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(133,144)	—	(133,144)
15.05%	At termination	1-day BZDIOVER, 0.06%	At termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,000	(90,095)	—	(90,095)
15.12%	At termination	1-day BZDIOVER, 0.06%	At termination	Citibank N.A.	N/A	01/02/29	BRL	4,000	(62,802)	—	(62,802)
15.25%	At termination	1-day BZDIOVER, 0.06%	At termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	(102,330)	—	(102,330)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.36%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	99,882	$ 1,348	$ —	$ 1,348
9.36%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	92,058	1,242	—	1,242
9.42%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	99,589	1,292	—	1,292
9.42%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	91,788	1,191	—	1,191
9.54%	Quarterly	1-day COOIS, 8.75%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	180,004	2,146	—	2,146
9.54%	Quarterly	1-day COOIS, 8.75%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	195,303	2,328	—	2,328
9.99%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	01/22/30	COP	445,251	1,466	—	1,466
10.60%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	03/18/30	COP	59,448	215	—	215
1-day COOIS, 8.75%	Quarterly	10.23%	Quarterly	Goldman Sachs International	N/A	01/20/33	COP	128,302	(1,019)	—	(1,019)
									$ (963,853)	$ —	$ (963,853)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.40%, 3.68%	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	12,295	$ (104,393)	$ —	$ (104,393)
Markit iBoxx $ Liquid High Yield Index	Quarterly	1-day SOFR , 3.68%	Quarterly	Bank of America N.A.	N/A	03/20/26	USD	280	(1,584)	2,713	(4,297)
									$ (105,977)	$ 2,713	$ (108,690)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 79,447,778	$ —	$ 79,447,778
Common Stocks	790,240	—	—	790,240
Corporate Bonds
Advertising Agencies	—	824,697	—	824,697
Aerospace & Defense	—	5,816,567	—	5,816,567
Air Freight & Logistics	—	90,850	—	90,850
Automobile Components	—	1,279,255	—	1,279,255
Automobiles	—	6,026,575	—	6,026,575
Banks	—	53,918,540	510,510	54,429,050
Beverages	—	4,150,725	—	4,150,725
Biotechnology	—	3,509,056	—	3,509,056
Broadline Retail	—	183,909	—	183,909
Building Materials	—	2,751,915	—	2,751,915
Building Products	—	2,899,912	—	2,899,912
Capital Markets	—	1,962,480	—	1,962,480
Chemicals	—	3,947,619	—	3,947,619
Commercial Services & Supplies	—	7,997,352	—	7,997,352
Communications Equipment	—	1,981,036	—	1,981,036
Construction & Engineering	—	1,341,239	—	1,341,239
Consumer Finance	—	9,137,988	—	9,137,988
Consumer Staples Distribution & Retail	—	1,640,800	—	1,640,800
Containers & Packaging	—	971,502	—	971,502
Distributors	—	439,641	—	439,641
Diversified REITs	—	11,095,329	—	11,095,329
Diversified Telecommunication Services	—	12,674,122	—	12,674,122
Electric Utilities	—	36,427,540	239,112	36,666,652
Electronic Equipment, Instruments & Components	—	4,845,923	—	4,845,923
Energy Equipment & Services	—	1,160,067	—	1,160,067
Entertainment	—	4,426,543	—	4,426,543
Environmental, Maintenance & Security Service	—	2,294,590	—	2,294,590
Financial Services	—	13,299,712	923,007	14,222,719
Food Products	—	3,153,055	—	3,153,055
Ground Transportation	—	3,154,933	—	3,154,933
Health Care Equipment & Supplies	—	1,301,300	—	1,301,300
Health Care Providers & Services	—	10,744,613	—	10,744,613
Health Care REITs	—	3,081,576	—	3,081,576
Hotels, Restaurants & Leisure	—	5,994,349	—	5,994,349
Household Durables	—	1,919,163	—	1,919,163
Household Products	—	63,191	—	63,191
Independent Power and Renewable Electricity Producers	—	611,631	226,450	838,081
Industrial Conglomerates	—	770,035	—	770,035
Insurance	—	9,981,429	—	9,981,429
Interactive Media & Services	—	7,447,086	—	7,447,086
Internet Software & Services	—	6,250,811	—	6,250,811
IT Services	—	5,652,496	144,554	5,797,050
Leisure Products	—	1,241,552	—	1,241,552
Machinery	—	3,398,011	—	3,398,011
Media	—	7,936,783	—	7,936,783
Metals & Mining	—	5,947,581	—	5,947,581
Mortgage Real Estate Investment Trusts (REITs)	—	510,146	—	510,146
Multi-Utilities	—	2,162,952	—	2,162,952
Office REITs	—	610,706	—	610,706
Oil, Gas & Consumable Fuels	—	48,863,872	—	48,863,872
Passenger Airlines	—	456,852	—	456,852
Personal Care Products	—	340,041	—	340,041
Pharmaceuticals	—	12,532,109	—	12,532,109
Real Estate Management & Development	115,027	1,982,467	—	2,097,494
Residential REITs	—	1,270,038	—	1,270,038
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Retail REITs	$ —	$ 1,182,935	$ —	$ 1,182,935
Semiconductors & Semiconductor Equipment	—	5,335,771	265,432	5,601,203
Software	—	8,172,497	—	8,172,497
Specialized REITs	—	1,143,007	—	1,143,007
Specialty Retail	—	1,746,384	—	1,746,384
Technology Hardware, Storage & Peripherals	—	3,454,987	—	3,454,987
Textiles, Apparel & Luxury Goods	—	937,315	—	937,315
Tobacco	—	9,615,919	—	9,615,919
Transportation Infrastructure	—	1,088,519	—	1,088,519
Utilities	—	716,284	—	716,284
Wireless Telecommunication Services	—	5,134,402	—	5,134,402
Floating Rate Loan Interests	—	671,914	254,707	926,621
Foreign Agency Obligations	—	15,543,151	—	15,543,151
Municipal Bonds	—	4,135,275	—	4,135,275
Non-Agency Mortgage-Backed Securities	—	154,101,891	—	154,101,891
Preferred Securities
Capital Trusts	—	1,434,207	—	1,434,207
Preferred Stocks	56,040	—	—	56,040
U.S. Government Sponsored Agency Securities	—	687,456,503	—	687,456,503
U.S. Treasury Obligations	—	323,029,942	—	323,029,942
Short-Term Securities
Foreign Agency Obligations	—	898,672	—	898,672
Money Market Funds	136,063,353	—	—	136,063,353
U.S. Treasury Obligations	—	496,214	—	496,214
Options Purchased
Credit Contracts	—	1,474	—	1,474
Foreign Currency Exchange Contracts	—	32,109	—	32,109
Interest Rate Contracts	953	13,143	—	14,096
Unfunded Floating Rate Loan Interests(a)	—	—	271	271
Liabilities
Investments
TBA Sale Commitments	—	(325,138,284)	—	(325,138,284)
	$137,025,613	$1,325,126,271	$2,564,043	$1,464,715,927
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 113,625	$ —	$ 113,625
Foreign Currency Exchange Contracts	—	1,116,939	—	1,116,939
Interest Rate Contracts	449,799	1,334,065	—	1,783,864
Other Contracts	—	26,621	—	26,621
Liabilities
Credit Contracts	—	(12,720)	—	(12,720)
Equity Contracts	(25,522)	(104,393)	—	(129,915)
Foreign Currency Exchange Contracts	—	(1,290,563)	—	(1,290,563)
Interest Rate Contracts	(934,284)	(4,342,119)	—	(5,276,403)
Other Contracts	—	(26,715)	—	(26,715)
	$(510,007)	$(3,185,260)	$—	$(3,695,267)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
Currency Abbreviation (continued)
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Diversified Fixed Income Fund

Currency Abbreviation (continued)
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
Portfolio Abbreviation (continued)
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
MTN	Medium-Term Note
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Schedule of Investments